                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2020

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE OF NEW YORK SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2020

                                                                            Page
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financial Statements..............................................  F-62

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Genworth Life Insurance Company of New York and
Contract Owners of
Genworth Life of New York VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2021

                                   Appendix

   Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares
   Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
   Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Disciplined Core Value Fund -- Class I /(1)/
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BNY Mellon
   BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares
   BNY Mellon Variable Investment Fund -- Government Money Market Portfolio BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares
Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
Deutsche DWS Variable Series I
   DWS Capital Growth VIP -- Class B Shares

Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP -- Class B Shares
   DWS Small Mid Cap Value VIP -- Class B Shares
Eaton Vance Variable Trust
   VT Floating -- Rate Income Fund
Federated Hermes Insurance Series
   Federated Hermes High Income Bond Fund II -- Primary Shares /(1)/ Federated Hermes High Income Bond Fund II -- Service Shares /(1)/ Federated Hermes Kaufmann Fund II -- Service Shares /(1)/
   Federated Hermes Managed Volatility Fund II -- Primary Shares /(1)/ Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares
   Janus Henderson Balanced Portfolio -- Service Shares
   Janus Henderson Enterprise Portfolio -- Institutional Shares
   Janus Henderson Enterprise Portfolio -- Service Shares
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Institutional Shares
   Janus Henderson Forty Portfolio -- Service Shares

   Janus Henderson Global Research Portfolio -- Institutional Shares
   Janus Henderson Global Research Portfolio -- Service Shares
   Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
     /(1)/
   Janus Henderson Overseas Portfolio -- Institutional Shares
   Janus Henderson Overseas Portfolio -- Service Shares
   Janus Henderson Research Portfolio -- Institutional Shares
   Janus Henderson Research Portfolio -- Service Shares
Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Income Portfolio -- Service Class Shares /(1)/
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

(1)See Note 1 to the financial statements for the former name of the subaccount.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2020




                                                      AB Variable Products Series Fund, Inc.
                                         -----------------------------------------------------------------

                                              AB           AB
                                           Balanced      Global         AB           AB            AB
                                            Wealth      Thematic    Growth and  International  Large Cap
                                           Strategy      Growth       Income        Value        Growth
                                         Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Class B      Class B      Class B       Class B      Class B
----------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $2,956,243     $131,230   $3,131,771    $2,866,675   $1,318,000
Dividend receivable                                --           --           --            --           --
Receivable for units sold                          --           27          153            --          145
Total assets                                2,956,243      131,257    3,131,924     2,866,675    1,318,145

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         140            6          136           130           56
Payable for units withdrawn                        16           --           --           355           --
Total liabilities                                 156            6          136           485           56

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         2,645,851      131,251    3,067,653     2,819,063    1,253,535
Variable annuity contract owners in the
annuitization period                          310,236           --       64,135        47,127       64,554
Net assets                                 $2,956,087     $131,251   $3,131,788    $2,866,190   $1,318,089

Investments in securities at cost          $3,015,736      $62,690   $2,653,880    $2,611,459     $842,438
Shares outstanding                            282,354        3,237      110,157       199,908       18,431

                                             AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------------
                                                              Invesco                           Invesco          Invesco
                                             Invesco        Oppenheimer        Invesco        Oppenheimer      Oppenheimer
                                           Oppenheimer          V.I.         Oppenheimer          V.I.            V.I.
                                               V.I.       Global Strategic       V.I.         Main Street     Total Return
                                              Global           Income        Main Street       Small Cap          Bond
                                             Fund --          Fund --         Fund(R) --       Fund(R) --        Fund --
                                         Series II Shares Series I Shares  Series II Shares Series II Shares Series I Shares
----------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $15,806,891           $9,431       $2,326,012       $4,447,044        $189,285
Dividend receivable                                    --               --               --               --              --
Receivable for units sold                              --               --            4,346               --              --
Total assets                                   15,806,891            9,431        2,330,358        4,447,044         189,285

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             720               --              102              200               7
Payable for units withdrawn                           911                1               --              359              --
Total liabilities                                   1,631                1              102              559               7

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            15,569,031            9,430        2,330,256        4,356,524         189,278
Variable annuity contract owners in the
annuitization period                              236,229               --               --           89,961              --
Net assets                                    $15,805,260           $9,430       $2,330,256       $4,446,485        $189,278

Investments in securities at cost             $12,227,606          $10,299       $1,972,911       $3,330,792        $196,359
Shares outstanding                                307,767            1,948           78,848          165,256          22,454

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

  AB Variable
Products Series
  Fund, Inc.
  (continued)                     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                    Invesco         Invesco          Invesco         Invesco          Invesco         Invesco
                  Oppenheimer     Oppenheimer      Oppenheimer     Oppenheimer      Oppenheimer     Oppenheimer
      AB             V.I.             V.I.            V.I.             V.I.            V.I.             V.I.
   Small Cap        Capital         Capital       Conservative     Conservative    Discovery Mid   Discovery Mid
    Growth       Appreciation     Appreciation      Balanced         Balanced       Cap Growth       Cap Growth
 Portfolio --       Fund --         Fund --          Fund --         Fund --          Fund --         Fund --
    Class B     Series I Shares Series II Shares Series I Shares Series II Shares Series I Shares Series II Shares
-------------------------------------------------------------------------------------------------------------------

     $3,271,776        $205,329       $1,020,525        $139,091       $2,621,833        $189,331         $166,350
             --              --               --              --               --              --               --
             --              --              309              --               --              --               15
      3,271,776         205,329        1,020,834         139,091        2,621,833         189,331          166,365

            148               8               37               5              151               7              (23)
            549              --               --              --              406              --               --
            697               8               37               5              557               7              (23)

      3,223,670         176,936        1,020,797         139,086        2,558,459         189,324          166,388
         47,409          28,385               --              --           62,817              --               --
     $3,271,079        $205,321       $1,020,797        $139,086       $2,621,276        $189,324         $166,388

     $2,499,305        $143,647         $706,209        $116,517       $2,112,099        $130,112         $100,181
        129,013           2,919           14,868           7,757          148,294           1,771            1,697

                    AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
--------------------------------------------------------------------------------------------------------------------
    Invesco         Invesco                           Invesco         Invesco          Invesco          Invesco
     V.I.             V.I.           Invesco           V.I.             V.I.             V.I.             V.I.
   American         American           V.I.            Core          Equity and         Global       International
   Franchise       Franchise         Comstock         Equity           Income        Real Estate         Growth
    Fund --         Fund --          Fund --          Fund --         Fund --          Fund --          Fund --
Series I shares Series II shares Series II shares Series I shares Series II shares Series II shares Series II shares
--------------------------------------------------------------------------------------------------------------------

       $401,723         $404,441       $1,400,695        $407,920       $1,118,590         $172,423         $857,793
             --               --               --              --               --               --               --
             55               --               --             119               --               --               --
        401,778          404,441        1,400,695         408,039        1,118,590          172,423          857,793

             14               17               57              14               62                9               42
             --                1                1              --                2                2                1
             14               18               58              14               64               11               43

        401,764          404,423        1,400,637         408,025        1,118,027          129,414          857,750
             --               --               --              --              499           42,998               --
       $401,764         $404,423       $1,400,637        $408,025       $1,118,526         $172,412         $857,750

       $232,299         $278,411       $1,359,843        $428,974       $1,052,011         $179,972         $678,158
          4,509            4,797           87,162          13,405           62,772           12,032           20,482

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                           AIM Variable
                                            Insurance
                                          Funds (Invesco
                                             Variable          American
                                            Insurance           Century
                                              Funds)           Variable
                                           (continued)    Portfolios II, Inc. American Century Variable Portfolios, Inc.
                                         ---------------- ------------------- ------------------------------------------

                                             Invesco                              VP
                                               V.I.               VP          Disciplined
                                              Value            Inflation         Core             VP             VP
                                          Opportunities       Protection         Value       International    Ultra(R)
                                             Fund --            Fund --         Fund --         Fund --       Fund --
                                         Series II shares      Class II         Class I         Class I       Class I
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $257,456          $2,963,939    $685,768         $530,054    $706,062
Dividend receivable                                    --                  --          --               --          --
Receivable for units sold                              --                  --          --                5          --
Total assets                                      257,456           2,963,939     685,768          530,059     706,062

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              12                 142          36               28          33
Payable for units withdrawn                        13,666                   5           1               --           1
Total liabilities                                  13,678                 147          37               28          34

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               243,778           2,726,336     535,832          400,494     662,828
Variable annuity contract owners in the
annuitization period                                   --             237,456     149,899          129,537      43,200
Net assets                                       $243,778          $2,963,792    $685,731         $530,031    $706,028

Investments in securities at cost                $297,260          $2,785,418    $595,876         $391,544    $404,655
Shares outstanding                                 45,892             267,262      66,709           37,593      25,694

                                            BlackRock                                        Deutsche       Deutsche
                                         Variable Series                                       DWS            DWS
                                           Funds, Inc.    Columbia Funds Variable Series     Variable       Variable
                                           (continued)            Trust II                   Series I      Series II
                                         ---------------- ------------------------------  -------------- --------------
                                            BlackRock                       Columbia
                                            Large Cap     CTIVP/SM/ --      Variable
                                              Focus         Loomis        Portfolio --         DWS
                                              Growth        Sayles          Overseas         Capital          DWS
                                               V.I.         Growth            Core            Growth        CROCI(R)
                                             Fund --       Fund --          Fund --           VIP --      U.S. VIP --
                                         Class III Shares  Class 1          Class 2       Class B Shares Class B Shares
-----------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $150,997 $16,280,194       $1,037,404          $470,470       $314,946
Dividend receivable                                    --          --               --                --             --
Receivable for units sold                              --          --               --                 8              9
Total assets                                      150,997  16,280,194        1,037,404           470,478        314,955

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                               6         747               45                24             15
Payable for units withdrawn                            --         681                1                --             --
Total liabilities                                       6       1,428               46                24             15

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               150,991  15,951,535        1,037,358           384,467        272,277
Variable annuity contract owners in the
annuitization period                                   --     327,231               --            85,987         42,663
Net assets                                       $150,991 $16,278,766       $1,037,358          $470,454       $314,940

Investments in securities at cost                 $91,043 $12,600,089         $939,885          $372,956       $300,669
Shares outstanding                                  7,156     328,627           73,627            11,154         24,283

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020



    American
    Century
    Variable
Portfolios, Inc.
  (continued)                      BNY Mellon                         BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
                   BNY Mellon                       BNY Mellon     BlackRock
                   Investment       BNY Mellon       Variable      Advantage        BlackRock        BlackRock
                 Portfolios --     Sustainable      Investment     U.S. Total         Basic            Global
       VP            MidCap            U.S.          Fund --         Market           Value          Allocation
     Value           Stock            Equity        Government        V.I.             V.I.             V.I.
    Fund --       Portfolio --  Portfolio, Inc. -- Money Market     Fund --          Fund --          Fund --
    Class I      Initial Shares   Initial Shares    Portfolio   Class III Shares Class III Shares Class III Shares
------------------------------------------------------------------------------------------------------------------

        $250,363        $80,730           $159,637     $291,580         $271,756         $578,231      $43,788,420
              --             --                 --            3               --               --               --
              --             --                 28           --               --               --               --
         250,363         80,730            159,665      291,583          271,756          578,231       43,788,420

               1              3                  5           12               11               25            2,164
              --              1                 --           --                1                1           10,663
               1              4                  5           12               12               26           12,827

         250,362         80,726            159,660      291,571          271,744          578,205       42,918,377
              --             --                 --           --               --               --          857,216
        $250,362        $80,726           $159,660     $291,571         $271,744         $578,205      $43,775,593

        $164,008        $76,317           $125,597     $291,580         $273,869         $573,880      $37,713,303
          22,414          4,051              3,379      291,580           15,529           42,959        2,688,055

 Deutsche DWS
   Variable                                                                               Fidelity(R) Variable
  Series II     Eaton Vance                                                                    Insurance
 (continued)   Variable Trust              Federated Hermes Insurance Series                 Products Fund
--------------------------------------------------------------------------------------------------------------
                                Federated      Federated
     DWS                          Hermes         Hermes                      Federated
    Small                          High           High        Federated        Hermes             VIP
   Mid Cap           VT           Income         Income         Hermes        Managed            Asset
    Value      Floating-Rate       Bond           Bond         Kaufmann      Volatility       Manager/SM/
    VIP --         Income       Fund II --     Fund II --     Fund II --     Fund II --       Portfolio --
Class B Shares      Fund      Primary Shares Service Shares Service Shares Primary Shares    Initial Class
--------------------------------------------------------------------------------------------------------------

       $72,960     $3,228,363           $315       $846,065     $3,455,221        $45,998             $117,703
            --          8,332             --             --             --             --                   --
            --            129             --            248             84             --                   --
        72,960      3,236,824            315        846,313      3,455,305         45,998              117,703

             3            150             --             36            158              2                    5
             1             --             --             --             --             --                   --
             4            150             --             36            158              2                    5

        72,956      3,148,031            315        846,277      3,409,104         45,996              117,698
            --         88,643             --             --         46,043             --                   --
       $72,956     $3,236,674           $315       $846,277     $3,455,147        $45,996             $117,698

       $83,845     $3,271,662           $322       $860,694     $2,839,197        $43,092             $103,375
         6,085        357,515             49        132,612        146,098          4,148                6,907

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                             VIP
                                               VIP                                                         Dynamic
                                              Asset            VIP            VIP            VIP           Capital
                                           Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation
                                          Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --
                                         Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2
----------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $48,384      $6,800,629      $833,382     $11,462,283         $58,472
Dividend receivable                                   --              --            --              --              --
Receivable for units sold                             --              --            --             239              --
Total assets                                      48,384       6,800,629       833,382      11,462,522          58,472

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              2             362            32             491               2
Payable for units withdrawn                            1             271            --              --               2
Total liabilities                                      3             633            32             491               4

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               34,953       6,585,694       790,054      11,462,031          58,468
Variable annuity contract owners in the
annuitization period                              13,428         214,302        43,296              --              --
Net assets                                       $48,381      $6,799,996      $833,350     $11,462,031         $58,468

Investments in securities at cost                $43,347      $4,877,068      $500,718      $7,264,871         $36,748
Shares outstanding                                 2,922         300,381        17,301         245,287           3,493

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                               VIP                                           VIP
                                               VIP         Investment          VIP            VIP           Value
                                             Growth        Grade Bond        Mid Cap       Overseas      Strategies
                                          Portfolio --    Portfolio --    Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Service Class 2 Service Class 2 Initial Class Service Class 2
----------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)             $884,706     $10,578,332      $4,385,877      $118,542         $44,231
Dividend receivable                                   --              --              --            --              --
Receivable for units sold                             77             315             316            --              --
Total assets                                     884,783      10,578,647       4,386,193       118,542          44,231

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             43             492             193             5               2
Payable for units withdrawn                           --              --              --            --               2
Total liabilities                                     43             492             193             5               4

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                              884,740      10,346,438       4,342,829       118,537          44,227
Variable annuity contract owners in the
annuitization period                                  --         231,717          43,171            --              --
Net assets                                      $884,740     $10,578,155      $4,386,000      $118,537         $44,227

Investments in securities at cost               $438,741      $9,897,343      $3,614,366       $83,189         $38,178
Shares outstanding                                 8,796         771,015         117,615         4,470           3,233

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                       Fidelity(R) Variable Insurance Products Fund (continued)
-------------------------------------------------------------------------------------------------------

                                   VIP            VIP            VIP            VIP
     VIP            VIP         Growth &       Growth &        Growth         Growth           VIP
Equity-Income  Equity-Income     Income         Income      Opportunities  Opportunities     Growth
Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
Initial Class Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
-------------------------------------------------------------------------------------------------------

     $239,581     $18,845,677      $264,074        $678,053      $151,819     $11,237,357      $581,107
           --              --            --              --            --              --            --
           --              --            --              31            --              --            --
      239,581      18,845,677       264,074         678,084       151,819      11,237,357       581,107

            9             861            10              29             6             523            22
           --           1,281            --              --            --           1,833            --
            9           2,142            10              29             6           2,356            22

      239,572      18,341,513       264,064         678,055       151,813      10,998,073       581,085
           --         502,022            --              --            --         236,928            --
     $239,572     $18,843,535      $264,064        $678,055      $151,813     $11,235,001      $581,085

     $217,640     $16,582,368      $191,887        $519,806       $50,478      $8,597,480      $289,386
       10,024         813,015        11,810          31,218         1,958         147,685         5,642

                          Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------
                                 Franklin
   Franklin       Franklin      Large Cap       Franklin      Templeton      Templeton      Templeton
  Allocation       Income         Growth     Mutual Shares     Foreign        Foreign      Global Bond
 VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares Class 1 Shares
--------------------------------------------------------------------------------------------------------

    $8,989,506    $32,957,922       $571,309     $1,387,300            $--       $202,285        $44,352
            --             --             --             --             --             --             --
           209             --             34             65             --             18             --
     8,989,715     32,957,922        571,343      1,387,365             --        202,303         44,352

           438          1,746             28             57             --              7              2
            --          6,754             --             --             --             --             --
           438          8,500             28             57             --              7              2

     8,630,962     31,530,194        528,196      1,387,308             --        202,296         44,350
       358,315      1,419,228         43,119             --             --             --             --
    $8,989,277    $32,949,422       $571,315     $1,387,308            $--       $202,296        $44,350

   $10,579,658    $32,873,536       $400,730     $1,420,890            $--       $213,710        $52,696
     1,655,526      2,191,351         19,941         83,623             --         15,232          3,061

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                            Franklin
                                           Templeton
                                            Variable
                                           Insurance
                                         Products Trust                                               JPMorgan
                                          (continued)     Goldman Sachs Variable Insurance Trust   Insurance Trust
                                         -------------- ------------------------------------------ ---------------
                                                        Goldman Sachs  Goldman Sachs Goldman Sachs    JPMorgan
                                                          Government     Large Cap      Mid Cap       Insurance
                                           Templeton        Money          Value         Value          Trust
                                             Growth         Market        Fund --       Fund --       Core Bond
                                          VIP Fund --      Fund --     Institutional Institutional  Portfolio --
                                         Class 2 Shares Service Shares    Shares        Shares         Class 1
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)            $529,154     $7,113,591      $134,256      $315,342      $2,527,821
Dividend receivable                                  --             33            --            --              --
Receivable for units sold                            --             --            --            --              46
Total assets                                    529,154      7,113,624       134,256       315,342       2,527,867

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                            23            322             5            12             132
Payable for units withdrawn                         109          2,164            --            --              --
Total liabilities                                   132          2,486             5            12             132

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                             529,022      7,101,721       134,251       315,330       1,999,073
Variable annuity contract owners in the
annuitization period                                 --          9,417            --            --         528,662
Net assets                                     $529,022     $7,111,138      $134,251      $315,330      $2,527,735

Investments in securities at cost              $553,433     $7,113,591      $148,793      $268,980      $2,388,285
Shares outstanding                               47,373      7,113,591        14,483        18,302         212,780


                                                             Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------
                                             Janus                                      Janus
                                           Henderson       Janus                      Henderson       Janus
                                           Flexible      Henderson       Janus         Global       Henderson
                                             Bond          Forty       Henderson      Research        Global
                                         Portfolio --  Portfolio --      Forty      Portfolio --     Research
                                         Institutional Institutional  Portfolio --  Institutional  Portfolio --
                                            Shares        Shares     Service Shares    Shares     Service Shares
----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)             $4,700    $1,145,177     $1,583,121      $285,623       $162,376
Dividend receivable                                 --            --             --            --             --
Receivable for units sold                           --            --             --            --             --
Total assets                                     4,700     1,145,177      1,583,121       285,623        162,376

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           --            44             62            11              7
Payable for units withdrawn                         --            --              1            --             --
Total liabilities                                   --            44             63            11              7

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                              4,700     1,100,555      1,583,058       285,612        162,369
Variable annuity contract owners in the
annuitization period                                --        44,578             --            --             --
Net assets                                      $4,700    $1,145,133     $1,583,058      $285,612       $162,369

Investments in securities at cost               $4,405      $698,599     $1,065,593      $176,850        $92,545
Shares outstanding                                 369        20,091         29,893         4,490          2,619

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020






  JPMorgan Insurance Trust (continued)                       Janus Aspen Series
---------------------------------------------------------------------------------------------------
  JPMorgan       JPMorgan      JPMorgan       Janus                        Janus
  Insurance     Insurance     Insurance     Henderson       Janus        Henderson       Janus
    Trust         Trust         Trust       Balanced      Henderson     Enterprise     Henderson
Mid Cap Value Small Cap Core U.S. Equity  Portfolio --     Balanced    Portfolio --    Enterprise
Portfolio --   Portfolio --  Portfolio -- Institutional  Portfolio --  Institutional  Portfolio --
   Class 1       Class 1       Class 1       Shares     Service Shares    Shares     Service Shares
---------------------------------------------------------------------------------------------------

     $760,949       $322,551   $1,237,764      $762,977     $9,854,962      $827,398        $92,727
           --             --           --            --             --            --             --
            6             27           --            --             --            --             31
      760,955        322,578    1,237,764       762,977      9,854,962       827,398         92,758

           34             16           65            29            472            32              1
           --             --            1            --          5,885            --             --
           34             16           66            29          6,357            32              1

      718,016        279,631      957,200       688,515      9,311,893       827,366         92,757
       42,905         42,931      280,498        74,433        536,712            --             --
     $760,921       $322,562   $1,237,698      $762,948     $9,848,605      $827,366        $92,757

     $560,423       $232,173     $839,951      $501,417     $6,847,094      $458,103        $60,578
       69,876         13,378       33,095        17,508        213,774         8,782          1,060

                                                                         Legg Mason Partners Variable
                     Janus Aspen Series (continued)                            Equity Trust
-----------------------------------------------------------------------------------------------------
    Janus
  Henderson        Janus                        Janus                    ClearBridge    ClearBridge
    Global       Henderson       Janus        Henderson       Janus        Variable       Variable
Technology and   Overseas      Henderson      Research      Henderson     Aggressive      Dividend
  Innovation   Portfolio --     Overseas    Portfolio --     Research       Growth        Strategy
 Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --  Portfolio --   Portfolio --
Service Shares    Shares     Service Shares    Shares     Service Shares   Class II       Class I
-----------------------------------------------------------------------------------------------------

       $13,844      $130,906        $80,497      $502,052        $44,936     $250,578            $--
            --            --             --            --             --           --             --
            --            --             --            --             --           --             --
        13,844       130,906         80,497       502,052         44,936      250,578             --

             1             5              5            19              4           10             --
            --            --             --            --             --           --             --
             1             5              5            19              4           10             --

        13,843       130,901         80,492       477,655         44,932      250,568             --
            --            --             --        24,378             --           --             --
       $13,843      $130,901        $80,492      $502,033        $44,932     $250,568            $--

        $4,545      $133,227        $65,072      $313,942        $23,719     $173,939            $--
           675         3,426          2,201        10,173            940        8,497             --

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020


                                         Legg Mason Partners Variable
                                         Equity Trust (continued)          MFS(R) Variable Insurance Trust
                                         ---------------------------- -----------------------------------------

                                         ClearBridge    ClearBridge
                                           Variable       Variable        MFS(R)       MFS(R) New     MFS(R)
                                           Dividend      Large Cap       Investors     Discovery   Total Return
                                           Strategy        Value      Trust Series --  Series --    Series --
                                         Portfolio --   Portfolio --      Service       Service      Service
                                           Class II       Class I      Class Shares   Class Shares Class Shares
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $241,189       $193,960         $401,079     $552,390   $6,085,939
Dividend receivable                                --             --               --           --           --
Receivable for units sold                          --             --               --           43           --
Total assets                                  241,189        193,960          401,079      552,433    6,085,939

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          13              8               17           17          300
Payable for units withdrawn                         1              1           26,889           --          483
Total liabilities                                  14              9           26,906           17          783

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           175,644        193,951          374,173      552,416    5,861,196
Variable annuity contract owners in the
annuitization period                           65,531             --               --           --      223,960
Net assets                                   $241,175       $193,951         $374,173     $552,416   $6,085,156

Investments in securities at cost            $176,550       $199,467         $255,240     $366,897   $5,018,208
Shares outstanding                             10,874          9,776           11,144       23,396      238,664

                                           PIMCO Variable Insurance    Rydex Variable State Street Variable Insurance
                                               Trust (continued)           Trust           Series Funds, Inc.
                                         ----------------------------- -------------- -------------------------------
                                                                                                         Premier
                                              Low           Total                                         Growth
                                            Duration        Return                                        Equity
                                          Portfolio --   Portfolio --                     Income          V.I.S.
                                         Administrative Administrative   NASDAQ --    V.I.S. Fund --     Fund --
                                          Class Shares   Class Shares   100(R) Fund   Class 1 Shares  Class 1 Shares
---------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $12,271,225    $15,407,761       $235,855       $487,256        $624,259
Dividend receivable                               6,847         25,928             --             --              --
Receivable for units sold                           456          1,603             55            262             146
Total assets                                 12,278,528     15,435,292        235,910        487,518         624,405

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           570            697              8              2              27
Payable for units withdrawn                          --             --             --             --              --
Total liabilities                                   570            697              8              2              27

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          12,004,870     15,206,175        235,902        487,516         624,378
Variable annuity contract owners in the
annuitization period                            273,088        228,420             --             --              --
Net assets                                  $12,277,958    $15,434,595       $235,902       $487,516        $624,378

Investments in securities at cost           $12,188,608    $14,689,460       $137,127       $458,358        $448,609
Shares outstanding                            1,182,199      1,329,401          3,756         39,043           5,077

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

MFS(R) Variable
Insurance Trust
  (continued)   MFS(R) Variable Insurance Trust II              PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------
                                    MFS(R)                                     International
                                 Massachusetts                                      Bond        Long-Term
    MFS(R)         MFS(R)          Investors                                     Portfolio         U.S.
   Utilities       Income        Growth Stock       All Asset     High Yield    (U.S. Dollar    Government
   Series --    Portfolio --     Portfolio --      Portfolio --  Portfolio --    Hedged) --    Portfolio --
    Service       Service           Service          Advisor    Administrative Administrative Administrative
 Class Shares   Class Shares     Class Shares      Class Shares  Class Shares   Class Shares   Class Shares
------------------------------------------------------------------------------------------------------------

     $1,361,821      $84,877          $453,718         $235,740     $3,601,505        $29,680     $6,983,528
             --           --                --               --         14,647             25          9,994
            674           --                --               --            505             --          1,168
      1,362,495       84,877           453,718          235,740      3,616,657         29,705      6,994,690

             59            4                20               10            165              2            323
             --           --                --               --             --              1             --
             59            4                20               10            165              3            323

      1,362,436       84,873           453,698          235,730      3,527,506         29,702      6,855,923
             --           --                --               --         88,986             --        138,444
     $1,362,436      $84,873          $453,698         $235,730     $3,616,492        $29,702     $6,994,367

     $1,051,630      $80,214          $332,468         $227,351     $3,465,498        $27,254     $6,527,113
         39,257        8,138            18,391           21,029        449,626          2,641        472,818

                                                                                             The Alger
             State Street Variable Insurance Series Funds, Inc. (continued)                  Portfolios
----------------------------------------------------------------------------------------------------------

 Real Estate     S&P 500(R)     Small-Cap        Total          Total           U.S.           Alger
  Securities       Index          Equity         Return         Return         Equity        Large Cap
    V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.          Growth
   Fund --        Fund --        Fund --        Fund --        Fund --        Fund --       Portfolio --
Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares Class 3 Shares Class 1 Shares Class I-2 Shares
----------------------------------------------------------------------------------------------------------

    $3,622,614     $7,251,166     $1,668,160     $8,648,932    $50,089,373       $957,384         $432,361
            --             --             --             --             --             --               --
            55          7,664             --            703             --            438               --
     3,622,669      7,258,830      1,668,160      8,649,635     50,089,373        957,822          432,361

           162            291             70            372          2,650             38               17
            --             --          6,487             --        258,242             --               --
           162            291          6,557            372        260,892             38               17

     3,575,574      7,168,372      1,661,603      4,473,177     46,780,661        957,784          358,043
        46,933         90,167             --      4,176,086      3,047,820             --           74,301
    $3,622,507     $7,258,539     $1,661,603     $8,649,263    $49,828,481       $957,784         $432,344

    $3,675,809     $4,523,315     $1,476,700     $8,543,116    $49,327,348       $697,721         $278,029
       301,382        145,139        113,790        520,080      3,022,895         17,969            4,629

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                            The Alger
                                            Portfolios                                                     Wells Fargo
                                           (continued)              The Prudential Series Fund            Variable Trust
                                         ---------------- ----------------------------------------------- --------------
                                                                                                           Wells Fargo
                                              Alger          Jennison                                           VT
                                            Small Cap          20/20                          Natural         Omega
                                              Growth           Focus         Jennison        Resources        Growth
                                           Portfolio --    Portfolio --    Portfolio --    Portfolio --      Fund --
                                         Class I-2 Shares Class II Shares Class II Shares Class II Shares    Class 2
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $136,932        $286,145        $488,876      $2,871,602       $542,217
Dividend receivable                                    --              --              --              --             --
Receivable for units sold                              --              --              --              --             --
Total assets                                      136,932         286,145         488,876       2,871,602        542,217

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                               5              11              23             134             26
Payable for units withdrawn                            --              --              --             497             --
Total liabilities                                       5              11              23             631             26

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               136,927         286,134         488,853       2,823,638        542,191
Variable annuity contract owners in the
annuitization period                                   --              --              --          47,333             --
Net assets                                       $136,927        $286,134        $488,853      $2,870,971       $542,191

Investments in securities at cost                 $78,408        $100,598        $198,004      $2,494,160       $383,015
Shares outstanding                                  3,058           6,066           4,032         109,561         13,408

See accompanying notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations




                                                         AB Variable Products Series Fund, Inc.
                                         ----------------------------------------------------------------------

                                              AB            AB
                                           Balanced       Global          AB            AB             AB
                                            Wealth       Thematic     Growth and   International   Large Cap
                                           Strategy       Growth        Income         Value         Growth
                                         Portfolio --  Portfolio --  Portfolio --  Portfolio --   Portfolio --
                                           Class B       Class B       Class B        Class B       Class B
                                         ------------  ------------  ------------  -------------  ------------
                                          Year Ended    Year Ended    Year Ended    Year Ended     Year Ended
                                         December 31,  December 31,  December 31,  December 31,   December 31,
                                             2020          2020          2020          2020           2020
---------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $59,747          $620       $37,526        $42,006           $--
Mortality and expense risk and
administrative charges (note 4)                48,342         2,002        45,031         54,361        17,815
Net investment income (expense)                11,405        (1,382)       (7,505)       (12,355)      (17,815)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (51,336)       23,633         4,850       (123,643)      147,719
Change in unrealized appreciation
(depreciation)                                155,600         5,360      (118,514)        80,248        93,970
Capital gain distributions                     85,137        13,050       153,295             --        96,674
Net realized and unrealized gain (loss)
on investments                                189,401        42,043        39,631        (43,395)      338,363

Increase (decrease) in net assets from
operations                                   $200,806       $40,661       $32,126       $(55,750)     $320,548

                                               AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ----------------------------------------------------------------------------------------
                                                               Invesco                             Invesco           Invesco
                                             Invesco         Oppenheimer         Invesco         Oppenheimer       Oppenheimer
                                           Oppenheimer           V.I.          Oppenheimer           V.I.             V.I.
                                               V.I.        Global Strategic        V.I.          Main Street      Total Return
                                              Global            Income         Main Street        Small Cap           Bond
                                             Fund --           Fund --          Fund(R) --        Fund(R) --         Fund --
                                         Series II Shares  Series I Shares   Series II Shares  Series II Shares  Series I Shares
                                         ----------------  ----------------  ----------------  ----------------  ---------------
                                            Year Ended        Year Ended        Year Ended        Year Ended       Year Ended
                                           December 31,      December 31,      December 31,      December 31,     December 31,
                                               2020              2020              2020              2020             2020
---------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                      $62,060              $517           $25,610           $14,537           $6,367
Mortality and expense risk and
administrative charges (note 4)                   166,442               123           173,596            64,572            3,491
Net investment income (expense)                  (104,382)              394          (147,986)          (50,035)           2,876

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                          420,913               (66)        1,457,187           100,769           (3,119)
Change in unrealized appreciation
(depreciation)                                  2,523,464              (164)       (1,501,386)          720,425           19,880
Capital gain distributions                        514,648                --           216,883            57,967               --
Net realized and unrealized gain (loss)
on investments                                  3,459,025              (230)          172,684           879,161           16,761

Increase (decrease) in net assets from
operations                                     $3,354,643              $164           $24,698          $829,126          $19,637

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

  AB Variable
Products Series
  Fund, Inc.
  (continued)                        AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
------------------------------------------------------------------------------------------------------------------------
                     Invesco          Invesco           Invesco         Invesco           Invesco          Invesco
                   Oppenheimer      Oppenheimer       Oppenheimer     Oppenheimer       Oppenheimer      Oppenheimer
      AB              V.I.              V.I.             V.I.             V.I.             V.I.              V.I.
   Small Cap         Capital          Capital        Conservative     Conservative     Discovery Mid    Discovery Mid
    Growth        Appreciation      Appreciation       Balanced         Balanced        Cap Growth        Cap Growth
 Portfolio --        Fund --          Fund --           Fund --         Fund --           Fund --          Fund --
    Class B      Series I Shares  Series II Shares  Series I Shares Series II Shares  Series I Shares  Series II Shares
------------------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended        Year Ended       Year Ended       Year Ended       Year Ended        Year Ended
 December 31,     December 31,      December 31,     December 31,     December 31,     December 31,      December 31,
     2020             2020              2020             2020             2020             2020              2020
------------------------------------------------------------------------------------------------------------------------

            $--              $--               $--           $2,827          $45,477              $62               $--
         28,672            2,508            15,864            1,869           56,443            2,281             2,416
        (28,672)          (2,508)          (15,864)             958          (10,966)          (2,219)           (2,416)

         78,964            4,129           103,479              891          177,185            5,186             4,318
        740,664           25,609            69,626           11,670           95,090           41,206            34,448
        217,572           27,696           148,658            3,142           57,476           12,836            11,882
      1,037,200           57,434           321,763           15,703          329,751           59,228            50,648

     $1,008,528          $54,926          $305,899          $16,661         $318,785          $57,009           $48,232

                       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
--------------------------------------------------------------------------------------------------------------------------

    Invesco          Invesco                                              Invesco          Invesco           Invesco
     V.I.              V.I.            Invesco           Invesco            V.I.             V.I.              V.I.
   American          American            V.I.             V.I.           Equity and         Global        International
   Franchise        Franchise          Comstock        Core Equity         Income        Real Estate          Growth
    Fund --          Fund --           Fund --           Fund --          Fund --          Fund --           Fund --
Series I shares  Series II shares  Series II shares  Series I shares  Series II shares Series II shares  Series II shares
--------------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended       Year Ended        Year Ended       Year Ended        Year Ended
 December 31,      December 31,      December 31,     December 31,      December 31,     December 31,      December 31,
     2020              2020              2020             2020              2020             2020              2020
--------------------------------------------------------------------------------------------------------------------------

           $241               $--           $28,791           $4,918           $22,856           $7,973           $17,117
          5,377             5,273            19,515          131,807            21,997            3,280            49,964
         (5,136)           (5,273)            9,276         (126,889)              859            4,693           (32,847)

         15,324             3,553           (36,492)        (175,804)            2,928           (2,161)          430,634
         84,523            91,615           (48,523)          58,678            26,859          (27,523)         (442,112)
         25,161            26,271            35,798           84,838            47,250            4,858            18,659
        125,008           121,439           (49,217)         (32,288)           77,037          (24,826)            7,181

       $119,872          $116,166          $(39,941)       $(159,177)          $77,896         $(20,133)         $(25,666)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AIM Variable
                                            Insurance
                                          Funds (Invesco      American
                                             Variable         Century
                                            Insurance         Variable
                                              Funds)       Portfolios II,
                                           (continued)          Inc.       American Century Variable Portfolios, Inc.
                                         ----------------  --------------  -----------------------------------------

                                             Invesco                            VP
                                               V.I.              VP        Disciplined
                                              Value          Inflation         Core           VP             VP
                                          Opportunities      Protection       Value      International    Ultra(R)
                                             Fund --          Fund --        Fund --        Fund --       Fund --
                                         Series II shares     Class II       Class I        Class I       Class I
                                         ----------------  --------------  ------------  -------------  ------------
                                            Year Ended       Year Ended     Year Ended    Year Ended     Year Ended
                                           December 31,     December 31,   December 31,  December 31,   December 31,
                                               2020             2020           2020          2020           2020
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $188         $50,412        $9,379         $2,028           $--
Mortality and expense risk and
administrative charges (note 4)                     3,569          72,426         9,133          8,520         8,449
Net investment income (expense)                    (3,381)        (22,014)          246         (6,492)       (8,449)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                          (25,006)        129,304         6,760         37,951        20,904
Change in unrealized appreciation
(depreciation)                                     26,366         188,862        53,364         74,684       161,198
Capital gain distributions                          9,694              --        18,597          6,117        39,463
Net realized and unrealized gain (loss)
on investments                                     11,054         318,166        78,721        118,752       221,565

Increase (decrease) in net assets from
operations                                         $7,673        $296,152       $78,967       $112,260      $213,116

                                            BlackRock
                                         Variable Series                                   Deutsche DWS    Deutsche DWS
                                           Funds, Inc.     Columbia Funds Variable Series    Variable        Variable
                                           (continued)              Trust II                 Series I       Series II
                                         ----------------  ----------------------------   --------------  --------------
                                                                             Columbia
                                            BlackRock      CTIVP/SM/ --      Variable
                                            Large Cap         Loomis       Portfolio --        DWS             DWS
                                              Focus           Sayles         Overseas        Capital         CROCI(R)
                                           Growth V.I.        Growth           Core           Growth           U.S.
                                             Fund --         Fund --         Fund --          VIP --          VIP --
                                         Class III Shares    Class 1         Class 2      Class B Shares  Class B Shares
                                         ----------------  --------------  -------------  --------------  --------------
                                            Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                           December 31,    December 31,    December 31,    December 31,    December 31,
                                               2020            2020            2020            2020            2020
-------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                          $--           $--         $15,432             $303          $2,925
Mortality and expense risk and
administrative charges (note 4)                     2,007       155,322          17,080            4,676           3,567
Net investment income (expense)                    (2,007)     (155,322)         (1,648)          (4,373)           (642)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            1,753       823,112          11,703            7,623             530
Change in unrealized appreciation
(depreciation)                                     36,045     2,106,083          57,606           79,250         (16,314)
Capital gain distributions                          8,491            --          13,672            7,618           7,503
Net realized and unrealized gain (loss)
on investments                                     46,289     2,929,195          82,981           94,491          (8,281)

Increase (decrease) in net assets from
operations                                        $44,282    $2,773,873         $81,333          $90,118         $(8,923)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



    American
    Century
    Variable
Portfolios, Inc.
  (continued)                        BNY Mellon                             BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
                    BNY Mellon                         BNY Mellon      BlackRock
                    Investment        BNY Mellon        Variable       Advantage         BlackRock         BlackRock
                  Portfolios --      Sustainable       Investment      U.S. Total          Basic             Global
       VP             MidCap             U.S.           Fund --          Market            Value           Allocation
     Value            Stock             Equity         Government         V.I.              V.I.              V.I.
    Fund --        Portfolio --   Portfolio, Inc. --  Money Market      Fund --           Fund --           Fund --
    Class I       Initial Shares    Initial Shares     Portfolio    Class III Shares  Class III Shares  Class III Shares
-------------------------------------------------------------------------------------------------------------------------
   Year Ended       Year Ended        Year Ended       Year Ended      Year Ended        Year Ended        Year Ended
  December 31,     December 31,      December 31,     December 31,    December 31,      December 31,      December 31,
      2020             2020              2020             2020            2020              2020              2020
-------------------------------------------------------------------------------------------------------------------------

          $5,073            $545              $1,445          $586            $3,686           $11,615          $500,871
           3,355           1,059               2,017         4,292             3,841            38,062           734,658
           1,718            (514)               (572)       (3,706)             (155)          (26,447)         (233,787)

          11,461            (188)               (720)           --            (1,879)         (548,208)          447,716
         (21,499)          5,695              27,951            --            18,876            92,090         4,189,501
           5,564              --               1,568            --            24,256            56,569         2,459,980
          (4,474)          5,507              28,799            --            41,253          (399,549)        7,097,197

         $(2,756)         $4,993             $28,227       $(3,706)          $41,098         $(425,996)       $6,863,410

 Deutsche DWS
   Variable                                                                                     Fidelity(R) Variable
  Series II      Eaton Vance                                                                         Insurance
 (continued)    Variable Trust                 Federated Hermes Insurance Series                   Products Fund
--------------------------------------------------------------------------------------------------------------------
                                  Federated       Federated
     DWS                            Hermes          Hermes                        Federated
    Small                            High            High         Federated         Hermes              VIP
   Mid Cap            VT            Income          Income          Hermes         Managed             Asset
    Value       Floating-Rate        Bond            Bond          Kaufmann       Volatility        Manager/SM/
    VIP --          Income        Fund II --      Fund II --      Fund II --      Fund II --        Portfolio --
Class B Shares       Fund       Primary Shares  Service Shares  Service Shares  Primary Shares     Initial Class
--------------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended         Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,       December 31,
     2020            2020            2020            2020            2020            2020               2020
--------------------------------------------------------------------------------------------------------------------

          $689        $147,455             $19         $48,232             $--          $1,336                $1,613
           991          74,643               4          12,944          32,788             680                 1,487
          (302)         72,812              15          35,288         (32,788)            656                   126

          (920)       (172,801)             (4)        (11,228)         54,559            (347)                   65
        (5,714)         22,283               1           4,815         369,568          (1,589)               12,196
         5,069              --              --              --          98,694              --                 1,395
        (1,565)       (150,518)             (3)         (6,413)        522,821          (1,936)               13,656

       $(1,867)       $(77,706)            $12         $28,875        $490,033         $(1,280)              $13,782

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      Fidelity(R) Variable Insurance Products Fund (continued)
                                         ----------------------------------------------------------------------------------
                                                                                                                 VIP
                                               VIP                                                             Dynamic
                                              Asset             VIP             VIP             VIP            Capital
                                           Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation
                                          Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --
                                         Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2
                                         ---------------  ---------------  -------------  ---------------  ---------------
                                           Year Ended       Year Ended      Year Ended      Year Ended       Year Ended
                                          December 31,     December 31,    December 31,    December 31,     December 31,
                                              2020             2020            2020            2020             2020
---------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                        $572          $78,782         $1,877          $11,456              $24
Mortality and expense risk and
administrative charges (note 4)                      720          125,076         10,636          197,082              834
Net investment income (expense)                     (148)         (46,294)        (8,759)        (185,626)            (810)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                             (59)         324,320         35,302        1,521,180            2,089
Change in unrealized appreciation
(depreciation)                                     4,947          820,564        163,137        1,642,578           12,733
Capital gain distributions                           606           96,040          3,897           75,326              740
Net realized and unrealized gain (loss)
on investments                                     5,494        1,240,924        202,336        3,239,084           15,562

Increase (decrease) in net assets from
operations                                        $5,346       $1,194,630       $193,577       $3,053,458          $14,752

                                                     Fidelity(R) Variable Insurance Products Fund (continued)
                                         ---------------------------------------------------------------------------------
                                                                VIP                                             VIP
                                               VIP          Investment          VIP             VIP            Value
                                             Growth         Grade Bond        Mid Cap        Overseas       Strategies
                                          Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Service Class 2  Service Class 2 Service Class 2  Initial Class  Service Class 2
                                         ---------------  --------------- ---------------  -------------  ---------------
                                           Year Ended       Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,     December 31,    December 31,    December 31,    December 31,
                                              2020             2020            2020            2020            2020
--------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                        $296         $211,097         $22,724           $459             $384
Mortality and expense risk and
administrative charges (note 4)                   11,433          173,224         112,381          1,431              585
Net investment income (expense)                  (11,137)          37,873         (89,657)          (972)            (201)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                          21,163          142,013        (328,237)           279             (268)
Change in unrealized appreciation
(depreciation)                                   185,101          493,921         597,447         14,779            1,740
Capital gain distributions                        68,636            4,059              --            450            2,009
Net realized and unrealized gain (loss)
on investments                                   274,900          639,993         269,210         15,508            3,481

Increase (decrease) in net assets from
operations                                      $263,763         $677,866        $179,553        $14,536           $3,280

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Fidelity(R) Variable Insurance Products Fund (continued)
------------------------------------------------------------------------------------------------------------

                                    VIP            VIP             VIP             VIP
     VIP             VIP         Growth &       Growth &         Growth          Growth            VIP
Equity-Income   Equity-Income     Income         Income       Opportunities   Opportunities      Growth
Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --    Portfolio --    Portfolio --
Initial Class  Service Class 2 Initial Class Service Class 2  Initial Class  Service Class 2  Initial Class
------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended     Year Ended     Year Ended      Year Ended      Year Ended      Year Ended
December 31,    December 31,   December 31,   December 31,    December 31,    December 31,    December 31,
    2020            2020           2020           2020            2020            2020            2020
------------------------------------------------------------------------------------------------------------

       $3,888         $247,124        $4,904         $11,991            $17              $--           $343
        3,043          187,158         3,216           9,645          1,761           82,781          6,702
          845           59,966         1,688           2,346         (1,744)         (82,781)        (6,359)

         (202)         114,686         1,368          17,878         12,934          472,344          7,040
          383        1,675,300           908         (31,319)        47,613        2,514,709        128,410
        9,864          274,109        11,603          35,705          7,063          137,116         43,933
       10,045        2,064,095        13,879          22,264         67,610        3,124,169        179,383

      $10,890       $2,124,061       $15,567         $24,610        $65,866       $3,041,388       $173,024

                             Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------
                                   Franklin        Franklin                                      Templeton
   Franklin        Franklin       Large Cap         Mutual        Templeton      Templeton         Global
  Allocation        Income          Growth          Shares         Foreign        Foreign           Bond
 VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --    VIP Fund --     VIP Fund --
Class 2 Shares  Class 2 Shares  Class 2 Shares  Class 2 Shares  Class 1 Shares Class 2 Shares  Class 1 Shares
--------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended     Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,   December 31,    December 31,
     2020            2020            2020            2020            2020           2020            2020
--------------------------------------------------------------------------------------------------------------

      $126,612      $1,941,151             $--         $40,283             $--        $17,634          $4,036
       152,590         637,342           6,622          21,033              --          6,354             672
       (25,978)      1,303,809          (6,622)         19,250              --         11,280           3,364

      (272,022)       (494,170)          8,034         (31,128)             --        (63,323)           (808)
    (1,176,894)     (1,577,277)        118,079        (151,175)             --         (9,648)         (5,787)
     2,255,935          27,496          31,408          56,004              --             --              --
       807,019      (2,043,951)        157,521        (126,299)             --        (72,971)         (6,595)

      $781,041       $(740,142)       $150,899       $(107,049)            $--       $(61,691)        $(3,231)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Franklin
                                           Templeton
                                            Variable
                                           Insurance
                                         Products Trust                                                   JPMorgan
                                          (continued)       Goldman Sachs Variable Insurance Trust     Insurance Trust
                                         --------------  --------------------------------------------- ---------------
                                                         Goldman Sachs                                    JPMorgan
                                                           Government    Goldman Sachs  Goldman Sachs     Insurance
                                           Templeton         Money         Large Cap       Mid Cap          Trust
                                             Growth          Market      Value Fund --  Value Fund --     Core Bond
                                          VIP Fund --       Fund --      Institutional  Institutional   Portfolio --
                                         Class 2 Shares  Service Shares     Shares         Shares          Class 1
                                         --------------  --------------  -------------  -------------  ---------------
                                           Year Ended      Year Ended     Year Ended     Year Ended      Year Ended
                                          December 31,    December 31,   December 31,   December 31,    December 31,
                                              2020            2020           2020           2020            2020
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                    $20,824         $16,215         $1,709         $1,748          $48,266
Mortality and expense risk and
administrative charges (note 4)                   9,781         102,158          1,661          3,898           47,248
Net investment income (expense)                  11,043         (85,943)            48         (2,150)           1,018

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        (60,937)             --           (407)           438           45,615
Change in unrealized appreciation
(depreciation)                                   50,645              --          1,410         17,174           94,122
Capital gain distributions                           --              --          2,249          4,441               --
Net realized and unrealized gain (loss)
on investments                                  (10,292)             --          3,252         22,053          139,737

Increase (decrease) in net assets from
operations                                         $751        $(85,943)        $3,300        $19,903         $140,755


                                                                 Janus Aspen Series (continued)
                                         ------------------------------------------------------------------------------

                                             Janus         Janus                           Janus
                                           Henderson     Henderson        Janus          Henderson          Janus
                                         Flexible Bond     Forty        Henderson     Global Research     Henderson
                                         Portfolio --  Portfolio --       Forty        Portfolio --    Global Research
                                         Institutional Institutional   Portfolio --    Institutional    Portfolio --
                                            Shares        Shares      Service Shares      Shares       Service Shares
                                         ------------- -------------  --------------  ---------------  ---------------
                                          Year Ended    Year Ended      Year Ended      Year Ended       Year Ended
                                         December 31,  December 31,    December 31,    December 31,     December 31,
                                             2020          2020            2020            2020             2020
-----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                      $135        $6,620          $8,994           $2,032             $908
Mortality and expense risk and
administrative charges (note 4)                     66        13,353          22,938            3,514            2,188
Net investment income (expense)                     69        (6,733)        (13,944)          (1,482)          (1,280)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            13        18,520          88,721            8,414            6,716
Change in unrealized appreciation
(depreciation)                                     316       239,198         284,400           24,531           12,223
Capital gain distributions                          --        62,337         101,882           13,075            7,638
Net realized and unrealized gain (loss)
on investments                                     329       320,055         475,003           46,020           26,577

Increase (decrease) in net assets from
operations                                        $398      $313,322        $461,059          $44,538          $25,297

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1






  JPMorgan Insurance Trust (continued)                        Janus Aspen Series
-----------------------------------------------------------------------------------------------------
  JPMorgan      JPMorgan      JPMorgan        Janus                        Janus
 Insurance     Insurance     Insurance      Henderson       Janus        Henderson        Janus
 Trust Mid    Trust Small    Trust U.S.     Balanced      Henderson     Enterprise      Henderson
 Cap Value      Cap Core       Equity     Portfolio --     Balanced    Portfolio --     Enterprise
Portfolio --  Portfolio --  Portfolio --  Institutional  Portfolio --  Institutional   Portfolio --
  Class 1       Class 1       Class 1        Shares     Service Shares    Shares      Service Shares
-----------------------------------------------------------------------------------------------------
 Year Ended    Year Ended    Year Ended    Year Ended     Year Ended    Year Ended      Year Ended
December 31,  December 31,  December 31,  December 31,   December 31,  December 31,    December 31,
    2020          2020          2020          2020           2020          2020            2020
-----------------------------------------------------------------------------------------------------

     $11,690        $2,131       $10,405        $17,372       $191,961          $838             $34
      12,533         4,305        23,791         10,254        164,732        10,186           1,151
        (843)       (2,174)      (13,386)         7,118         27,229        (9,348)         (1,117)

       6,150         8,433       141,647         37,310        421,299        34,336           1,895
     (72,611)       38,809        59,966         35,836        503,713        47,261           7,093
      48,775        14,035        83,907          7,050         86,856        52,350           5,806
     (17,686)       61,277       285,520         80,196      1,011,868       133,947          14,794

    $(18,529)      $59,103      $272,134        $87,314     $1,039,097      $124,599         $13,677

                                                                              Legg Mason Partners Variable
                       Janus Aspen Series (continued)                                Equity Trust
----------------------------------------------------------------------------------------------------------
    Janus
  Henderson         Janus                          Janus                      ClearBridge    ClearBridge
    Global        Henderson        Janus         Henderson        Janus         Variable       Variable
Technology and    Overseas       Henderson       Research       Henderson      Aggressive      Dividend
  Innovation    Portfolio --      Overseas     Portfolio --      Research        Growth        Strategy
 Portfolio --   Institutional   Portfolio --   Institutional   Portfolio --   Portfolio --   Portfolio --
Service Shares     Shares      Service Shares     Shares      Service Shares    Class II       Class I
----------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended      Year Ended     Year Ended      Year Ended     Year Ended     Year Ended
 December 31,   December 31,    December 31,   December 31,    December 31,   December 31,   December 31,
     2020           2020            2020           2020            2020           2020           2020
----------------------------------------------------------------------------------------------------------

           $--         $1,471            $809         $2,499            $134        $1,269            $--
           177          1,510           1,077          6,499             601         3,203             --
          (177)           (39)           (268)        (4,000)           (467)       (1,934)            --

           110           (793)            (78)        25,450           3,660         2,703             --
         3,610         17,482           9,717         70,404           3,966        12,376             --
           967             --              --         37,941           3,137        21,157             --
         4,687         16,689           9,639        133,795          10,763        36,236             --

        $4,510        $16,650          $9,371       $129,795         $10,296       $34,302            $--

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                         Legg Mason Partners Variable
                                          Equity Trust (continued)          MFS(R) Variable Insurance Trust
                                         ---------------------------  -------------------------------------------

                                         ClearBridge    ClearBridge
                                           Variable       Variable        MFS(R)        MFS(R) New   MFS(R) Total
                                           Dividend      Large Cap       Investors      Discovery       Return
                                           Strategy        Value      Trust Series --   Series --     Series --
                                         Portfolio --   Portfolio --      Service        Service       Service
                                           Class II       Class I      Class Shares    Class Shares  Class Shares
                                         ------------   ------------  ---------------  ------------  ------------
                                          Year Ended     Year Ended     Year Ended      Year Ended    Year Ended
                                         December 31,   December 31,   December 31,    December 31,  December 31,
                                             2020           2020           2020            2020          2020
-----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $2,904         $2,459           $1,567           $--      $121,471
Mortality and expense risk and
administrative charges (note 4)                 5,059          2,739            5,900         6,586       107,148
Net investment income (expense)                (2,155)          (280)          (4,333)       (6,586)       14,323

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       14,129           (305)          34,648         7,230       130,629
Change in unrealized appreciation
(depreciation)                                (18,272)       (12,078)              37       122,309       100,968
Capital gain distributions                      2,017         19,146           11,290        45,459       158,185
Net realized and unrealized gain (loss)
on investments                                 (2,126)         6,763           45,975       174,998       389,782

Increase (decrease) in net assets from
operations                                    $(4,281)        $6,483          $41,642      $168,412      $404,105

                                         PIMCO Variable Insurance Trust Rydex Variable  State Street Variable Insurance
                                                  (continued)               Trust             Series Funds, Inc.
                                         ------------------------------ --------------  ------------------------------
                                                                                                           Premier
                                                                                                            Growth
                                          Low Duration    Total Return                      Income          Equity
                                          Portfolio --    Portfolio --                      V.I.S.          V.I.S.
                                         Administrative  Administrative   NASDAQ --        Fund --         Fund --
                                          Class Shares    Class Shares   100(R) Fund    Class 1 Shares  Class 1 Shares
                                         --------------  -------------- --------------  --------------  --------------
                                           Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,   December 31,    December 31,    December 31,
                                              2020            2020           2020            2020            2020
-----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                    $87,551        $347,615         $1,849         $12,114            $169
Mortality and expense risk and
administrative charges (note 4)                 142,294         269,348          9,912           8,657           8,775
Net investment income (expense)                 (54,743)         78,267         (8,063)          3,457          (8,606)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                         (4,262)        220,685        351,146          11,269          15,608
Change in unrealized appreciation
(depreciation)                                  126,543         602,311       (190,375)         11,635          94,362
Capital gain distributions                           --         190,433         73,793           1,604          54,624
Net realized and unrealized gain (loss)
on investments                                  122,281       1,013,429        234,564          24,508         164,594

Increase (decrease) in net assets from
operations                                      $67,538      $1,091,696       $226,501         $27,965        $155,988

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

MFS(R) Variable
Insurance Trust
  (continued)    MFS(R) Variable Insurance Trust II                PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
                                     MFS(R)
                                  Massachusetts                                   International
    MFS(R)          MFS(R)          Investors                                     Bond Portfolio  Long-Term U.S.
   Utilities        Income        Growth Stock       All Asset      High Yield     (U.S. Dollar     Government
   Series --     Portfolio --     Portfolio --      Portfolio --   Portfolio --     Hedged) --     Portfolio --
    Service        Service           Service          Advisor     Administrative  Administrative  Administrative
 Class Shares    Class Shares     Class Shares      Class Shares   Class Shares    Class Shares    Class Shares
-----------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended       Year Ended        Year Ended     Year Ended      Year Ended      Year Ended
 December 31,    December 31,     December 31,      December 31,   December 31,    December 31,    December 31,
     2020            2020             2020              2020           2020            2020            2020
-----------------------------------------------------------------------------------------------------------------

        $29,252        $2,866              $929          $10,386        $225,328          $1,776         $98,206
         20,919         1,311             9,440            3,345          78,158             526          98,964
          8,333         1,555            (8,511)           7,041         147,170           1,250            (758)

         42,737           105            82,069             (905)        (20,015)            164         411,398
        (43,109)        4,203           (26,120)           8,238         (24,212)           (325)        212,596
         34,612            --            40,840               --              --              --          40,971
         34,240         4,308            96,789            7,333         (44,227)           (161)        664,965

        $42,573        $5,863           $88,278          $14,374        $102,943          $1,089        $664,207

                                                                                                  The Alger
                State Street Variable Insurance Series Funds, Inc. (continued)                    Portfolios
----------------------------------------------------------------------------------------------------------------
     Real            S&P
    Estate          500(R)       Small-Cap         Total           Total            U.S.            Alger
  Securities        Index          Equity          Return          Return          Equity         Large Cap
    V.I.S.          V.I.S.         V.I.S.          V.I.S.          V.I.S.          V.I.S.           Growth
   Fund --         Fund --        Fund --         Fund --         Fund --         Fund --        Portfolio --
Class 1 Shares  Class 1 Shares Class 1 Shares  Class 1 Shares  Class 3 Shares  Class 1 Shares  Class I-2 Shares
----------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended     Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,    December 31,   December 31,    December 31,    December 31,    December 31,     December 31,
     2020            2020           2020            2020            2020            2020             2020
----------------------------------------------------------------------------------------------------------------

       $17,987        $116,060            $--        $155,387        $787,053          $4,418              $614
        56,328         101,705         21,181         128,116         938,337          12,883             4,645
       (38,341)         14,355        (21,181)         27,271        (151,284)         (8,465)           (4,031)

       (66,599)        416,415        (18,838)       (222,755)       (842,167)         12,807             3,650
       (67,990)         38,486        182,477         579,280       2,701,407          95,940           116,649
        48,319         540,454         45,771              --              --          67,010            54,877
       (86,270)        995,355        209,410         356,525       1,859,240         175,757           175,176

     $(124,611)     $1,009,710       $188,229        $383,796      $1,707,956        $167,292          $171,145

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            The Alger
                                            Portfolios                                                         Wells Fargo
                                           (continued)                 The Prudential Series Fund             Variable Trust
                                         ----------------  -------------------------------------------------- --------------
                                              Alger           Jennison                                         Wells Fargo
                                            Small Cap           20/20                            Natural         VT Omega
                                              Growth            Focus          Jennison         Resources         Growth
                                           Portfolio --     Portfolio --     Portfolio --     Portfolio --       Fund --
                                         Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares     Class 2
                                         ----------------  ---------------  ---------------  ---------------  --------------
                                            Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                           December 31,     December 31,     December 31,     December 31,     December 31,
                                               2020             2020             2020             2020             2020
-----------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $1,142              $--              $--              $--             $--
Mortality and expense risk and
administrative charges (note 4)                     1,465            4,580            6,154           61,881           7,033
Net investment income (expense)                      (323)          (4,580)          (6,154)         (61,881)         (7,033)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            1,345           68,437            3,572         (440,549)          9,889
Change in unrealized appreciation
(depreciation)                                     45,653           15,475          172,267          680,082         125,416
Capital gain distributions                          7,661               --               --               --          34,506
Net realized and unrealized gain (loss)
on investments                                     54,659           83,912          175,839          239,533         169,811

Increase (decrease) in net assets from
operations                                        $54,336          $79,332         $169,685         $177,652        $162,778

See accompanying notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets


                                                            AB Variable Products Series Fund, Inc.
                                         -----------------------------------------------------------------------------

                                                    AB                        AB                        AB
                                              Balanced Wealth           Global Thematic             Growth and
                                           Strategy Portfolio --      Growth Portfolio --       Income Portfolio --
                                                  Class B                   Class B                   Class B
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $11,405      $19,397     $(1,382)     $(1,824)      $(7,505)    $(17,654)
Net realized gain (loss) on investments      (51,336)     (54,545)     23,633        5,502         4,850       61,942
Change in unrealized appreciation
(depreciation) on investments                155,600      127,821       5,360       20,346      (118,514)     211,080
Capital gain distributions                    85,137      377,176      13,050        7,346       153,295      327,954
Increase (decrease) in net assets from
operations                                   200,806      469,849      40,661       31,370        32,126      583,322

From capital transactions (note 4):
Net premiums                                      --           --          --           --         1,572          846
Transfers for contract benefits and
terminations                                (270,031)    (431,078)    (10,705)      (6,343)     (120,324)    (253,178)
Administrative expenses                      (37,153)     (41,478)       (215)        (291)       (3,843)      (4,096)
Transfers between subaccounts
(including fixed account), net                46,338      (25,765)    (37,150)      (1,511)       72,604       24,264
Increase (decrease) in net assets from
capital transactions                        (260,846)    (498,321)    (48,070)      (8,145)      (49,991)    (232,164)
Increase (decrease) in net assets            (60,040)     (28,472)     (7,409)      23,225       (17,865)     351,158
Net assets at beginning of year            3,016,127    3,044,599     138,660      115,435     3,149,653    2,798,495
Net assets at end of year                 $2,956,087   $3,016,127    $131,251     $138,660    $3,131,788   $3,149,653

Change in units (note 5):
Units purchased                                8,722       18,485          88          107        10,334        4,891
Units redeemed                               (26,708)     (50,647)     (1,895)        (489)      (11,253)     (15,876)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (17,986)     (32,162)     (1,807)        (382)         (919)     (10,985)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


             AB Variable Products Series Fund, Inc. (continued)
-------------------------------------------------------------------------------

           AB                         AB                        AB
      International                Large Cap                 Small Cap
   Value Portfolio --         Growth Portfolio --       Growth Portfolio --
         Class B                    Class B                   Class B
-------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31,
    2020          2019         2020         2019         2020         2019
-------------------------------------------------------------------------------


   $(12,355)     $(36,492)    $(17,815)    $(16,419)    $(28,672)   $(11,428)
   (123,643)      (26,408)     147,719       25,450       78,964       1,508
     80,248       638,754       93,970      143,563      740,664     105,418
         --            --       96,674      138,568      217,572     103,991
    (55,750)      575,854      320,548      291,162    1,008,528     199,489

      4,620         3,429           --           --          917          --
   (460,334)     (410,277)    (229,028)     (50,533)    (187,551)    (43,501)
    (38,463)      (46,582)      (1,003)      (1,169)     (17,038)     (4,236)
   (664,606)       (5,726)      67,850       (8,516)   1,686,053     106,171
 (1,158,783)     (459,156)    (162,181)     (60,218)   1,482,381      58,434
 (1,214,533)      116,698      158,367      230,944    2,490,909     257,923
  4,080,723     3,964,025    1,159,722      928,778      780,170     522,247
 $2,866,190    $4,080,723   $1,318,089   $1,159,722   $3,271,079    $780,170

    169,022        98,565        9,333           35       76,815       6,508
   (344,347)     (164,449)     (14,728)      (2,428)     (22,987)     (3,258)
   (175,325)      (65,884)      (5,395)      (2,393)      53,828       3,250

  AIM Variable Insurance Funds (Invesco Variable
                 Insurance Funds)
---------------------------------------------------
         Invesco                   Invesco
    Oppenheimer V.I.          Oppenheimer V.I.
  Capital Appreciation      Capital Appreciation
         Fund --                   Fund --
     Series I Shares          Series II Shares
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2020         2019         2020         2019
---------------------------------------------------


   $(2,508)     $(2,050)     $(15,864)    $(15,735)
     4,129        2,804       103,479       32,525
    25,609       29,292        69,626      174,128
    27,696       14,279       148,658       96,844
    54,926       44,325       305,899      287,762

       197          400            --           --
    (4,572)      (7,060)     (257,482)    (102,541)
      (113)        (128)       (2,609)      (2,596)
   (10,712)      (6,093)      (60,144)     (48,440)
   (15,200)     (12,881)     (320,235)    (153,577)
    39,726       31,444       (14,336)     134,185
   165,595      134,151     1,035,133      900,948
  $205,321     $165,595    $1,020,797   $1,035,133

         7           23           859          607
      (436)        (499)      (10,500)      (6,652)
      (429)        (476)       (9,641)      (6,045)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                             Oppenheimer V.I.          Oppenheimer V.I.          Oppenheimer V.I.
                                           Conservative Balanced     Conservative Balanced       Discovery Mid Cap
                                                  Fund --                   Fund --               Growth Fund --
                                              Series I Shares          Series II Shares           Series I Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)                $958       $1,016      $(10,966)       $(600)    $(2,219)     $(1,935)
Net realized gain (loss) on investments         891          102       177,185       92,762       5,186          720
Change in unrealized appreciation
(depreciation) on investments                11,670       14,514        95,090      250,536      41,206       25,540
Capital gain distributions                    3,142        1,935        57,476       43,980      12,836       17,271
Increase (decrease) in net assets from
operations                                   16,661       17,567       318,785      386,678      57,009       41,596

From capital transactions (note 4):
Net premiums                                    197          400         7,031        1,250          --           --
Transfers for contract benefits and
terminations                                    (70)        (313)     (716,463)    (353,618)    (16,323)      (5,094)
Administrative expenses                         (27)         (32)      (23,362)     (22,740)       (195)        (184)
Transfers between subaccounts
(including fixed account), net               (5,913)           1       240,273       48,044        (484)          (1)
Increase (decrease) in net assets from
capital transactions                         (5,813)          56      (492,521)    (327,064)    (17,002)      (5,279)
Increase (decrease) in net assets            10,848       17,623      (173,736)      59,614      40,007       36,317
Net assets at beginning of year             128,238      110,615     2,795,012    2,735,398     149,317      113,000
Net assets at end of year                  $139,086     $128,238    $2,621,276   $2,795,012    $189,324     $149,317

Change in units (note 5):
Units purchased                                  11           23        48,998       51,680          --           --
Units redeemed                                 (304)         (20)      (87,921)     (81,460)       (437)        (203)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (293)           3       (38,923)     (29,780)       (437)        (203)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------------------------------
         Invesco                                             Invesco                                             Invesco
    Oppenheimer V.I.               Invesco              Oppenheimer V.I.               Invesco              Oppenheimer V.I.
    Discovery Mid Cap         Oppenheimer V.I.          Global Strategic          Oppenheimer V.I.          Main Street Small
     Growth Fund --            Global Fund --            Income Fund --        Main Street Fund(R) --        Cap Fund(R) --
    Series II Shares          Series II Shares           Series I Shares          Series II Shares          Series II Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(2,416)     $(2,196)    $(104,382)    $(65,311)      $394         $288      $(147,986)   $(159,141)    $(50,035)    $(69,081)
     4,318          920       420,913      194,906        (66)        (357)     1,457,187      401,702      100,769       54,504
    34,448       21,380     2,523,464      608,736       (164)       1,089     (1,501,386)   1,509,918      720,425      537,982
    11,882       16,982       514,648      971,631         --           --        216,883    2,962,929       57,967      398,174
    48,232       37,086     3,354,643    1,709,962        164        1,020         24,698    4,715,408      829,126      921,579

        --           --         6,806        1,513         --           --         16,315        9,997        3,414        1,413
   (15,418)      (3,680)   (1,043,091)    (544,504)      (241)        (834)    (1,252,158)  (1,681,349)    (388,390)    (439,756)
       (69)         (76)     (105,258)     (62,249)        (7)          (8)      (109,081)    (195,810)     (36,050)     (37,890)
      (491)        (736)    6,736,221     (319,722)       288       (2,502)   (14,705,807)  (1,638,040)    (245,292)    (158,582)
   (15,978)      (4,492)    5,594,678     (924,962)        40       (3,344)   (16,050,731)  (3,505,202)    (666,318)    (634,815)
    32,254       32,594     8,949,321      785,000        204       (2,324)   (16,026,033)   1,210,206      162,808      286,764
   134,134      101,540     6,855,939    6,070,939      9,226       11,550     18,356,289   17,146,083    4,283,677    3,996,913
  $166,388     $134,134   $15,805,260   $6,855,939     $9,430       $9,226     $2,330,256  $18,356,289   $4,446,485   $4,283,677

         3           15       495,591       42,585         32           26        102,524       84,176       51,871       26,556
      (568)        (229)     (163,087)     (90,514)       (30)        (332)      (913,785)    (253,851)     (71,466)     (50,801)
      (565)        (214)      332,504      (47,929)         2         (306)      (811,261)    (169,675)     (19,595)     (24,245)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco
                                             Oppenheimer V.I.               Invesco                   Invesco
                                             Total Return Bond           V.I. American             V.I. American
                                                  Fund --              Franchise Fund --         Franchise Fund --
                                              Series I Shares           Series I shares          Series II shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $2,876       $5,176      $(5,136)     $(4,828)     $(5,273)     $(4,260)
Net realized gain (loss) on investments      (3,119)      (8,709)      15,324       12,188        3,553          994
Change in unrealized appreciation
(depreciation) on investments                19,880       25,231       84,523       39,393       91,615       39,868
Capital gain distributions                       --           --       25,161       41,405       26,271       39,690
Increase (decrease) in net assets from
operations                                   19,637       21,698      119,872       88,158      116,166       76,292

From capital transactions (note 4):
Net premiums                                     --           --           --           90           --           --
Transfers for contract benefits and
terminations                                (85,455)     (66,151)     (18,026)     (29,516)          --         (194)
Administrative expenses                         (96)         (98)        (404)        (321)        (509)        (412)
Transfers between subaccounts
(including fixed account), net                1,258       34,996      (19,003)      (8,811)      (8,641)      (1,067)
Increase (decrease) in net assets from
capital transactions                        (84,293)     (31,253)     (37,433)     (38,558)      (9,150)      (1,673)
Increase (decrease) in net assets           (64,656)      (9,555)      82,439       49,600      107,016       74,619
Net assets at beginning of year             253,934      263,489      319,325      269,725      297,407      222,788
Net assets at end of year                  $189,278     $253,934     $401,764     $319,325     $404,423     $297,407

Change in units (note 5):
Units purchased                                 536        3,114           34           61           42           79
Units redeemed                               (6,462)      (5,412)      (1,430)      (1,931)        (345)        (144)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (5,926)      (2,298)      (1,396)      (1,870)        (303)         (65)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
--------------------------------------------------------------------------------------------------------

         Invesco                    Invesco                   Invesco                   Invesco
      V.I. Comstock                V.I. Core              V.I. Equity and          V.I. Global Real
         Fund --                Equity Fund --            Income Fund --            Estate Fund --
    Series II shares            Series I shares          Series II shares          Series II shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020          2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------


     $9,276        $1,907    $(126,889)   $(113,018)        $859       $2,946      $4,693       $2,948
    (36,492)       47,281     (175,804)     (95,513)       2,928       16,074      (2,161)       2,785
    (48,523)       76,114       58,678    2,071,549       26,859       89,220     (27,523)      28,224
     35,798       194,948       84,838    1,716,166       47,250       81,922       4,858          220
    (39,941)      320,250     (159,177)   3,579,184       77,896      190,162     (20,133)      34,177

         --            --       17,055        7,057           --           --          --           --
   (137,561)     (268,335)    (859,708)  (1,341,597)    (132,958)    (209,837)    (34,252)     (12,229)
     (8,235)       (9,142)    (102,434)    (188,739)      (9,417)      (9,583)        (90)         (91)
     21,717       150,520  (13,579,127)  (1,182,581)      14,311      (21,013)     32,447       (1,878)
   (124,079)     (126,957) (14,524,214)  (2,705,860)    (128,064)    (240,433)     (1,895)     (14,198)
   (164,020)      193,293  (14,683,391)     873,324      (50,168)     (50,271)    (22,028)      19,979
  1,564,657     1,371,364   15,091,416   14,218,092    1,168,694    1,218,965     194,440      174,461
 $1,400,637    $1,564,657     $408,025  $15,091,416   $1,118,526   $1,168,694    $172,412     $194,440

     13,405        18,964       95,795       89,034        7,264        7,508       6,850        1,888
    (19,092)      (21,295)    (944,099)    (242,232)     (14,573)     (21,967)     (5,706)      (2,972)
     (5,687)       (2,331)    (848,304)    (153,198)      (7,309)     (14,459)      1,144       (1,084)

--------------------------

         Invesco
   V.I. International
     Growth Fund --
    Series II shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2020         2019
-------------------------


   $(32,847)    $(24,936)
    430,634      258,069
   (442,112)     766,452
     18,659      332,675
    (25,666)   1,332,260

      7,857        2,771
   (354,442)    (942,713)
    (37,578)     (63,087)
 (3,934,768)    (821,257)
 (4,318,931)  (1,824,286)
 (4,344,597)    (492,026)
  5,202,347    5,694,373
   $857,750   $5,202,347

     57,213       36,688
   (402,030)    (157,999)
   (344,817)    (121,311)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance
                                          Funds (Invesco Variable
                                             Insurance Funds)          American Century             American Century
                                                (continued)        Variable Portfolios II, Inc. Variable Portfolios, Inc.
                                         ------------------------- ---------------------------- -------------------------


                                                  Invesco                                                  VP
                                                V.I. Value                    VP                       Disciplined
                                           Opportunities Fund --     Inflation Protection              Core Value
                                             Series II shares          Fund -- Class II              Fund -- Class I
                                         ------------------------- ---------------------------- -------------------------
                                          Year ended   Year ended   Year ended     Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,   December 31,  December 31, December 31,
                                             2020         2019         2020           2019          2020         2019
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(3,381)     $(5,791)     $(22,014)       $32,645         $246         $949
Net realized gain (loss) on investments     (25,006)     (24,470)      129,304        (33,794)       6,760        3,471
Change in unrealized appreciation
(depreciation) on investments                26,366       47,313       188,862        390,814       53,364       36,490
Capital gain distributions                    9,694       74,098            --             --       18,597       30,357
Increase (decrease) in net assets from
operations                                    7,673       91,150       296,152        389,665       78,967       71,267

From capital transactions (note 4):
Net premiums                                  1,040          400         6,407          1,512          900           --
Transfers for contract benefits and
terminations                                (62,017)    (100,253)     (505,282)      (638,724)     (77,365)     (18,331)
Administrative expenses                        (189)        (342)      (45,376)       (63,297)        (308)        (243)
Transfers between subaccounts
(including fixed account), net              (15,074)     (27,138)   (2,345,657)       231,956      303,055       (9,446)
Increase (decrease) in net assets from
capital transactions                        (76,240)    (127,333)   (2,889,908)      (468,553)     226,282      (28,020)
Increase (decrease) in net assets           (68,567)     (36,183)   (2,593,756)       (78,888)     305,249       43,247
Net assets at beginning of year             312,345      348,528     5,557,548      5,636,436      380,482      337,235
Net assets at end of year                  $243,778     $312,345    $2,963,792     $5,557,548     $685,731     $380,482

Change in units (note 5):
Units purchased                                 983          509       106,839         89,641       22,085        1,622
Units redeemed                               (4,616)      (6,837)     (337,343)      (125,750)      (7,817)      (2,843)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (3,633)      (6,328)     (230,504)       (36,109)      14,268       (1,221)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1




           American Century Variable Portfolios, Inc. (continued)                                 BNY Mellon
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     BNY Mellon
                                                                                     Investment                BNY Mellon
                                                                                    Portfolios --              Sustainable
           VP                                                                       MidCap Stock               U.S. Equity
      International              VP Ultra(R)                VP Value                Portfolio --           Portfolio, Inc. --
     Fund -- Class I           Fund -- Class I           Fund -- Class I           Initial Shares            Initial Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(6,492)     $(3,898)     $(8,449)     $(6,003)      $1,718       $1,585       $(514)       $(684)        $(572)        $(25)
    37,951        8,112       20,904       13,839       11,461       15,410        (188)        (680)         (720)        (407)
    74,684       66,863      161,198       53,549      (21,499)      28,356       5,695        8,201        27,951       29,806
     6,117       20,579       39,463       40,450        5,564       16,722          --        5,370         1,568        3,887
   112,260       91,656      213,116      101,835       (2,756)      62,073       4,993       12,207        28,227       33,261

        --           --           --           --           --          180          --           90            --           --
  (102,808)     (32,693)     (22,586)     (36,652)     (32,533)     (15,360)         --           --        (4,110)      (1,450)
      (185)        (162)        (454)        (358)        (245)        (276)       (120)        (136)          (12)          (8)
   111,521      (24,962)     124,761       (5,101)       4,991      (23,820)        895       (5,423)          568         (492)
     8,528      (57,817)     101,721      (42,111)     (27,787)     (39,276)        775       (5,469)       (3,554)      (1,950)
   120,788       33,839      314,837       59,724      (30,543)      22,797       5,768        6,738        24,673       31,311
   409,243      375,404      391,191      331,467      280,905      258,108      74,958       68,220       134,987      103,676
  $530,031     $409,243     $706,028     $391,191     $250,362     $280,905     $80,726      $74,958      $159,660     $134,987

    16,314        2,150        5,638           49          207           75          36           18            47            5
   (13,196)      (6,233)      (1,894)      (1,300)      (1,092)      (1,343)         (8)        (192)         (259)        (114)

     3,118       (4,083)       3,744       (1,251)        (885)      (1,268)         28         (174)         (212)        (109)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                          BNY Mellon (continued)          BlackRock Variable Series Funds, Inc.
                                         ------------------------- ---------------------------------------------------

                                                BNY Mellon                 BlackRock                 BlackRock
                                                 Variable                  Advantage                   Basic
                                            Investment Fund --         U.S. Total Market               Value
                                             Government Money            V.I. Fund --              V.I. Fund --
                                             Market Portfolio          Class III Shares          Class III Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(3,706)        $481        $(155)      $1,342      $(26,447)     $16,165
Net realized gain (loss) on investments          --           --       (1,879)      (1,505)     (548,208)      (6,482)
Change in unrealized appreciation
(depreciation) on investments                    --           --       18,876       24,919        92,090      444,200
Capital gain distributions                       --           --       24,256       26,951        56,569      333,819
Increase (decrease) in net assets from
operations                                   (3,706)         481       41,098       51,707      (425,996)     787,702

From capital transactions (note 4):
Net premiums                                     --           --           --           --         3,702        1,654
Transfers for contract benefits and
terminations                               (269,927)    (424,442)      (3,170)      (9,441)     (303,223)    (353,845)
Administrative expenses                        (442)        (226)        (540)        (573)      (29,294)     (49,600)
Transfers between subaccounts
(including fixed account), net              258,954      323,669       (3,272)      (1,544)   (2,750,728)    (119,208)
Increase (decrease) in net assets from
capital transactions                        (11,415)    (100,999)      (6,982)     (11,558)   (3,079,543)    (520,999)
Increase (decrease) in net assets           (15,121)    (100,518)      34,116       40,149    (3,505,539)     266,703
Net assets at beginning of year             306,692      407,210      237,628      197,479     4,083,744    3,817,041
Net assets at end of year                  $291,571     $306,692     $271,744     $237,628      $578,205   $4,083,744

Change in units (note 5):
Units purchased                              28,517       50,423          182          114        59,122       29,744
Units redeemed                              (29,784)     (61,240)        (435)        (619)     (265,329)     (58,702)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (1,267)     (10,817)        (253)        (505)     (206,207)     (28,958)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                          Deutsche DWS Variable
 BlackRock Variable Series Funds, Inc. (continued)        Columbia Funds Variable Series Trust II               Series I
---------------------------------------------------------------------------------------------------------------------------------
                                  BlackRock                                           Columbia
        BlackRock                 Large Cap                                           Variable
         Global                     Focus                 CTIVP/SM/ --              Portfolio --                   DWS
       Allocation                  Growth                 Loomis Sayles             Overseas Core                Capital
      V.I. Fund --              V.I. Fund --             Growth Fund --                Fund --                Growth VIP --
    Class III Shares          Class III Shares               Class 1                   Class 2               Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


  $(233,787)   $(256,456)    $(2,007)     $(1,721)    $(155,322)    $(77,428)     $(1,648)      $3,035     $(4,373)     $(1,463)
    447,716       67,071       1,753        1,518       823,112      405,220       11,703        5,326       7,623        4,508
  4,189,501    4,901,523      36,045       16,317     2,106,083      905,852       57,606       69,649      79,250       16,645
  2,459,980    1,678,919       8,491       11,175            --           --       13,672      173,117       7,618       10,948
  6,863,410    6,391,057      44,282       27,289     2,773,873    1,233,644       81,333      251,127      90,118       30,638

     52,621        4,570          --           --         9,257        2,254           --           --          --           --
 (3,399,005)  (5,171,422)       (418)      (7,398)   (1,113,997)    (487,148)     (87,945)    (147,950)    (34,948)     (26,621)
   (563,541)    (590,336)        (57)         (52)     (111,450)     (52,308)      (1,648)      (1,748)       (265)        (163)
 (2,417,388)  (2,097,826)     (4,166)        (945)   10,028,391     (474,519)    (171,599)      (8,836)    312,211         (692)
 (6,327,313)  (7,855,014)     (4,641)      (8,395)    8,812,201   (1,011,721)    (261,192)    (158,534)    276,998      (27,476)
    536,097   (1,463,957)     39,641       18,894    11,586,074      221,923     (179,859)      92,593     367,116        3,162
 43,239,496   44,703,453     111,350       92,456     4,692,692    4,470,769    1,217,217    1,124,624     103,338      100,176
$43,775,593  $43,239,496    $150,991     $111,350   $16,278,766   $4,692,692   $1,037,358   $1,217,217    $470,454     $103,338

    121,634      173,375          --            4       641,965       28,567        5,574        2,974      13,580           10
   (537,784)    (718,061)       (133)        (286)     (167,985)     (90,779)     (25,922)     (16,719)     (2,527)      (1,232)

   (416,150)    (544,686)       (133)        (282)      473,980      (62,212)     (20,348)     (13,745)     11,053       (1,222)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                                                   Deutsche DWS Variable Series II           Eaton Vance Variable Trust
                                         --------------------------------------------------- -------------------------

                                                    DWS                       DWS
                                                 CROCI(R)                Small Mid Cap                  VT
                                                U.S. VIP --              Value VIP --              Floating-Rate
                                              Class B Shares            Class B Shares              Income Fund
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2020         2019         2020         2019         2020          2019
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)               $(642)         $62       $(302)     $(1,007)       $72,812      $166,735
Net realized gain (loss) on investments         530          576        (920)        (960)      (172,801)      (42,023)
Change in unrealized appreciation
(depreciation) on investments               (16,314)      27,730      (5,714)       9,782         22,283       218,908
Capital gain distributions                    7,503       12,598       5,069        5,952             --            --
Increase (decrease) in net assets from
operations                                   (8,923)      40,966      (1,867)      13,767        (77,706)      343,620

From capital transactions (note 4):
Net premiums                                     --           --          --           --          5,288         2,052
Transfers for contract benefits and
terminations                                (19,291)      (2,373)     (7,464)      (6,058)      (482,717)     (857,469)
Administrative expenses                        (199)        (187)        (41)         (57)       (43,947)      (63,484)
Transfers between subaccounts
(including fixed account), net              169,650         (179)        676          172     (1,836,889)     (612,757)
Increase (decrease) in net assets from
capital transactions                        150,160       (2,739)     (6,829)      (5,943)    (2,358,265)   (1,531,658)
Increase (decrease) in net assets           141,237       38,227      (8,696)       7,824     (2,435,971)   (1,188,038)
Net assets at beginning of year             173,703      135,476      81,652       73,828      5,672,645     6,860,683
Net assets at end of year                  $314,940     $173,703     $72,956      $81,652     $3,236,674    $5,672,645

Change in units (note 5):
Units purchased                              14,968           26          28            6         72,447        84,183
Units redeemed                               (2,258)        (212)       (211)        (176)      (260,478)     (199,052)
Net increase (decrease) in units from
capital transactions with contract
owners                                       12,710         (186)       (183)        (170)      (188,031)     (114,869)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                          Fidelity(R) Variable
                                   Federated Hermes Insurance Series                                     Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------------
        Federated                 Federated                 Federated                 Federated
         Hermes                    Hermes                    Hermes                    Hermes                      VIP
       High Income               High Income                Kaufmann             Managed Volatility         Asset Manager/SM/
     Bond Fund II --           Bond Fund II --             Fund II --                Fund II --               Portfolio --
     Primary Shares            Service Shares            Service Shares            Primary Shares             Initial Class
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


     $15          $19        $35,288      $47,080      $(32,788)   $(16,877)       $656         $337          $126         $265
      (4)          (4)       (11,228)     (14,076)       54,559      73,937        (347)          (1)           65            6
       1           29          4,815       90,137       369,568     132,115      (1,589)       8,579        12,196       11,548
      --           --             --           --        98,694     108,262          --           --         1,395        4,507
      12           44         28,875      123,141       490,033     297,437      (1,280)       8,915        13,782       16,326

      --           --            624          600           917       2,640         197          400            --           --
      --           --        (87,344)    (187,588)     (163,634)   (311,064)     (6,840)      (1,476)         (762)     (12,442)
      (2)          (2)        (1,951)      (2,187)      (15,337)     (3,335)        (31)         (31)          (58)         (67)
     (31)         (52)       (20,886)     (52,174)    2,171,611     (27,879)     (3,015)         955            (1)         (10)
     (33)         (54)      (109,557)    (241,349)    1,993,557    (339,638)     (9,689)        (152)         (821)     (12,519)
     (21)         (10)       (80,682)    (118,208)    2,483,590     (42,201)    (10,969)       8,763        12,961        3,807
     336          346        926,959    1,045,167       971,557   1,013,758      56,965       48,202       104,737      100,930
    $315         $336       $846,277     $926,959    $3,455,147    $971,557     $45,996      $56,965      $117,698     $104,737

      --           --            928          573        97,428         808         101           78            --           --
      (1)          (2)        (5,322)     (10,219)      (14,273)    (11,743)       (677)         (88)          (38)        (600)

      (1)          (2)        (4,394)      (9,646)       83,155     (10,935)       (576)         (10)          (38)        (600)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                             Asset Manager/SM/             Balanced                Contrafund(R)
                                               Portfolio --              Portfolio --              Portfolio --
                                              Service Class 2           Service Class 2            Initial Class
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(148)        $(19)      $(46,294)    $(23,649)    $(8,759)     $(7,018)
Net realized gain (loss) on investments        (59)        (103)       324,320      169,555      35,302       17,448
Change in unrealized appreciation
(depreciation) on investments                4,947        4,842        820,564      835,618     163,137       94,488
Capital gain distributions                     606        1,930         96,040      317,368       3,897       84,964
Increase (decrease) in net assets from
operations                                   5,346        6,650      1,194,630    1,298,892     193,577      189,882

From capital transactions (note 4):
Net premiums                                    --           --             --           --         253           --
Transfers for contract benefits and
terminations                                (2,272)      (2,250)      (794,483)    (944,917)   (114,637)     (98,952)
Administrative expenses                        (92)         (90)       (58,583)     (57,114)       (541)        (644)
Transfers between subaccounts
(including fixed account), net                (809)         (33)      (390,195)      78,590      (2,276)        (668)
Increase (decrease) in net assets from
capital transactions                        (3,173)      (2,373)    (1,243,261)    (923,441)   (117,201)    (100,264)
Increase (decrease) in net assets            2,173        4,277        (48,631)     375,451      76,376       89,618
Net assets at beginning of year             46,208       41,931      6,848,627    6,473,176     756,974      667,356
Net assets at end of year                  $48,381      $46,208     $6,799,996   $6,848,627    $833,350     $756,974

Change in units (note 5):
Units purchased                                 16            8         28,510       49,411           5           11
Units redeemed                                (201)        (148)       (82,594)     (91,707)     (2,609)      (2,597)
Net increase (decrease) in units from
capital transactions with contract
owners                                        (185)        (140)       (54,084)     (42,296)     (2,604)      (2,586)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                       VIP
           VIP                   Dynamic Capital                 VIP                       VIP
      Contrafund(R)               Appreciation              Equity-Income             Equity-Income
      Portfolio --                Portfolio --              Portfolio --              Portfolio --
     Service Class 2             Service Class 2            Initial Class            Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020           2019         2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------


  $(185,626)     $(198,232)     $(810)       $(577)         $845       $1,343       $59,966       $9,338
  1,521,180        364,526      2,089          374          (202)         682       114,686       30,901
  1,642,578      1,738,051     12,733        3,715           383       36,130     1,675,300      951,395
     75,326      1,722,393        740        7,735         9,864       15,933       274,109      430,934
  3,053,458      3,626,738     14,752       11,247        10,890       54,088     2,124,061    1,422,568

      6,702          6,329         --           --           197          400        13,757        1,654
 (1,038,977)    (1,350,706)    (4,831)      (1,659)       (3,305)     (41,282)   (1,366,621)    (697,590)
    (88,325)      (109,331)      (121)        (120)          (57)        (121)     (121,998)     (62,313)
 (4,753,558)    (1,010,369)    (1,423)        (530)       (6,883)         275    11,695,043     (222,554)
 (5,874,158)    (2,464,077)    (6,375)      (2,309)      (10,048)     (40,728)   10,220,181     (980,803)
 (2,820,700)     1,162,661      8,377        8,938           842       13,360    12,344,242      441,765
 14,282,731     13,120,070     50,091       41,153       238,730      225,370     6,499,293    6,057,528
$11,462,031    $14,282,731    $58,468      $50,091      $239,572     $238,730   $18,843,535   $6,499,293

     40,588         56,038         38            9            79           29       875,694       28,016
   (279,800)      (149,846)      (199)        (101)         (483)      (1,661)     (170,396)     (85,053)
   (239,212)       (93,808)      (161)         (92)         (404)      (1,632)      705,298      (57,037)

--------------------------

           VIP
     Growth & Income
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2020         2019
-------------------------


    $1,688       $5,089
     1,368        5,191
       908       27,743
    11,603       20,007
    15,567       58,030

        --           --
    (2,510)      (3,388)
      (130)        (152)
       216      (16,437)
    (2,424)     (19,977)
    13,143       38,053
   250,921      212,868
  $264,064     $250,921

        48            4
      (142)        (805)
       (94)        (801)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                              VIP                       VIP
                                                    VIP                     Growth                    Growth
                                              Growth & Income            Opportunities             Opportunities
                                               Portfolio --              Portfolio --              Portfolio --
                                              Service Class 2            Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $2,346      $13,536      $(1,744)     $(1,171)     $(82,781)    $(5,921)
Net realized gain (loss) on investments      17,878       34,539       12,934        1,096       472,344      10,337
Change in unrealized appreciation
(depreciation) on investments               (31,319)      67,254       47,613       22,185     2,514,709      79,842
Capital gain distributions                   35,705       64,754        7,063        7,497       137,116      33,367
Increase (decrease) in net assets from
operations                                   24,610      180,083       65,866       29,607     3,041,388     117,625

From capital transactions (note 4):
Net premiums                                     --           --          197          400         4,009          --
Transfers for contract benefits and
terminations                               (103,328)     (89,096)      (1,425)      (1,044)     (618,671)     (9,862)
Administrative expenses                      (4,149)      (4,174)         (60)         (57)      (61,209)     (2,598)
Transfers between subaccounts
(including fixed account), net               10,035      (50,077)     (18,114)           1     8,435,873      98,625
Increase (decrease) in net assets from
capital transactions                        (97,442)    (143,347)     (19,402)        (700)    7,760,002      86,165
Increase (decrease) in net assets           (72,832)      36,736       46,464       28,907    10,801,390     203,790
Net assets at beginning of year             750,887      714,151      105,349       76,442       433,611     229,821
Net assets at end of year                  $678,055     $750,887     $151,813     $105,349   $11,235,001    $433,611

Change in units (note 5):
Units purchased                               2,114          987            6           14       273,125       5,756
Units redeemed                               (6,782)      (7,770)        (442)         (39)      (65,111)     (2,291)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (4,668)      (6,783)        (436)         (25)      208,014       3,465

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                               VIP
           VIP                       VIP                   Investment                    VIP                       VIP
         Growth                    Growth                  Grade Bond                  Mid Cap                  Overseas
      Portfolio --              Portfolio --              Portfolio --              Portfolio --              Portfolio --
      Initial Class            Service Class 2           Service Class 2           Service Class 2            Initial Class
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(6,359)     $(4,319)    $(11,137)     $(9,105)      $37,873      $86,611     $(89,657)   $(105,219)      $(972)        $248
     7,040        3,197       21,163       12,409       142,013       19,236     (328,237)    (127,587)        279        2,421
   128,410       81,867      185,101      123,353       493,921      716,789      597,447    1,078,317      14,779       17,192
    43,933       22,459       68,636       37,202         4,059           --           --    1,236,968         450        3,842
   173,024      103,204      263,763      163,859       677,866      822,636      179,553    2,082,479      14,536       23,703

        --           --        1,000           --        13,319        2,755        7,774        5,403          --           --
   (10,535)      (4,017)     (19,247)     (21,105)   (1,126,812)  (1,486,976)    (822,591)    (943,525)         --           --
      (196)        (188)        (496)        (452)     (133,886)    (141,975)     (53,464)     (88,769)        (34)         (50)
         2          (11)     (20,332)      (4,509)      285,088      435,241   (5,505,384)    (773,190)       (160)     (15,781)
   (10,729)      (4,216)     (39,075)     (26,066)     (962,291)  (1,190,955)  (6,373,665)  (1,800,081)       (194)     (15,831)
   162,295       98,988      224,688      137,793      (284,425)    (368,319)  (6,194,112)     282,398      14,342        7,872
   418,790      319,802      660,052      522,259    10,862,580   11,230,899   10,580,112   10,297,714     104,195       96,323
  $581,085     $418,790     $884,740     $660,052   $10,578,155  $10,862,580   $4,386,000  $10,580,112    $118,537     $104,195

        --           19           95           83       201,755      171,295      100,489       63,528          --           --
      (279)        (163)      (1,351)      (1,156)     (275,389)    (255,852)    (441,298)    (129,605)        (11)        (920)
      (279)        (144)      (1,256)      (1,073)      (73,634)     (84,557)    (340,809)     (66,077)        (11)        (920)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable
                                          Insurance Products Fund
                                                (continued)        Franklin Templeton Variable Insurance Products Trust
                                         ------------------------- ---------------------------------------------------

                                                    VIP                    Franklin                   Franklin
                                             Value Strategies             Allocation                   Income
                                               Portfolio --               VIP Fund --                VIP Fund --
                                              Service Class 2           Class 2 Shares             Class 2 Shares
                                         ------------------------- -------------------------  -------------------------
                                          Year ended   Year ended   Year ended    Year ended   Year ended   Year ended
                                         December 31, December 31, December 31,  December 31, December 31, December 31,
                                             2020         2019         2020          2019         2020         2019
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(201)       $(100)      $(25,978)     $158,002   $1,303,809   $1,354,848
Net realized gain (loss) on investments       (268)         381       (272,022)     (151,594)    (494,170)     199,939
Change in unrealized appreciation
(depreciation) on investments                1,740        7,338     (1,176,894)      901,154   (1,577,277)   2,914,781
Capital gain distributions                   2,009        3,938      2,255,935       587,794       27,496      634,677
Increase (decrease) in net assets from
operations                                   3,280       11,557        781,041     1,495,356     (740,142)   5,104,245

From capital transactions (note 4):
Net premiums                                    --           --            105        86,684       46,200        3,550
Transfers for contract benefits and
terminations                                (1,009)      (5,848)      (669,944)   (1,292,337)  (3,705,249)  (5,502,219)
Administrative expenses                       (235)        (245)       (94,913)      (98,160)    (257,123)    (276,229)
Transfers between subaccounts
(including fixed account), net                (300)        (872)      (137,233)     (116,782)       8,277     (625,931)
Increase (decrease) in net assets from
capital transactions                        (1,544)      (6,965)      (901,985)   (1,420,595)  (3,907,895)  (6,400,829)
Increase (decrease) in net assets            1,736        4,592       (120,944)       74,761   (4,648,037)  (1,296,584)
Net assets at beginning of year             42,491       37,899      9,110,221     9,035,460   37,597,459   38,894,043
Net assets at end of year                  $44,227      $42,491     $8,989,277    $9,110,221  $32,949,422  $37,597,459

Change in units (note 5):
Units purchased                                263           48         30,476        35,397      214,638      214,996
Units redeemed                                (295)        (389)       (95,442)     (145,180)    (452,428)    (585,497)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (32)        (341)       (64,966)     (109,783)    (237,790)    (370,501)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                Franklin Templeton Variable Insurance Products Trust (continued)
---------------------------------------------------------------------------------------------------------------------------------
        Franklin
        Large Cap                 Franklin                  Templeton                 Templeton                 Templeton
         Growth                 Mutual Shares                Foreign                   Foreign                 Global Bond
       VIP Fund --               VIP Fund --               VIP Fund --               VIP Fund --               VIP Fund --
     Class 2 Shares            Class 2 Shares            Class 1 Shares            Class 2 Shares            Class 1 Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(6,622)     $(4,533)      $19,250       $5,192      $--          $(130)      $11,280        $(201)     $3,364       $2,926
     8,034       16,297       (31,128)      22,713       --         (1,269)      (63,323)      (6,737)       (808)          25
   118,079       35,908      (151,175)     120,650       --          3,684        (9,648)      59,788      (5,787)      (2,470)
    31,408       33,862        56,004      169,302       --             --            --        5,960          --           --
   150,899       81,534      (107,049)     317,857       --          2,285       (61,691)      58,810      (3,231)         481

       900           --            --           --       --             --           900           --          --           --
   (24,435)      (1,030)     (196,682)    (170,143)      --        (28,837)      (46,222)     (53,967)     (4,316)      (1,948)
      (373)        (262)       (6,023)      (6,517)      --            (43)         (237)        (365)        (25)         (30)
   154,906      (59,821)       59,128     (173,106)      --            200      (273,207)       9,018         327          259
   130,998      (61,113)     (143,577)    (349,766)      --        (28,680)     (318,766)     (45,314)     (4,014)      (1,719)
   281,897       20,421      (250,626)     (31,909)      --        (26,395)     (380,457)      13,496      (7,245)      (1,238)
   289,418      268,997     1,637,934    1,669,843       --         26,395       582,753      569,257      51,595       52,833
  $571,315     $289,418    $1,387,308   $1,637,934      $--            $--      $202,296     $582,753     $44,350      $51,595

     6,837            6         8,725        1,996       --             14         8,793        5,983          95           16
    (1,438)      (2,006)      (13,812)     (18,860)      --         (1,957)      (40,280)      (8,540)       (324)        (108)
     5,399       (2,000)       (5,087)     (16,864)      --         (1,943)      (31,487)      (2,557)       (229)         (92)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Franklin Templeton
                                            Variable Insurance
                                              Products Trust
                                                (continued)              Goldman Sachs Variable Insurance Trust
                                         ------------------------- ---------------------------------------------------
                                                 Templeton               Goldman Sachs             Goldman Sachs
                                                  Growth               Government Money              Large Cap
                                                VIP Fund --             Market Fund --             Value Fund --
                                              Class 2 Shares            Service Shares         Institutional Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $11,043       $9,531      $(85,943)     $21,569         $48         $166
Net realized gain (loss) on investments     (60,937)     (24,290)           --           --        (407)        (313)
Change in unrealized appreciation
(depreciation) on investments                50,645      (41,498)           --           --       1,410       21,198
Capital gain distributions                       --      152,021            --           --       2,249        4,440
Increase (decrease) in net assets from
operations                                      751       95,764       (85,943)      21,569       3,300       25,491

From capital transactions (note 4):
Net premiums                                     --        1,320        11,487      650,832          --           --
Transfers for contract benefits and
terminations                                (71,707)    (143,435)   (6,956,908) (11,146,563)         --           --
Administrative expenses                      (3,618)      (4,597)      (21,564)     (15,934)         (9)          (9)
Transfers between subaccounts
(including fixed account), net             (142,620)      28,906     8,237,035    8,866,073          --           (2)
Increase (decrease) in net assets from
capital transactions                       (217,945)    (117,806)    1,270,050   (1,645,592)         (9)         (11)
Increase (decrease) in net assets          (217,194)     (22,042)    1,184,107   (1,624,023)      3,291       25,480
Net assets at beginning of year             746,216      768,258     5,927,031    7,551,054     130,960      105,480
Net assets at end of year                  $529,022     $746,216    $7,111,138   $5,927,031    $134,251     $130,960

Change in units (note 5):
Units purchased                               6,566        7,082     1,118,757    1,372,319          --           --
Units redeemed                              (26,506)     (17,737)     (980,979)  (1,550,702)         (1)          (1)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (19,940)     (10,655)      137,778     (178,383)         (1)          (1)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


 Goldman Sachs Variable
     Insurance Trust
       (continued)                                               JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
      Goldman Sachs               JPMorgan                  JPMorgan                  JPMorgan                  JPMorgan
         Mid Cap               Insurance Trust           Insurance Trust           Insurance Trust           Insurance Trust
      Value Fund --               Core Bond               Mid Cap Value            Small Cap Core              U.S. Equity
  Institutional Shares      Portfolio -- Class 1      Portfolio -- Class 1      Portfolio -- Class 1      Portfolio -- Class 1
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(2,150)     $(2,039)       $1,018      $19,208       $(843)       $(562)     $(2,174)     $(2,869)     $(13,386)    $(13,613)
       438        2,798        45,615       (2,053)      6,150       22,109        8,433        5,392       141,647       59,415
    17,174       64,284        94,122      143,671     (72,611)     111,779       38,809       16,421        59,966      206,511
     4,441       10,720            --           --      48,775       59,626       14,035       25,170        83,907       93,571
    19,903       75,763       140,755      160,826     (18,529)     192,952       59,103       44,114       272,134      345,884

       300          300            --           90          --           --           --           --            --           --
    (8,093)     (23,449)     (438,494)    (164,897)    (85,665)     (36,221)     (24,595)     (11,375)     (203,392)     (88,859)
      (148)        (170)       (1,346)      (1,417)       (540)        (584)        (123)        (104)         (568)        (629)
       942      (16,312)      171,002       72,834     (53,167)     (40,713)      58,350         (120)     (230,007)    (107,166)
    (6,999)     (39,631)     (268,838)     (93,390)   (139,372)     (77,518)      33,632      (11,599)     (433,967)    (196,654)
    12,904       36,132      (128,083)      67,436    (157,901)     115,434       92,735       32,515      (161,833)     149,230
   302,426      266,294     2,655,818    2,588,382     918,822      803,388      229,827      197,312     1,399,531    1,250,301
  $315,330     $302,426    $2,527,735   $2,655,818    $760,921     $918,822     $322,562     $229,827    $1,237,698   $1,399,531

       143           21        57,901       32,426       8,563        2,393        9,865        1,261        12,816        6,196
      (282)      (1,038)      (72,378)     (37,417)    (16,567)      (6,185)      (5,676)      (1,881)      (23,683)     (12,433)
      (139)      (1,017)      (14,477)      (4,991)     (8,004)      (3,792)       4,189         (620)      (10,867)      (6,237)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                      Janus Aspen Series
                                         -----------------------------------------------------------------------------

                                                   Janus                     Janus                     Janus
                                                 Henderson                 Henderson                 Henderson
                                           Balanced Portfolio --     Balanced Portfolio --    Enterprise Portfolio --
                                           Institutional Shares         Service Shares         Institutional Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $7,118       $3,780       $27,229     $(11,994)    $(9,348)     $(9,944)
Net realized gain (loss) on investments      37,310       13,850       421,299      455,766      34,336       64,864
Change in unrealized appreciation
(depreciation) on investments                35,836      104,238       503,713    1,033,295      47,261      128,238
Capital gain distributions                    7,050       20,709        86,856      239,053      52,350       46,676
Increase (decrease) in net assets from
operations                                   87,314      142,577     1,039,097    1,716,120     124,599      229,834

From capital transactions (note 4):
Net premiums                                     --           --         7,240       12,500         197          400
Transfers for contract benefits and
terminations                               (119,392)     (43,350)     (654,797)  (1,260,274)    (28,286)    (146,434)
Administrative expenses                        (614)        (644)      (92,423)     (89,255)       (430)        (547)
Transfers between subaccounts
(including fixed account), net                 (206)          (6)     (334,479)     319,522     (56,951)      (6,336)
Increase (decrease) in net assets from
capital transactions                       (120,212)     (44,000)   (1,074,459)  (1,017,507)    (85,470)    (152,917)
Increase (decrease) in net assets           (32,898)      98,577       (35,362)     698,613      39,129       76,917
Net assets at beginning of year             795,846      697,269     9,883,967    9,185,354     788,237      711,320
Net assets at end of year                  $762,948     $795,846    $9,848,605   $9,883,967    $827,366     $788,237

Change in units (note 5):
Units purchased                                  --           22        32,840       54,496           4           20
Units redeemed                               (2,973)      (1,196)      (74,223)     (91,593)     (1,659)      (3,142)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (2,973)      (1,174)      (41,383)     (37,097)     (1,655)      (3,122)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                    Janus                                                                         Janus
          Janus                   Henderson                   Janus                     Janus                   Henderson
        Henderson               Flexible Bond               Henderson                 Henderson              Global Research
 Enterprise Portfolio --        Portfolio --           Forty Portfolio --        Forty Portfolio --           Portfolio --
     Service Shares         Institutional Shares      Institutional Shares         Service Shares         Institutional Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


  $(1,117)     $(1,178)         $69         $284        $(6,733)   $(11,543)     $(13,944)    $(23,722)    $(1,482)     $(1,130)
    1,895        2,050           13         (456)        18,520      35,097        88,721       49,377       8,414        9,965
    7,093       16,603          316        1,326        239,198     171,563       284,400      305,464      24,531       36,198
    5,806        5,049           --           --         62,337      72,023       101,882      129,392      13,075       16,241
   13,677       22,524          398        1,154        313,322     267,140       461,059      460,511      44,538       61,274

       --           --           --           --            253          --            --           --         197          400
   (2,656)      (2,260)        (264)        (243)       (60,722)   (161,847)     (206,368)    (348,972)    (17,365)     (34,523)
      (10)         (15)         (14)         (13)          (422)       (426)       (9,608)     (10,487)       (142)        (147)
   (3,316)      (4,688)          --      (16,942)          (285)       (208)     (141,964)    (140,905)     (7,286)         696
   (5,982)      (6,963)        (278)     (17,198)       (61,176)   (162,481)     (357,940)    (500,364)    (24,596)     (33,574)
    7,695       15,561          120      (16,044)       252,146     104,659       103,119      (39,853)     19,942       27,700
   85,062       69,501        4,580       20,624        892,987     788,328     1,479,939    1,519,792     265,670      237,970
  $92,757      $85,062       $4,700       $4,580     $1,145,133    $892,987    $1,583,058   $1,479,939    $285,612     $265,670

        3            3           --           --              3           7         2,711        2,432          10          102
     (165)        (203)         (12)        (793)        (1,074)     (3,104)      (12,742)     (18,457)     (1,216)      (1,936)
     (162)        (200)         (12)        (793)        (1,071)     (3,097)      (10,031)     (16,025)     (1,206)      (1,834)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                                             Janus
                                                   Janus                   Henderson
                                                 Henderson             Global Technology               Janus
                                              Global Research           and Innovation               Henderson
                                               Portfolio --              Portfolio --          Overseas Portfolio --
                                              Service Shares            Service Shares         Institutional Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(1,280)       $(968)      $(177)       $(100)         $(39)        $502
Net realized gain (loss) on investments       6,716        3,204         110          341          (793)      (5,693)
Change in unrealized appreciation
(depreciation) on investments                12,223       21,443       3,610        2,051        17,482       30,131
Capital gain distributions                    7,638        8,388         967          567            --           --
Increase (decrease) in net assets from
operations                                   25,297       32,067       4,510        2,859        16,650       24,940

From capital transactions (note 4):
Net premiums                                     --           --          --           --            --           --
Transfers for contract benefits and
terminations                                (13,330)      (3,503)         --         (445)       (1,219)     (16,221)
Administrative expenses                         (15)         (23)         --           (3)          (77)        (114)
Transfers between subaccounts
(including fixed account), net                1,518       (2,271)         (1)          (3)           35          (12)
Increase (decrease) in net assets from
capital transactions                        (11,827)      (5,797)         (1)        (451)       (1,261)     (16,347)
Increase (decrease) in net assets            13,470       26,270       4,509        2,408        15,389        8,593
Net assets at beginning of year             148,899      122,629       9,334        6,926       115,512      106,919
Net assets at end of year                  $162,369     $148,899     $13,843       $9,334      $130,901     $115,512

Change in units (note 5):
Units purchased                                 159           80          --           --            11            9
Units redeemed                                 (794)        (462)         --          (12)          (66)        (757)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (635)        (382)         --          (12)          (55)        (748)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                       Janus Aspen Series (continued)                              Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------


          Janus                     Janus                     Janus                  ClearBridge               ClearBridge
        Henderson                 Henderson                 Henderson            Variable Aggressive        Variable Dividend
  Overseas Portfolio --     Research Portfolio --     Research Portfolio --      Growth Portfolio --      Strategy Portfolio --
     Service Shares         Institutional Shares         Service Shares               Class II                   Class I
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


    $(268)        $213       $(4,000)     $(3,885)      $(467)       $(508)      $(1,934)     $(1,542)      $--          $(475)
      (78)        (975)       25,450        3,347       3,660        3,540         2,703        4,783        --         13,785
    9,717       18,645        70,404       72,844       3,966        4,976        12,376       35,579        --         (3,883)
       --           --        37,941       42,426       3,137        4,422        21,157        3,879        --            893
    9,371       17,883       129,795      114,732      10,296       12,430        34,302       42,699        --         10,320

       --           --           450          400          --           --            --           --        --             --
   (7,176)     (28,544)      (11,650)      (9,499)     (9,082)      (7,997)       (6,067)     (16,745)       --        (59,064)
      (28)         (36)         (220)        (218)         (9)         (11)         (290)        (285)       --             --
      (10)          (4)      (65,942)         (14)       (716)        (307)           (1)          98        --           (376)
   (7,214)     (28,584)      (77,362)      (9,331)     (9,807)      (8,315)       (6,358)     (16,932)       --        (59,440)
    2,157      (10,701)       52,433      105,401         489        4,115        27,944       25,767        --        (49,120)
   78,335       89,036       449,600      344,199      44,443       40,328       222,624      196,857        --         49,120
  $80,492      $78,335      $502,033     $449,600     $44,932      $44,443      $250,568     $222,624       $--            $--

       --           --            14           41          --           --            --           --        --             29
     (358)      (1,706)       (2,316)        (399)       (413)        (408)         (179)        (525)       --         (2,931)

     (358)      (1,706)       (2,302)        (358)       (413)        (408)         (179)        (525)       --         (2,902)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                               MFS(R) Variable Insurance
                                         Legg Mason Partners Variable Equity Trust (continued)           Trust
                                         ---------------------------------------------------   -------------------------

                                                ClearBridge                 ClearBridge                 MFS(R)
                                             Variable Dividend          Variable Large Cap          Investors Trust
                                           Strategy Portfolio --        Value Portfolio --         Series -- Service
                                                 Class II                     Class I                Class Shares
                                         -------------------------   ------------------------- -------------------------
                                          Year ended     Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31,   December 31, December 31, December 31, December 31, December 31,
                                             2020           2019         2020         2019         2020         2019
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(2,155)       $(2,486)       $(280)        $209      $(4,333)     $(4,821)
Net realized gain (loss) on investments      14,129         19,047         (305)         497       34,648       18,550
Change in unrealized appreciation
(depreciation) on investments               (18,272)        47,110      (12,078)      32,066           37       73,164
Capital gain distributions                    2,017         26,591       19,146       11,245       11,290       26,527
Increase (decrease) in net assets from
operations                                   (4,281)        90,262        6,483       44,017       41,642      113,420

From capital transactions (note 4):
Net premiums                                     --             --           --          400           --           --
Transfers for contract benefits and
terminations                                (18,219)       (32,701)      (1,788)      (1,833)     (95,701)     (38,288)
Administrative expenses                        (209)          (305)        (205)        (223)        (378)        (433)
Transfers between subaccounts
(including fixed account), net              (93,029)       (31,715)          94      (30,786)     (35,691)     (14,351)
Increase (decrease) in net assets from
capital transactions                       (111,457)       (64,721)      (1,899)     (32,442)    (131,770)     (53,072)
Increase (decrease) in net assets          (115,738)        25,541        4,584       11,575      (90,128)      60,348
Net assets at beginning of year             356,913        331,372      189,367      177,792      464,301      403,953
Net assets at end of year                  $241,175       $356,913     $193,951     $189,367     $374,173     $464,301

Change in units (note 5):
Units purchased                               3,493          1,048           13           92          174           61
Units redeemed                               (8,919)        (4,613)        (171)      (2,745)      (5,024)      (2,302)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (5,426)        (3,565)        (158)      (2,653)      (4,850)      (2,241)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1


                 MFS(R) Variable Insurance Trust (continued)                          MFS(R) Variable Insurance Trust II
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MFS(R)
         MFS(R)                    MFS(R)                    MFS(R)                    MFS(R)                 Massachusetts
      New Discovery             Total Return                Utilities                  Income            Investors Growth Stock
    Series -- Service         Series -- Service         Series -- Service       Portfolio -- Service      Portfolio -- Service
      Class Shares              Class Shares              Class Shares              Class Shares              Class Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(6,586)     $(6,577)      $14,323      $16,134       $8,333      $31,112     $1,555       $1,385       $(8,511)     $(9,697)
     7,230       10,286       130,629      247,176       42,737       31,322        105          (91)       82,069       35,665
   122,309       46,134       100,968      651,299      (43,109)     220,029      4,203        5,965       (26,120)     143,266
    45,459       85,449       158,185      169,619       34,612        4,265         --           --        40,840       51,249
   168,412      135,292       404,105    1,084,228       42,573      286,728      5,863        7,259        88,278      220,483

        --           --         1,650        1,800           --           --         --           --            --          460
   (16,127)     (55,010)     (638,951)    (884,999)    (143,076)     (74,647)    (2,362)      (2,837)      (51,191)    (156,236)
       (93)         (93)      (47,564)     (51,940)      (6,467)      (6,827)       (53)         (53)         (515)        (562)
   (23,857)      (4,396)      (14,697)    (482,518)      (8,786)     (16,726)       715       (1,094)     (281,678)     (64,321)
   (40,077)     (59,499)     (699,562)  (1,417,657)    (158,329)     (98,200)    (1,700)      (3,984)     (333,384)    (220,659)
   128,335       75,793      (295,457)    (333,429)    (115,756)     188,528      4,163        3,275      (245,106)        (176)
   424,081      348,288     6,380,613    6,714,042    1,478,192    1,289,664     80,710       77,435       698,804      698,980
  $552,416     $424,081    $6,085,156   $6,380,613   $1,362,436   $1,478,192    $84,873      $80,710      $453,698     $698,804

        99           69        28,241       39,988        6,446        1,877         82           25         2,857        1,624
    (1,318)      (1,982)      (69,459)    (125,273)     (11,364)      (6,263)      (225)        (375)      (21,834)     (16,519)

    (1,219)      (1,913)      (41,218)     (85,285)      (4,918)      (4,386)      (143)        (350)      (18,977)     (14,895)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1



                                                                PIMCO Variable Insurance Trust
                                         -----------------------------------------------------------------------------
                                                                                                   International
                                                                          High Yield              Bond Portfolio
                                                 All Asset               Portfolio --         (U.S. Dollar Hedged) --
                                           Portfolio -- Advisor         Administrative            Administrative
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $7,041       $2,974      $147,170     $176,746     $1,250           $2
Net realized gain (loss) on investments        (905)      (4,690)      (20,015)       4,201        164          508
Change in unrealized appreciation
(depreciation) on investments                 8,238       27,908       (24,212)     447,852       (325)         910
Capital gain distributions                       --           --            --           --         --          208
Increase (decrease) in net assets from
operations                                   14,374       26,192       102,943      628,799      1,089        1,628

From capital transactions (note 4):
Net premiums                                     --          200         4,988        1,262         --           --
Transfers for contract benefits and
terminations                                 (6,130)    (105,591)     (506,312)    (491,020)    (1,363)      (6,801)
Administrative expenses                      (1,631)      (1,597)      (40,892)     (48,513)        (6)          (6)
Transfers between subaccounts
(including fixed account), net                8,654      (11,317)   (1,870,547)     988,020        314          372
Increase (decrease) in net assets from
capital transactions                            893     (118,305)   (2,412,763)     449,749     (1,055)      (6,435)
Increase (decrease) in net assets            15,267      (92,113)   (2,309,820)   1,078,548         34       (4,807)
Net assets at beginning of year             220,463      312,576     5,926,312    4,847,764     29,668       34,475
Net assets at end of year                  $235,730     $220,463    $3,616,492   $5,926,312    $29,702      $29,668

Change in units (note 5):
Units purchased                               1,113          631        41,997       92,879         31           20
Units redeemed                               (1,015)      (8,348)     (179,974)     (60,146)       (88)        (371)
Net increase (decrease) in units from
capital transactions with contract
owners                                           98       (7,717)     (137,977)      32,733        (57)        (351)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                          State Street Variable
                                                                                                         Insurance Series Funds,
                 PIMCO Variable Insurance Trust (continued)                     Rydex Variable Trust              Inc.
---------------------------------------------------------------------------------------------------------------------------------
        Long-Term
     U.S. Government            Low Duration              Total Return
      Portfolio --              Portfolio --              Portfolio --                                           Income
     Administrative            Administrative            Administrative               NASDAQ --              V.I.S. Fund --
      Class Shares              Class Shares              Class Shares               100(R) Fund             Class 1 Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


      $(758)     $19,578     $(54,743)     $66,689      $78,267     $253,317     $(8,063)     $(7,435)      $3,457      $(9,886)
    411,398       92,543       (4,262)     (14,682)     220,685      (41,243)    351,146       19,228       11,269       (4,082)
    212,596      456,678      126,543       87,483      602,311    1,004,559    (190,375)     124,539       11,635       64,174
     40,971           --           --           --      190,433           --      73,793       11,925        1,604           --
    664,207      568,799       67,538      139,490    1,091,696    1,216,633     226,501      148,257       27,965       50,206

      5,667        2,352        5,226          992       15,979        6,295          --           --           --           --
   (798,954)    (818,481)    (961,980)    (504,364)  (1,915,955)  (2,321,373)    (20,818)     (20,175)     (86,932)    (371,494)
    (63,408)     (51,838)    (104,992)     (73,713)    (172,282)    (196,298)        (37)         (25)      (3,006)      (3,190)
  1,998,369      593,547    7,257,084      666,678   (1,311,233)    (145,749)   (541,050)       5,551      (13,785)     (41,453)
  1,141,674     (274,420)   6,195,338       89,593   (3,383,491)  (2,657,125)   (561,905)     (14,649)    (103,723)    (416,137)
  1,805,881      294,379    6,262,876      229,083   (2,291,795)  (1,440,492)   (335,404)     133,608      (75,758)    (365,931)
  5,188,486    4,894,107    6,015,082    5,785,999   17,726,390   19,166,882     571,306      437,698      563,274      929,205
 $6,994,367   $5,188,486  $12,277,958   $6,015,082  $15,434,595  $17,726,390    $235,902     $571,306     $487,516     $563,274

    176,023      109,633      767,108      125,902      234,790      203,394       1,029          982        4,045        2,531
   (122,643)    (112,177)    (234,294)    (116,044)    (449,558)    (363,317)    (11,875)      (1,429)     (11,216)     (32,121)

     53,380       (2,544)     532,814        9,858     (214,768)    (159,923)    (10,846)        (447)      (7,171)     (29,590)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                State Street Variable Insurance Series Funds, Inc. (continued)
                                         -----------------------------------------------------------------------------
                                              Premier Growth              Real Estate               S&P 500(R)
                                                  Equity                  Securities                   Index
                                              V.I.S. Fund --            V.I.S. Fund --            V.I.S. Fund --
                                              Class 1 Shares            Class 1 Shares            Class 1 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(8,606)     $(8,996)     $(38,341)    $(11,847)     $14,355     $(16,661)
Net realized gain (loss) on investments      15,608       29,967       (66,599)      41,482      416,415      583,132
Change in unrealized appreciation
(depreciation) on investments                94,362       82,172       (67,990)     552,260       38,486      852,684
Capital gain distributions                   54,624       68,305        48,319      252,750      540,454      393,918
Increase (decrease) in net assets from
operations                                  155,988      171,448      (124,611)     834,645    1,009,710    1,813,073

From capital transactions (note 4):
Net premiums                                    197          400         3,714        1,513          450          400
Transfers for contract benefits and
terminations                                (22,382)    (161,797)     (322,486)    (328,521)    (397,890)  (1,264,286)
Administrative expenses                        (228)        (231)      (33,405)     (35,997)      (8,000)      (8,580)
Transfers between subaccounts
(including fixed account), net              (28,881)      (3,450)      285,941     (211,218)    (528,380)    (123,279)
Increase (decrease) in net assets from
capital transactions                        (51,294)    (165,078)      (66,236)    (574,223)    (933,820)  (1,395,745)
Increase (decrease) in net assets           104,694        6,370      (190,847)     260,422       75,890      417,328
Net assets at beginning of year             519,684      513,314     3,813,354    3,552,932    7,182,649    6,765,321
Net assets at end of year                  $624,378     $519,684    $3,622,507   $3,813,354   $7,258,539   $7,182,649

Change in units (note 5):
Units purchased                                  46          127        56,898       28,387        4,205        2,544
Units redeemed                               (1,520)      (5,847)      (49,852)     (48,902)     (38,466)     (59,484)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (1,474)      (5,720)        7,046      (20,515)     (34,261)     (56,940)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                    State Street Variable Insurance Series Funds, Inc. (continued)                        The Alger Portfolios
---------------------------------------------------------------------------------------------------------------------------------

    Small-Cap Equity            Total Return              Total Return               U.S. Equity             Alger Large Cap
     V.I.S. Fund --            V.I.S. Fund --            V.I.S. Fund --            V.I.S. Fund --          Growth Portfolio --
     Class 1 Shares            Class 1 Shares            Class 3 Shares            Class 1 Shares           Class I-2 Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2020         2019         2020         2019         2020         2019         2020         2019         2020         2019
---------------------------------------------------------------------------------------------------------------------------------


   $(21,181)    $(24,364)     $27,271      $65,551    $(151,284)     $36,009     $(8,465)     $(6,330)     $(4,031)     $(3,535)
    (18,838)       2,981     (222,755)     (86,679)    (842,167)  (1,018,158)     12,807        4,748        3,650          739
    182,477      249,808      579,280    1,117,359    2,701,407    8,016,326      95,940      145,115      116,649       53,514
     45,771      113,917           --           --           --           --      67,010       47,553       54,877        4,954
    188,229      342,342      383,796    1,096,231    1,707,956    7,034,177     167,292      191,086      171,145       55,672

         --          138       51,067       82,571       57,131      107,108          --           --           --           --
    (82,542)    (254,338)    (476,766)    (409,131)  (4,976,915)  (7,018,383)    (14,026)      (6,429)      (7,562)      (6,046)
     (3,231)      (3,489)      (3,026)      (3,357)    (446,996)    (480,977)       (727)        (903)         (50)         (50)
      5,179        4,925       (6,234)      18,387     (730,044)  (1,256,302)    (20,728)      (2,848)          --            2
    (80,594)    (252,764)    (434,959)    (311,530)  (6,096,824)  (8,648,554)    (35,481)     (10,180)      (7,612)      (6,094)
    107,635       89,578      (51,163)     784,701   (4,388,868)  (1,614,377)    131,811      180,906      163,533       49,578
  1,553,968    1,464,390    8,700,426    7,915,725   54,217,349   55,831,726     825,973      645,067      268,811      219,233
 $1,661,603   $1,553,968   $8,649,263   $8,700,426  $49,828,481  $54,217,349    $957,784     $825,973     $432,344     $268,811

      5,454        1,430       70,869       30,778      264,600      255,148         330          189           --           --
     (8,613)      (9,619)     (93,443)     (47,542)    (719,395)    (896,731)     (1,720)        (672)        (226)        (239)

     (3,159)      (8,189)     (22,574)     (16,764)    (454,795)    (641,583)     (1,390)        (483)        (226)        (239)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           The Alger Portfolios
                                                (continued)                    The Prudential Series Fund
                                         ------------------------- ---------------------------------------------------

                                                   Alger                   Jennison
                                                 Small Cap                20/20 Focus                Jennison
                                            Growth Portfolio --          Portfolio --              Portfolio --
                                             Class I-2 Shares           Class II Shares           Class II Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2020         2019         2020         2019         2020         2019
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)               $(323)    $(1,324)      $(4,580)     $(4,511)     $(6,154)     $(4,659)
Net realized gain (loss) on investments       1,345       3,218        68,437       33,999        3,572        1,754
Change in unrealized appreciation
(depreciation) on investments                45,653      15,358        15,475       41,314      172,267       78,427
Capital gain distributions                    7,661       4,539            --           --           --           --
Increase (decrease) in net assets from
operations                                   54,336      21,791        79,332       70,802      169,685       75,522

From capital transactions (note 4):
Net premiums                                     --          --            --           --           --           --
Transfers for contract benefits and
terminations                                 (2,725)    (17,516)      (59,511)      (9,573)        (778)        (796)
Administrative expenses                        (115)       (141)       (1,681)      (1,656)        (705)        (556)
Transfers between subaccounts
(including fixed account), net                 (205)       (129)      (35,867)     (40,240)           1           (1)
Increase (decrease) in net assets from
capital transactions                         (3,045)    (17,786)      (97,059)     (51,469)      (1,482)      (1,353)
Increase (decrease) in net assets            51,291       4,005       (17,727)      19,333      168,203       74,169
Net assets at beginning of year              85,636      81,631       303,861      284,528      320,650      246,481
Net assets at end of year                  $136,927     $85,636      $286,134     $303,861     $488,853     $320,650

Change in units (note 5):
Units purchased                                  --          --           711          499           --           --
Units redeemed                                  (91)       (654)       (2,978)      (2,139)         (30)         (34)
Net increase (decrease) in units from
capital transactions with contract
owners                                          (91)       (654)       (2,267)      (1,640)         (30)         (34)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

              The Prudential Series Fund
                     (continued)         Wells Fargo Variable Trust
              -----------------------------------------------------
                                                Wells Fargo
                       Natural                   VT Omega
                      Resources                   Growth
                    Portfolio --                  Fund --
                   Class II Shares                Class 2
              -----------------------------------------------------
               Year ended    Year ended   Year ended    Year ended
              December 31,  December 31, December 31,  December 31,
                  2020          2019         2020          2019
              -----------------------------------------------------


                 $(61,881)     $(83,738)    $(7,033)      $(6,071)
                 (440,549)     (170,292)      9,889         2,977
                  680,082       686,993     125,416        66,389
                       --            --      34,506        47,540
                  177,652       432,963     162,778       110,835

                    6,125         2,595          --            --
                 (413,235)     (475,172)     (8,490)      (11,623)
                  (47,883)      (61,131)     (2,096)       (1,952)
               (1,820,492)      219,407     (21,394)       (9,956)
               (2,275,485)     (314,301)    (31,980)      (23,531)
               (2,097,833)      118,662     130,798        87,304
                4,968,804     4,850,142     411,393       324,089
               $2,870,971    $4,968,804    $542,191      $411,393

                  321,332       198,238         355           167
                 (736,056)     (241,556)     (1,140)         (927)

                 (414,724)      (43,318)       (785)         (760)

See accompanying notes to financial statements.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2020

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 (the "Separate Account") is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company ("GLIC") and 34.5% by Genworth Life and Annuity Insurance Company ("GLAIC"). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide.

   On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan.

   GLICNY's Home Office is located at 600 Third Avenue, Suite 2400, New York, New York, 10016. GLICNY's principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

   GLICNY's principal products are long-term care insurance ("LTC"), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured's home or assisted living or nursing facilities. Fixed annuities are intended to provide annuitants with a guaranteed income payout for a specified term or for life. Deferred annuities are intended for contract holders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant's lifetime or the longer of a defined number of years and the annuitant's lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, Genworth continues to service its existing retained and reinsured blocks of business. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

   GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, variable life insurance and funding agreements. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

   COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLICNY from COVID-19 in 2020 were related to the current low interest rate environment and continued elevated mortality. The low interest rate environment and volatile equity markets adversely impacted earnings in GLICNY's variable annuity products. GLICNY's LTC products were negatively impacted by the current low interest rate environment, particularly as it relates to asset adequacy analysis. However, these impacts were partially offset by higher mortality which had favorable impacts on reserves of GLICNY's LTC products. Future changes in morbidity experience may also impact GLICNY's LTC products. Conversely, higher mortality rates had unfavorable impacts on the Company's life insurance products. GLICNY observed minimal impacts from COVID-19 in its fixed and variable annuity products.

   While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLICNY and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLICNY

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   During the years ended December 31, 2020 and 2019, the following portfolio names were changed:

Prior Portfolio Name                  Current Portfolio Name                Effective Date
--------------------      ----------------------------------------------- ------------------
American Century          American Century Variable Portfolios, Inc. --   September 25, 2020
  Variable Portfolios,      VP Disciplined Core Value Fund -- Class I
  Inc. -- VP Income &
  Growth Fund -- Class I
MFS(R) Variable           MFS(R) Variable Insurance Trust II -- MFS(R)     September 1, 2020
  Insurance Trust II --     Income Portfolio -- Service Class Shares
  MFS(R) Strategic
  Income Portfolio --
  Service Class Shares
Janus Aspen Series --     Janus Aspen Series -- Janus Henderson Global        April 29, 2020
  Janus Henderson Global    Technology and Innovation Portfolio --
  Technology Portfolio      Service Shares
  -- Service Shares
Federated Insurance       Federated Hermes Insurance Series -- Federated      April 28, 2020
  Series -- Federated       Hermes High Income Bond Fund II --
  High Income Bond Fund     Primary Shares
  II -- Primary Shares
Federated Insurance       Federated Hermes Insurance Series -- Federated      April 28, 2020
  Series -- Federated       Hermes High Income Bond Fund II --
  High Income Bond Fund     Service Shares
  II -- Service Shares
Federated Insurance       Federated Hermes Insurance Series -- Federated      April 28, 2020
  Series -- Federated       Hermes Kaufmann Fund II -- Service Shares
  Kaufmann Fund II --
  Service Shares
Federated Insurance       Federated Hermes Insurance Series -- Federated      April 28, 2020
  Series -- Federated       Hermes Managed Volatility Fund II --
  Managed Volatility        Primary Shares
  Fund II -- Primary
  Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

Prior Portfolio Name                 Current Portfolio Name             Effective Date
--------------------      --------------------------------------------- --------------
Dreyfus -- Dreyfus        BNY Mellon -- BNY Mellon Investment           June 3, 2019
  Investment Portfolios     Portfolios -- MidCap Stock Portfolio --
  MidCap Stock Portfolio    Initial Shares
  -- Initial Shares
Dreyfus -- Dreyfus        BNY Mellon -- BNY Mellon Variable             June 3, 2019
  Variable Investment       Investment Fund -- Government Money
  Fund -- Government        Market Portfolio
  Money Market Portfolio
Dreyfus -- The Dreyfus    BNY Mellon -- BNY Mellon Sustainable U.S.     June 3, 2019
  Sustainable U.S.          Equity Portfolio, Inc. -- Initial Shares
  Equity Portfolio, Inc.
  -- Initial Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Capital       Oppenheimer V.I. Capital Appreciation Fund
  Appreciation Fund/VA      -- Series I Shares
  -- Non-Service Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Capital       Oppenheimer V.I. Capital Appreciation Fund
  Appreciation Fund/VA      -- Series II Shares
  -- Service Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer               Oppenheimer V.I. Conservative Balanced
  Conservative Balanced     Fund -- Series I Shares
  Fund/VA -- Non-Service
  Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer               Oppenheimer V.I. Conservative Balanced
  Conservative Balanced     Fund -- Series II Shares
  Fund/ VA -- Service
  Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Discovery     Oppenheimer V.I. Discovery Mid Cap
  Mid Cap Growth Fund/      Growth Fund -- Series I Shares
  VA -- Non-Service
  Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Discovery     Oppenheimer V.I. Discovery Mid Cap
  Mid Cap Growth Fund/      Growth Fund -- Series II Shares
  VA -- Service Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Global        Oppenheimer V.I. Global Fund -- Series II
  Fund/VA -- Service        Shares
  Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Global        Oppenheimer V.I. Global Strategic Income
  Strategic Income          Fund -- Series I Shares
  Fund/VA -- Non-Service
  Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Main          Oppenheimer V.I. Main Street Fund(R) --
  Street Fund(R)/VA --      Series II Shares
  Service Shares
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco         May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Main          Oppenheimer V.I. Main Street Small Cap
  Street Small Cap          Fund(R) -- Series II Shares
  Fund(R)/VA -- Service
  Shares

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

Prior Portfolio Name                  Current Portfolio Name              Effective Date
--------------------      ----------------------------------------------- --------------
Oppenheimer Variable      AIM Variable Insurance Funds (Invesco           May 27, 2019
  Account Funds --          Variable Insurance Funds) -- Invesco
  Oppenheimer Total         Oppenheimer V.I. Total Return Bond Fund --
  Return Bond Fund/VA --    Series I Shares
  Non-Service Shares
Franklin Templeton        Franklin Templeton Variable Insurance Products   May 1, 2019
  Variable Insurance        Trust -- Franklin Allocation VIP Fund --
  Products Trust --         Class 2 Shares
  Franklin Founding
  Funds Allocation VIP
  Fund -- Class 2 Shares

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020


  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2020 were:

                            Cost of    Proceeds
                             Shares      from
Fund/Portfolio              Acquired  Shares Sold
--------------             ---------- -----------
AB Variable Products
  Series Fund, Inc.
   AB Balanced Wealth
     Strategy Portfolio
     -- Class B........... $  258,762 $  423,069
   AB Global Thematic
     Growth Portfolio --
     Class B..............     15,258     51,660
   AB Growth and Income
     Portfolio -- Class B.    358,726    262,805
   AB International
     Value Portfolio --
     Class B..............    942,583  2,114,007
   AB Large Cap Growth
     Portfolio -- Class B.    358,672    441,983
   AB Small Cap Growth
     Portfolio -- Class B.  2,475,743    803,796
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
   Invesco Oppenheimer
     V.I. Capital
     Appreciation Fund
     -- Series I Shares...     27,893     17,903
   Invesco Oppenheimer
     V.I. Capital
     Appreciation Fund
     -- Series II Shares..    164,688    352,001
   Invesco Oppenheimer
     V.I. Conservative
     Balanced Fund --
     Series I Shares......      6,166      7,878

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
   Invesco Oppenheimer
     V.I. Conservative
     Balanced Fund --
     Series II Shares.... $   620,654 $ 1,066,665
   Invesco Oppenheimer
     V.I. Discovery Mid
     Cap Growth Fund --
     Series I Shares.....      12,898      19,282
   Invesco Oppenheimer
     V.I. Discovery Mid
     Cap Growth Fund --
     Series II Shares....      11,981      18,500
   Invesco Oppenheimer
     V.I. Global Fund --
     Series II Shares....   9,388,049   3,381,543
   Invesco Oppenheimer
     V.I. Global
     Strategic Income
     Fund -- Series I
     Shares..............         867         433
   Invesco Oppenheimer
     V.I. Main Street
     Fund(R) -- Series
     II Shares...........   1,795,774  17,779,928
   Invesco Oppenheimer
     V.I. Main Street
     Small Cap Fund(R)
     -- Series II Shares.     887,608   1,546,069
   Invesco Oppenheimer
     V.I. Total Return
     Bond Fund -- Series
     I Shares............      13,886      95,306
   Invesco V.I. American
     Franchise Fund --
     Series I shares.....      26,258      43,666
   Invesco V.I. American
     Franchise Fund --
     Series II shares....      27,297      15,423
   Invesco V.I. Comstock
     Fund -- Series II
     shares..............     271,778     350,789
   Invesco V.I. Core
     Equity Fund --
     Series I shares.....   1,383,651  15,952,034
   Invesco V.I. Equity
     and Income Fund --
     Series II shares....     163,529     243,488
   Invesco V.I. Global
     Real Estate Fund --
     Series II shares....      78,030      70,375
   Invesco V.I.
     International
     Growth Fund --
     Series II shares....     651,848   4,985,602
   Invesco V.I. Value
     Opportunities Fund
     -- Series II shares.      24,358      80,623
American Century
  Variable Portfolios
  II, Inc.
   VP Inflation
     Protection Fund --
     Class II............   1,362,494   4,274,451
American Century
  Variable Portfolios,
  Inc.
   VP Disciplined Core
     Value Fund --
     Class I.............     416,717     171,452
   VP International Fund
     -- Class I..........     231,485     223,324
   VP Ultra(R) Fund --
     Class I.............     217,555      84,803
   VP Value Fund --
     Class I.............      16,188      36,694
BNY Mellon
   BNY Mellon Investment
     Portfolios --
     MidCap Stock
     Portfolio --
     Initial Shares......       1,550       1,289
   BNY Mellon
     Sustainable U.S.
     Equity Portfolio,
     Inc. -- Initial
     Shares..............       3,880       6,436
   BNY Mellon Variable
     Investment Fund --
     Government Money
     Market Portfolio....     266,355     281,151
BlackRock Variable
  Series Funds, Inc.
   BlackRock Advantage
     U.S. Total Market
     V.I. Fund --
     Class III Shares....      31,159      14,460
   BlackRock Basic Value
     V.I. Fund --
     Class III Shares....     823,953   3,873,899
   BlackRock Global
     Allocation V.I.
     Fund -- Class III
     Shares..............   4,513,220   8,613,897
   BlackRock Large Cap
     Focus Growth V.I.
     Fund -- Class III
     Shares..............       8,491       6,647
Columbia Funds Variable
  Series Trust II
   CTIVP/SM/ -- Loomis
     Sayles Growth Fund
     -- Class 1..........  12,015,470   3,357,722
   Columbia Variable
     Portfolio --
     Overseas Core Fund
     -- Class 2..........      86,942     336,116
Deutsche DWS Variable
  Series I
   DWS Capital Growth
     VIP -- Class B
     Shares..............     361,172      80,907
Deutsche DWS Variable
  Series II
   DWS CROCI(R) U.S. VIP
     -- Class B Shares...     189,666      32,636
   DWS Small Mid Cap
     Value VIP --
     Class B Shares......       6,588       8,650
Eaton Vance Variable
  Trust
   VT Floating-Rate
     Income Fund.........   1,035,362   3,311,157
Federated Hermes
  Insurance Series
   Federated Hermes High
     Income Bond Fund II
     -- Primary Shares...          19          37
   Federated Hermes High
     Income Bond Fund II
     -- Service Shares...      68,025     142,273
   Federated Hermes
     Kaufmann Fund II --
     Service Shares......   2,517,575     458,004
   Federated Hermes
     Managed Volatility
     Fund II -- Primary
     Shares..............       3,135      12,168

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
Fidelity(R) Variable
  Insurance Products Fund
   VIP Asset Manager/SM/
     Portfolio --
     Initial Class........ $     3,008 $    2,306
   VIP Asset Manager/SM/
     Portfolio --
     Service Class 2......       1,452      4,167
   VIP Balanced
     Portfolio --
     Service Class 2......     547,567  1,741,082
   VIP Contrafund(R)
     Portfolio --
     Initial Class........       6,027    128,087
   VIP Contrafund(R)
     Portfolio --
     Service Class 2......     889,960  6,875,421
   VIP Dynamic Capital
     Appreciation
     Portfolio --
     Service Class 2......       1,443      8,308
   VIP Equity-Income
     Portfolio --
     Initial Class........      15,891     15,231
   VIP Equity-Income
     Portfolio --
     Service Class 2......  13,555,575  2,999,313
   VIP Growth & Income
     Portfolio --
     Initial Class........      17,782      6,916
   VIP Growth & Income
     Portfolio --
     Service Class 2......      81,914    141,307
   VIP Growth
     Opportunities
     Portfolio --
     Initial Class........       7,278     21,359
   VIP Growth
     Opportunities
     Portfolio --
     Service Class 2......  10,730,403  2,913,796
   VIP Growth Portfolio
     -- Initial Class.....      44,278     17,427
   VIP Growth Portfolio
     -- Service Class 2...      71,649     53,079
   VIP Investment Grade
     Bond Portfolio --
     Service Class 2......   2,991,794  3,912,226
   VIP Mid Cap Portfolio
     -- Service Class 2...   1,373,425  7,837,704
   VIP Overseas
     Portfolio --
     Initial Class........         909      1,623
   VIP Value Strategies
     Portfolio --
     Service Class 2......       5,817      5,552
Franklin Templeton
  Variable Insurance
  Products Trust
   Franklin Allocation
     VIP Fund -- Class 2
     Shares...............   2,748,337  1,420,504
   Franklin Income VIP
     Fund -- Class 2
     Shares...............   4,670,740  7,249,710
   Franklin Large Cap
     Growth VIP Fund --
     Class 2 Shares.......     208,031     52,233
   Franklin Mutual
     Shares VIP Fund --
     Class 2 Shares.......     212,943    281,277
   Templeton Foreign VIP
     Fund -- Class 1
     Shares...............          --         --
   Templeton Foreign VIP
     Fund -- Class 2
     Shares...............      98,638    406,146
   Templeton Global Bond
     VIP Fund -- Class 1
     Shares...............       5,748      6,397
   Templeton Growth VIP
     Fund -- Class 2
     Shares...............      85,313    292,247
Goldman Sachs Variable
  Insurance Trust
   Goldman Sachs
     Government Money
     Market Fund --
     Service Shares.......  10,204,852  9,031,109
   Goldman Sachs Large
     Cap Value Fund --
     Institutional Shares.       3,957      1,669
   Goldman Sachs Mid Cap
     Value Fund --
     Institutional Shares.      10,423     15,132
JPMorgan Insurance Trust
   JPMorgan Insurance
     Trust Core Bond
     Portfolio -- Class 1.     814,931  1,082,754
   JPMorgan Insurance
     Trust Mid Cap Value
     Portfolio -- Class 1.     153,051    244,496
   JPMorgan Insurance
     Trust Small Cap
     Core Portfolio --
     Class 1..............     140,753     95,254
   JPMorgan Insurance
     Trust U.S. Equity
     Portfolio -- Class 1.     288,118    651,571
Janus Aspen Series
   Janus Henderson
     Balanced Portfolio
     -- Institutional
     Shares...............      24,422    130,467
   Janus Henderson
     Balanced Portfolio
     -- Service Shares....     817,218  1,777,897
   Janus Henderson
     Enterprise
     Portfolio --
     Institutional Shares.      53,386     95,852
   Janus Henderson
     Enterprise
     Portfolio --
     Service Shares.......       5,964      7,256
   Janus Henderson
     Flexible Bond
     Portfolio --
     Institutional Shares.         135        343
   Janus Henderson Forty
     Portfolio --
     Institutional Shares.      69,210     74,772
   Janus Henderson Forty
     Portfolio --
     Service Shares.......     193,278    463,358
   Janus Henderson
     Global Research
     Portfolio --
     Institutional Shares.      15,303     28,305
   Janus Henderson
     Global Research
     Portfolio --
     Service Shares.......      11,116     16,585

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                            Cost of    Proceeds
                             Shares      from
Fund/Portfolio              Acquired  Shares Sold
--------------             ---------- -----------
   Janus Henderson
     Global Technology
     and Innovation
     Portfolio --
     Service Shares....... $      967 $      177
   Janus Henderson
     Overseas Portfolio
     -- Institutional
     Shares...............      1,702      3,001
   Janus Henderson
     Overseas Portfolio
     -- Service Shares....        810      8,292
   Janus Henderson
     Research Portfolio
     -- Institutional
     Shares...............     40,889     84,309
   Janus Henderson
     Research Portfolio
     -- Service Shares....      3,272     10,409
Legg Mason Partners
  Variable Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio --
     Class II.............     22,426      9,560
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I.         --         --
   ClearBridge Variable
     Dividend Strategy
     Portfolio --
     Class II.............     47,275    158,875
   ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I.     21,758      4,790
MFS(R) Variable
  Insurance Trust
   MFS(R) Investors
     Trust Series --
     Service Class Shares.     17,151    114,790
   MFS(R) New Discovery
     Series -- Service
     Class Shares.........     48,348     49,548
   MFS(R) Total Return
     Series -- Service
     Class Shares.........    668,867  1,195,898
   MFS(R) Utilities
     Series -- Service
     Class Shares.........    169,378    284,926
MFS(R) Variable
  Insurance Trust II
   MFS(R) Income
     Portfolio --
     Service Class Shares.      3,873      4,019
   MFS(R) Massachusetts
     Investors Growth
     Stock Portfolio --
     Service Class Shares.     77,942    379,010
PIMCO Variable Insurance
  Trust
   All Asset Portfolio
     -- Advisor
     Class Shares.........     24,811     16,877
   High Yield Portfolio
     -- Administrative
     Class Shares.........    891,793  3,149,592
   International Bond
     Portfolio (U.S.
     Dollar Hedged) --
     Administrative
     Class Shares.........      2,382      2,170
   Long-Term U.S.
     Government
     Portfolio --
     Administrative
     Class Shares.........  3,959,387  2,778,543
   Low Duration
     Portfolio --
     Administrative
     Class Shares.........  9,003,270  2,856,914
   Total Return
     Portfolio --
     Administrative
     Class Shares.........  4,195,788  7,293,640
Rydex Variable Trust
   NASDAQ -- 100(R) Fund..    116,802    612,991
State Street Variable
  Insurance Series
  Funds, Inc.
   Income V.I.S. Fund --
     Class 1 Shares.......     67,206    165,873
   Premier Growth Equity
     V.I.S. Fund --
     Class 1 Shares.......     56,177     61,450
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares...............    963,976  1,019,831
   S&P 500(R) Index
     V.I.S. Fund --
     Class 1 Shares.......    763,559  1,141,720
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares.......    156,488    205,848
   Total Return V.I.S.
     Fund -- Class 1
     Shares...............  1,448,176  1,855,865
   Total Return V.I.S.
     Fund -- Class 3
     Shares...............  3,895,785  9,899,485
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares...............     77,915     54,845
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares.....     55,502     12,260
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares.....      8,807      4,512
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares......     15,628    117,268
   Jennison Portfolio --
     Class II Shares......          2      7,631
   Natural Resources
     Portfolio --
     Class II Shares......  1,317,352  3,654,998
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2..............     44,941     49,442

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020


(4)Related Party Transactions

  (a) GLICNY

   Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      1.00% -- 2.80% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLICNY's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

   Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020:

   Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign VIP Fund -- Class 1 Shares
   Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Dividend Strategy Portfolio -- Class I.

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                                        -------------- ------- -------------- ------ ---------- -------------------
AB Variable Products Series Fund, Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2020................................ 1.45% to 2.70% 193,750 16.34 to 11.03 2,956    2.15%      7.67% to    6.30%
   2019................................ 1.45% to 2.70% 211,736 15.18 to 10.38 3,016    2.23%     16.49% to    7.91%
   2018................................ 1.45% to 2.45% 243,898 13.03 to 11.61 3,045    1.65%    (7.77)% to  (8.72)%
   2017................................ 1.45% to 2.45% 286,335 14.13 to 12.72 3,883    1.81%     13.95% to   12.80%
   2016................................ 1.45% to 2.45% 346,018 12.40 to 11.27 4,122    1.79%      2.93% to    1.89%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 AB Global Thematic Growth
   Portfolio -- Class B
   2020........................... 1.45% to 1.70%     3,930 34.98 to 18.88    131   0.45%      37.07% to   36.72%
   2019........................... 1.45% to 1.80%     5,737 25.52 to 24.05    139   0.16%      27.90% to   27.45%
   2018........................... 1.45% to 1.80%     6,119 19.95 to 18.87    115   0.00%    (11.30)% to (11.61)%
   2017........................... 1.45% to 1.80%     7,011 22.49 to 21.35    144   0.28%      34.33% to   33.85%
   2016........................... 1.45% to 1.80%     8,022 16.74 to 15.95    122   0.00%     (2.31)% to  (2.65)%
 AB Growth and Income
   Portfolio -- Class B
   2020........................... 1.40% to 2.70%   130,968 32.43 to 10.59  3,132   1.28%       1.04% to  (0.29)%
   2019........................... 1.40% to 2.70%   131,887 32.10 to 10.62  3,150   1.03%      21.88% to   13.24%
   2018........................... 1.40% to 2.20%   142,872 26.33 to 16.39  2,798   0.72%     (7.17)% to  (7.93)%
   2017........................... 1.40% to 2.20%   168,103 28.37 to 17.80  3,545   1.23%      16.94% to   16.00%
   2016........................... 1.40% to 2.20%   193,930 24.26 to 15.34  3,479   0.84%       9.52% to    8.63%
 AB International Value
   Portfolio -- Class B
   2020........................... 1.15% to 2.95%   400,356  6.62 to 10.50  2,866   1.32%       1.03% to  (0.80)%
   2019........................... 1.15% to 2.95%   575,681  6.55 to 10.59  4,081   0.77%      15.45% to   12.54%
   2018........................... 1.15% to 2.55%   641,566  5.67 to  5.00  3,964   1.12%    (23.87)% to (24.95)%
   2017........................... 1.15% to 2.55%   631,384  7.45 to  6.67  5,156   1.41%      23.66% to   21.92%
   2016........................... 1.15% to 2.55% 1,712,479  6.02 to  5.47 11,120   1.24%     (1.94)% to  (3.32)%
 AB Large Cap Growth Portfolio --
   Class B
   2020........................... 1.45% to 2.70%    35,865 35.41 to 14.25  1,318   0.00%      33.19% to   31.50%
   2019........................... 1.45% to 1.85%    41,260 26.58 to 31.26  1,160   0.00%      32.42% to   31.88%
   2018........................... 1.45% to 1.85%    43,653 20.08 to 23.70    929   0.00%       0.83% to    0.42%
   2017........................... 1.45% to 1.85%    36,963 19.91 to 23.60    784   0.00%      29.77% to   29.25%
   2016........................... 1.45% to 1.85%    43,356 15.34 to 18.26    716   0.00%       0.87% to    0.47%
 AB Small Cap Growth Portfolio --
   Class B
   2020........................... 1.15% to 2.95%    77,390 43.29 to 15.29  3,271   0.00%      51.87% to   49.11%
   2019........................... 1.45% to 1.80%    23,562 36.90 to 37.41    780   0.00%      34.04% to   33.56%
   2018........................... 1.45% to 1.80%    20,312 27.53 to 28.01    522   0.00%     (2.55)% to  (2.90)%
   2017........................... 1.45% to 1.80%    15,150 28.25 to 28.85    397   0.00%      31.85% to   31.38%
   2016........................... 1.45% to 1.80%    19,558 21.43 to 21.96    390   0.00%       4.68% to    4.31%
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series I
   Shares
   2020........................... 1.40% to 1.40%     4,978 41.24 to 41.24    205   0.00%      34.67% to   34.67%
   2019........................... 1.40% to 1.40%     5,407 30.62 to 30.62    166   0.06%      34.29% to   34.29%
   2018........................... 1.40% to 1.40%     5,883 22.80 to 22.80    134   0.33%     (7.05)% to  (7.05)%
   2017........................... 1.40% to 1.40%     6,761 24.53 to 24.53    166   0.23%      25.07% to   25.07%
   2016........................... 1.40% to 1.40%     8,586 19.62 to 19.62    168   0.41%     (3.57)% to  (3.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                    Expense as a                          Net   Investment
                                    % of Average                         Assets   Income
                                   Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
 Invesco Oppenheimer V.I. Capital
   Appreciation Fund -- Series II
   Shares
   2020........................... 1.45% to 1.80%  25,883 43.30 to 40.58  1,021   0.00%      34.27% to   33.79%
   2019........................... 1.45% to 1.80%  35,524 32.25 to 30.33  1,035   0.00%      33.88% to   33.40%
   2018........................... 1.45% to 1.80%  41,569 24.09 to 22.73    901   0.00%     (7.33)% to  (7.66)%
   2017........................... 1.45% to 1.80%  47,153 26.00 to 24.62  1,108   0.01%      24.68% to   24.23%
   2016........................... 1.45% to 1.80%  56,334 20.85 to 19.82  1,064   0.12%     (3.84)% to  (4.18)%
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series I Shares
   2020........................... 1.40% to 1.40%   6,651 20.91 to 20.91    139   2.10%      13.25% to   13.25%
   2019........................... 1.40% to 1.40%   6,944 18.47 to 18.47    128   2.24%      15.87% to   15.87%
   2018........................... 1.40% to 1.40%   6,941 15.94 to 15.94    111   1.99%     (6.65)% to  (6.65)%
   2017........................... 1.40% to 1.40%   7,180 17.07 to 17.07    123   1.88%       7.73% to    7.73%
   2016........................... 1.40% to 1.40%   9,491 15.85 to 15.85    150   2.40%       3.79% to    3.79%
 Invesco Oppenheimer V.I.
   Conservative Balanced Fund --
   Series II Shares
   2020........................... 1.45% to 2.95% 213,444 15.94 to 11.45  2,621   1.78%      12.93% to   11.21%
   2019........................... 1.45% to 2.85% 252,367 14.11 to 10.30  2,795   1.83%      15.52% to    6.36%
   2018........................... 1.45% to 2.55% 282,143 12.22 to  8.40  2,735   1.76%     (6.91)% to  (7.95)%
   2017........................... 1.45% to 2.55% 296,510 13.13 to  9.12  3,132   1.74%       7.37% to    6.18%
   2016........................... 1.45% to 2.55% 374,230 12.22 to  8.59  3,702   2.13%       3.44% to    2.29%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series I Shares
   2020........................... 1.40% to 1.40%   4,643 40.77 to 40.77    189   0.04%      38.72% to   38.72%
   2019........................... 1.40% to 1.40%   5,080 29.39 to 29.39    149   0.00%      37.42% to   37.42%
   2018........................... 1.40% to 1.40%   5,283 21.39 to 21.39    113   0.00%     (7.40)% to  (7.40)%
   2017........................... 1.40% to 1.40%   5,567 23.10 to 23.10    129   0.03%      27.00% to   27.00%
   2016........................... 1.40% to 1.40%   5,717 18.19 to 18.19    104   0.00%       0.90% to    0.90%
 Invesco Oppenheimer V.I.
   Discovery Mid Cap Growth
   Fund -- Series II Shares
   2020........................... 1.45% to 2.30%   3,863 49.74 to 26.75    166   0.00%      38.21% to   37.02%
   2019........................... 1.45% to 2.30%   4,428 35.99 to 19.52    134   0.00%      36.99% to   35.81%
   2018........................... 1.45% to 2.30%   4,641 26.27 to 14.38    102   0.00%     (7.67)% to  (8.47)%
   2017........................... 1.45% to 2.30%   4,777 28.45 to 15.71    113   0.00%      26.60% to   25.51%
   2016........................... 1.45% to 1.70%   3,393 22.48 to 18.57     73   0.00%       0.60% to    0.35%
 Invesco Oppenheimer V.I. Global
   Fund -- Series II Shares
   2020........................... 1.15% to 2.95% 658,069 23.53 to 13.12 15,805   0.57%      25.87% to   23.58%
   2019........................... 1.15% to 2.95% 325,565 18.70 to 10.62  6,856   0.64%      29.94% to   13.11%
   2018........................... 1.15% to 2.55% 373,496 14.39 to 12.47  6,071   0.83%    (14.39)% to (15.62)%
   2017........................... 1.15% to 2.55% 553,165 16.81 to 14.78 10,260   0.76%      34.76% to   32.86%
   2016........................... 1.15% to 2.55% 645,451 12.47 to 11.13  8,982   0.83%     (1.31)% to  (2.70)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                        Expense as a                            Net   Investment
                                        % of Average                           Assets   Income
                                       Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                       -------------- --------- -------------- ------ ---------- --------------------
 Invesco Oppenheimer V.I. Global
   Strategic Income Fund --
   Series I Shares
   2020............................... 1.40% to 1.40%       835 11.29 to 11.29      9   5.70%       1.95% to    1.95%
   2019............................... 1.40% to 1.40%       833 11.08 to 11.08      9   4.18%       9.25% to    9.25%
   2018............................... 1.40% to 1.40%     1,138 10.14 to 10.14     12   5.02%     (5.74)% to  (5.74)%
   2017............................... 1.40% to 1.40%     1,172 10.76 to 10.76     13   2.29%       4.79% to    4.79%
   2016............................... 1.40% to 1.40%     1,134 10.26 to 10.26     12   5.12%       5.04% to    5.04%
 Invesco Oppenheimer V.I. Main
   Street Fund(R) -- Series II Shares
   2020............................... 1.45% to 1.80%    85,811 27.88 to 27.80  2,330   0.34%      12.05% to   11.65%
   2019............................... 1.15% to 2.95%   897,072 20.96 to 10.58 18,356   0.81%      30.22% to   12.36%
   2018............................... 1.15% to 2.55% 1,066,745 16.10 to 13.84 17,146   0.83%     (9.16)% to (10.45)%
   2017............................... 1.15% to 2.55%   983,368 17.72 to 15.46 17,550   1.04%      15.30% to   13.67%
   2016............................... 1.15% to 2.55% 1,169,298 15.37 to 13.60 18,366   0.69%      10.02% to    8.47%
 Invesco Oppenheimer V.I. Main
   Street Small Cap Fund(R) --
   Series II Shares
   2020............................... 1.15% to 2.95%   148,053 26.53 to 12.52  4,446   0.37%      18.26% to   16.11%
   2019............................... 1.15% to 2.95%   167,648 22.43 to 10.78  4,284   0.00%      24.68% to   16.86%
   2018............................... 1.15% to 2.55%   191,894 17.99 to 14.37  3,997   0.06%    (11.57)% to (12.83)%
   2017............................... 1.15% to 2.55%   273,521 20.35 to 16.48  6,216   0.64%      12.60% to   11.01%
   2016............................... 1.15% to 2.55%   347,337 18.07 to 14.85  7,053   0.27%      16.32% to   14.68%
 Invesco Oppenheimer V.I. Total
   Return Bond Fund -- Series I
   Shares
   2020............................... 1.40% to 1.40%    13,132 14.41 to 14.41    189   3.04%       8.17% to    8.17%
   2019............................... 1.40% to 1.40%    19,058 13.32 to 13.32    254   3.28%       8.00% to    8.00%
   2018............................... 1.40% to 1.40%    21,358 12.34 to 12.34    263   3.35%     (2.41)% to  (2.41)%
   2017............................... 1.40% to 1.40%    21,376 12.64 to 12.64    270   2.39%       3.13% to    3.13%
   2016............................... 1.40% to 1.40%    21,914 12.26 to 12.26    269   3.96%       1.83% to    1.83%
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2020............................... 1.45% to 1.70%    12,219 33.22 to 32.76    402   0.07%      40.29% to   39.94%
   2019............................... 1.45% to 1.80%    13,615 23.68 to 22.96    319   0.00%      34.77% to   34.29%
   2018............................... 1.45% to 1.80%    15,484 17.57 to 17.10    270   0.00%     (5.03)% to  (5.37)%
   2017............................... 1.45% to 1.80%    15,928 18.50 to 18.07    293   0.08%      25.50% to   25.06%
   2016............................... 1.45% to 1.80%    17,840 14.74 to 14.45    262   0.00%       0.79% to    0.43%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2020............................... 1.45% to 1.80%    10,984 37.55 to 35.14    404   0.00%      39.94% to   39.44%
   2019............................... 1.45% to 1.80%    11,287 26.83 to 25.20    297   0.00%      34.45% to   33.97%
   2018............................... 1.45% to 1.80%    11,351 19.96 to 18.81    223   0.00%     (5.29)% to  (5.63)%
   2017............................... 1.45% to 1.80%     3,770 21.07 to 19.93     80   0.00%      25.19% to   24.75%
   2016............................... 1.45% to 1.80%     5,764 16.83 to 15.98     97   0.00%       0.54% to    0.19%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Comstock Fund --
   Series II shares
   2020............................ 1.45% to 2.25%    61,105 25.74 to 16.24  1,401   2.16%     (2.52)% to  (3.31)%
   2019............................ 1.45% to 2.25%    66,792 26.41 to 16.80  1,565   1.63%      23.13% to   22.13%
   2018............................ 1.45% to 2.35%    69,123 21.45 to 13.59  1,371   1.41%    (13.64)% to (14.44)%
   2017............................ 1.45% to 2.35%    74,879 24.84 to 15.88  1,719   0.85%      15.88% to   14.82%
   2016............................ 1.15% to 2.55%   658,731 15.44 to 13.03 10,534   1.92%      15.64% to   14.01%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2020............................ 1.45% to 1.70%    18,569 23.27 to 18.95    408   0.20%      12.20% to   11.92%
   2019............................ 1.15% to 2.95%   866,873 18.11 to 10.68 15,091   0.93%      27.48% to   14.44%
   2018............................ 1.15% to 2.55% 1,020,070 14.20 to 12.40 14,218   1.00%    (10.44)% to (11.72)%
   2017............................ 1.15% to 2.55%   891,632 15.86 to 14.05 13,947   1.05%      11.88% to   10.30%
   2016............................ 1.15% to 2.55%   982,409 14.18 to 12.73 13,904   1.13%       9.00% to    7.46%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2020............................ 1.45% to 2.95%    65,843 18.93 to 11.08  1,119   2.18%       8.06% to    6.42%
   2019............................ 1.45% to 2.95%    73,152 17.52 to 10.41  1,169   2.21%      18.27% to    8.72%
   2018............................ 1.45% to 2.55%    87,611 14.86 to 13.04  1,219   1.85%    (11.04)% to (12.04)%
   2017............................ 1.45% to 2.55%   112,500 16.71 to 14.82  1,759   1.50%       9.18% to    7.96%
   2016............................ 1.45% to 2.55%    97,578 15.25 to 13.73  1,396   1.65%      13.18% to   11.92%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2020............................ 1.45% to 2.70%    15,440 16.63 to  8.72    172   4.76%    (13.83)% to (14.93)%
   2019............................ 1.45% to 2.70%    14,296 19.30 to 10.25    194   3.43%      20.87% to    5.20%
   2018............................ 1.45% to 2.20%    15,381 15.97 to 11.49    174   3.65%     (7.70)% to  (8.41)%
   2017............................ 1.45% to 2.20%    17,110 17.30 to 12.55    211   2.89%      11.10% to   10.26%
   2016............................ 1.45% to 2.20%    21,286 15.57 to 11.38    237   1.32%       0.34% to  (0.42)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2020............................ 1.15% to 2.25%    49,433 14.02 to 13.97    858   1.01%      12.43% to   11.18%
   2019............................ 1.15% to 2.95%   394,250 12.47 to 10.54  5,202   1.20%      26.76% to   11.56%
   2018............................ 1.15% to 2.55%   515,561  9.84 to  9.01  5,694   1.78%    (16.19)% to (17.38)%
   2017............................ 1.15% to 2.55%   574,859 11.74 to 10.91  7,563   1.34%      21.32% to   19.61%
   2016............................ 1.15% to 2.55%   493,668  9.67 to  9.12  5,497   0.85%     (1.84)% to  (3.22)%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2020............................ 1.45% to 1.80%    11,200 22.52 to 21.15    244   0.09%       3.80% to    3.44%
   2019............................ 1.45% to 1.80%    14,833 21.70 to 20.45    312   0.00%      28.23% to   27.78%
   2018............................ 1.45% to 1.80%    21,164 16.92 to 16.00    349   0.00%    (20.53)% to (20.81)%
   2017............................ 1.45% to 1.80%    27,118 21.29 to 20.21    548   0.01%      15.53% to   15.12%
   2016............................ 1.45% to 1.80%    35,465 18.43 to 17.55    625   0.08%      16.22% to   15.81%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                        Expense as a                          Net   Investment
                                        % of Average                         Assets   Income
                                       Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2020............................... 1.15% to 2.95% 226,751 13.84 to 10.70 2,964    1.19%       8.29% to    6.32%
   2019............................... 1.15% to 2.95% 457,255 12.78 to 10.06 5,558    2.27%       7.65% to    1.34%
   2018............................... 1.15% to 2.55% 493,363 11.87 to 10.51 5,636    2.82%     (3.94)% to  (5.31)%
   2017............................... 1.15% to 2.55% 491,403 12.36 to 11.10 5,876    2.53%       2.48% to    1.04%
   2016............................... 1.15% to 2.55% 568,066 12.06 to 10.98 6,675    1.63%       3.19% to    1.73%
American Century Variable Portfolios,
  Inc.
 VP Disciplined Core Value Fund --
   Class I
   2020............................... 1.45% to 2.70%  30,868 35.95 to 11.56   686    1.93%      10.19% to    8.79%
   2019............................... 1.45% to 2.70%  16,600 32.63 to 10.62   380    2.06%      22.15% to   13.25%
   2018............................... 1.45% to 2.20%  17,821 26.71 to 16.15   337    1.91%     (8.23)% to  (8.93)%
   2017............................... 1.45% to 2.20%  28,119 29.10 to 17.73   546    2.24%      18.74% to   17.84%
   2016............................... 1.45% to 2.20%  45,464 24.51 to 15.05   757    1.35%      11.84% to   10.99%
 VP International Fund -- Class I
   2020............................... 1.45% to 2.70%  29,693 31.59 to 13.20   530    0.47%      24.05% to   22.48%
   2019............................... 1.45% to 2.70%  26,575 25.46 to 10.78   409    0.86%      26.56% to   16.71%
   2018............................... 1.45% to 2.20%  30,658 20.12 to 10.61   375    1.23%    (16.46)% to (17.10)%
   2017............................... 1.45% to 2.20%  33,659 24.08 to 12.80   519    0.83%      29.31% to   28.33%
   2016............................... 1.45% to 2.20%  37,729 18.62 to  9.98   462    1.19%     (6.87)% to  (7.57)%
 VP Ultra(R) Fund -- Class I
   2020............................... 1.45% to 2.70%  13,974 57.91 to 15.85   706    0.00%      47.68% to   45.81%
   2019............................... 1.45% to 1.60%  10,230 39.21 to 38.19   391    0.00%      32.63% to   32.43%
   2018............................... 1.45% to 1.60%  11,482 29.57 to 28.84   331    0.26%     (0.71)% to  (0.86)%
   2017............................... 1.45% to 1.60%  10,468 29.78 to 29.09   305    0.38%      30.32% to   30.12%
   2016............................... 1.45% to 1.60%  12,129 22.85 to 22.36   272    0.40%       2.94% to    2.78%
 VP Value Fund -- Class I
   2020............................... 1.45% to 1.60%   7,565 33.55 to 32.63   250    2.32%     (0.49)% to  (0.64)%
   2019............................... 1.45% to 1.60%   8,450 33.72 to 32.84   281    2.11%      25.19% to   25.00%
   2018............................... 1.45% to 1.60%   9,719 26.93 to 26.27   258    1.64%    (10.48)% to (10.61)%
   2017............................... 1.45% to 1.60%  10,449 30.08 to 29.39   310    1.61%       7.18% to    7.01%
   2016............................... 1.45% to 1.60%  12,475 28.07 to 27.46   346    1.75%      18.74% to   18.56%
BNY Mellon
 BNY Mellon Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2020............................... 1.45% to 1.60%   2,300 35.99 to 35.00    81    0.82%       6.54% to    6.38%
   2019............................... 1.45% to 1.60%   2,272 33.78 to 32.90    75    0.66%      18.44% to   18.26%
   2018............................... 1.45% to 1.60%   2,446 28.52 to 27.82    68    0.64%    (16.72)% to (16.85)%
   2017............................... 1.45% to 1.60%   1,510 34.25 to 33.46    51    1.23%      13.71% to   13.54%
   2016............................... 1.45% to 1.60%   1,970 30.12 to 29.47    59    1.13%      13.80% to   13.63%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                        Expense as a                            Net   Investment
                                        % of Average                           Assets   Income
                                       Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                       -------------- --------- -------------- ------ ---------- -------------------
 BNY Mellon Sustainable U.S.
   Equity Portfolio, Inc. -- Initial
   Shares
   2020............................... 1.45% to 1.60%     6,110 25.83 to 29.44    160   1.09%     22.34% to   22.16%
   2019............................... 1.45% to 1.60%     6,322 21.11 to 24.10    135   1.45%     32.41% to   32.21%
   2018............................... 1.45% to 1.60%     6,430 15.94 to 18.23    104   1.73%    (5.80)% to  (5.94)%
   2017............................... 1.45% to 1.60%     6,398 16.92 to 19.38    110   1.12%     13.67% to   13.49%
   2016............................... 1.45% to 1.60%     6,367 14.89 to 17.08     96   1.87%      8.78% to    8.61%
 BNY Mellon Variable Investment
   Fund -- Government Money
   Market Portfolio
   2020............................... 1.45% to 1.60%    31,790  9.30 to  9.04    292   0.18%    (1.24)% to  (1.39)%
   2019............................... 1.45% to 1.60%    33,057  9.41 to  9.17    307   1.65%      0.19% to    0.04%
   2018............................... 1.45% to 1.60%    43,873  9.40 to  9.17    407   1.20%    (0.19)% to  (0.34)%
   2017............................... 1.45% to 2.05%   160,242  9.41 to  8.76  1,472   0.36%    (1.11)% to  (1.71)%
   2016............................... 1.45% to 1.95%   101,391  9.52 to  8.84    949   0.01%    (1.43)% to  (1.93)%
BlackRock Variable Series Funds, Inc.
 BlackRock Advantage U.S. Total
   Market V.I. Fund -- Class III
   Shares
   2020............................... 1.45% to 1.70%     8,769 33.04 to 23.59    272   1.51%     17.92% to   17.62%
   2019............................... 1.45% to 1.70%     9,022 28.02 to 20.06    238   2.24%     26.79% to   26.46%
   2018............................... 1.45% to 1.70%     9,529 22.10 to 15.86    197   1.49%    (8.02)% to  (8.25)%
   2017............................... 1.45% to 1.80%    12,514 24.02 to 22.88    272   0.81%     12.19% to   11.79%
   2016............................... 1.45% to 1.80%    16,139 21.41 to 20.47    320   0.15%     21.62% to   21.19%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2020............................... 1.15% to 2.30%    30,920 17.96 to 17.63    578   0.81%      1.94% to    0.76%
   2019............................... 1.15% to 2.95%   237,127 17.62 to 10.58  4,084   2.06%     22.11% to   12.23%
   2018............................... 1.15% to 2.55%   266,085 14.43 to 12.06  3,817   1.43%    (9.18)% to (10.47)%
   2017............................... 1.15% to 2.55%   308,036 15.89 to 13.47  4,878   0.95%      6.77% to    5.27%
   2016............................... 1.15% to 2.55%   545,284 14.88 to 12.80  8,174   1.94%     16.37% to   14.73%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2020............................... 1.35% to 2.95% 2,577,394 16.78 to 12.27 43,776   1.22%     19.08% to   17.15%
   2019............................... 1.35% to 2.95% 2,993,544 14.09 to 10.47 43,239   1.21%     16.17% to   10.03%
   2018............................... 1.35% to 2.55% 3,538,228 12.13 to 11.70 44,703   0.82%    (8.83)% to  (9.95)%
   2017............................... 1.15% to 2.55% 4,021,862 13.58 to 12.99 56,105   1.24%     12.40% to   10.82%
   2016............................... 1.15% to 2.55% 4,557,143 12.08 to 11.73 57,053   1.19%      2.61% to    1.17%
 BlackRock Large Cap Focus
   Growth V.I. Fund -- Class III
   Shares
   2020............................... 1.45% to 1.60%     3,290 46.98 to 45.81    151   0.00%     41.35% to   41.14%
   2019............................... 1.45% to 1.60%     3,423 33.24 to 32.46    111   0.00%     30.41% to   30.21%
   2018............................... 1.45% to 1.70%     3,705 25.49 to 24.56     92   0.00%      1.27% to    1.01%
   2017............................... 1.45% to 1.70%     4,205 25.17 to 24.31    104   0.00%     27.36% to   27.04%
   2016............................... 1.45% to 1.70%     4,311 19.76 to 19.14     84   0.46%      5.99% to    5.72%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     Expense as a                          Net   Investment
                                     % of Average                         Assets   Income
                                    Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- ------- -------------- ------ ---------- --------------------
Columbia Funds Variable Series
  Trust II
 CTIVP/SM/ -- Loomis Sayles Growth
   Fund -- Class 1
   2020............................ 1.15% to 2.95% 752,693 22.56 to 13.47 16,279   0.00%      30.41% to   28.04%
   2019............................ 1.15% to 2.95% 278,713 17.30 to 10.52  4,693   0.00%      30.24% to   10.97%
   2018............................ 1.15% to 2.55% 340,925 13.28 to 12.79  4,471   0.00%     (3.53)% to  (4.90)%
   2017............................ 1.15% to 2.55% 637,480 13.77 to 13.45  8,706   0.00%      31.51% to   29.65%
   2016 (4)........................ 1.45% to 1.85% 157,896 10.45 to 10.42  1,649   0.00%       6.77% to    6.34%
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2020............................ 1.45% to 1.85%  78,926 13.20 to 12.95  1,037   1.44%       7.25% to    6.81%
   2019............................ 1.45% to 1.85%  99,274 12.31 to 12.12  1,217   1.81%      23.33% to   22.83%
   2018............................ 1.45% to 1.85% 113,019  9.98 to  9.87  1,125   2.58%    (18.03)% to (18.36)%
   2017............................ 1.45% to 1.85% 142,060 12.17 to 12.09  1,726   1.89%      25.34% to   24.84%
   2016 (4)........................ 1.45% to 2.10% 175,090  9.71 to  9.67  1,699   1.85%     (4.27)% to  (4.90)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2020............................ 1.45% to 2.70%  15,069 35.63 to 14.42    470   0.04%      36.69% to   34.96%
   2019............................ 1.60% to 1.60%   4,016 25.73 to 25.73    103   0.16%      34.60% to   34.60%
   2018............................ 1.45% to 1.60%   5,238 19.34 to 19.11    100   0.50%     (3.30)% to  (3.45)%
   2017............................ 1.45% to 1.60%   2,612 20.00 to 19.80     52   0.52%      24.14% to   23.96%
   2016............................ 1.45% to 1.60%   3,822 16.11 to 15.97     61   0.53%       2.49% to    2.34%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP -- Class B
   Shares
   2020............................ 1.45% to 2.70%  23,336 14.20 to  9.36    315   0.86%    (13.68)% to (14.78)%
   2019............................ 1.45% to 1.80%  10,626 16.45 to 15.95    174   1.57%      30.56% to   30.10%
   2018............................ 1.45% to 1.80%  10,813 12.60 to 12.26    135   2.17%    (12.01)% to (12.32)%
   2017............................ 1.45% to 1.80%  11,016 14.32 to 13.98    157   1.22%      20.68% to   20.25%
   2016............................ 1.45% to 1.80%  12,145 11.87 to 11.63    144   0.69%     (6.00)% to  (6.33)%
 DWS Small Mid Cap Value VIP --
   Class B Shares
   2020............................ 1.45% to 1.80%   2,041 36.66 to 34.35     73   1.12%     (2.54)% to  (2.89)%
   2019............................ 1.45% to 1.80%   2,224 37.62 to 35.37     82   0.37%      19.24% to   18.81%
   2018............................ 1.45% to 1.80%   2,390 31.55 to 29.77     74   1.03%    (17.55)% to (17.84)%
   2017............................ 1.45% to 1.80%   2,563 38.26 to 36.24     96   0.42%       8.54% to    8.16%
   2016............................ 1.45% to 1.80%   4,966 35.25 to 33.50    172   0.24%      14.79% to   14.38%
Eaton Vance Variable Trust
 VT Floating -- Rate Income Fund
   2020............................ 1.15% to 2.95% 245,778 13.84 to  9.97  3,237   3.35%       0.82% to  (1.01)%
   2019............................ 1.15% to 2.95% 433,809 13.73 to 10.07  5,673   4.29%       5.85% to    1.42%
   2018............................ 1.15% to 2.55% 548,678 12.97 to 10.81  6,861   3.78%     (1.23)% to  (2.63)%
   2017............................ 1.15% to 2.55% 423,039 13.13 to 11.10  5,437   3.26%       2.24% to    0.79%
   2016............................ 1.15% to 2.55% 401,541 12.85 to 11.01  5,104   3.49%       7.69% to    6.18%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                          Expense as a                          Net   Investment
                                          % of Average                         Assets   Income
                                         Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                                         -------------- ------- -------------- ------ ---------- -------------------
Federated Hermes Insurance Series
 Federated Hermes High Income Bond
   Fund II -- Primary Shares
   2020................................. 1.40% to 1.40%      13 25.95 to 25.95     0    5.95%      4.10% to    4.10%
   2019................................. 1.40% to 1.40%      14 24.93 to 24.93     0    6.50%     12.94% to   12.94%
   2018................................. 1.40% to 1.40%      18 22.07 to 22.07     0    7.59%    (4.65)% to  (4.65)%
   2017................................. 1.40% to 1.40%      17 23.15 to 23.15     0    6.57%      5.45% to    5.45%
   2016................................. 1.40% to 1.40%      17 21.95 to 21.95     0    6.37%     13.22% to   13.22%
 Federated Hermes High Income Bond
   Fund II -- Service Shares
   2020................................. 1.45% to 2.10%  33,872 26.89 to 19.42   846    5.87%      3.93% to    3.24%
   2019................................. 1.45% to 2.10%  38,266 25.87 to 18.81   927    6.02%     12.47% to   11.73%
   2018................................. 1.45% to 2.10%  47,911 23.00 to 16.83 1,045    8.02%    (4.84)% to  (5.47)%
   2017................................. 1.45% to 2.10%  52,764 24.17 to 17.81 1,215    6.84%      5.02% to    4.33%
   2016................................. 1.45% to 2.10%  64,275 23.02 to 17.07 1,422    6.24%     12.87% to   12.13%
 Federated Hermes Kaufmann
   Fund II -- Service Shares
   2020................................. 1.15% to 2.95% 106,771 28.90 to 12.86 3,455    0.00%     27.00% to   24.69%
   2019................................. 1.45% to 1.80%  23,616 49.09 to 46.27   972    0.00%     31.58% to   31.12%
   2018................................. 1.45% to 1.80%  34,550 37.31 to 35.29 1,014    0.00%      2.06% to    1.70%
   2017................................. 1.45% to 1.80%  30,277 36.55 to 34.70   983    0.00%     26.12% to   25.68%
   2016................................. 1.45% to 2.05%  35,176 28.98 to 15.20   895    0.00%      1.92% to    1.30%
 Federated Hermes Managed Volatility
   Fund II -- Primary Shares
   2020................................. 1.40% to 1.40%   2,475 18.58 to 18.58    46    2.63%    (0.48)% to  (0.48)%
   2019................................. 1.40% to 1.40%   3,051 18.67 to 18.67    57    2.05%     18.55% to   18.55%
   2018................................. 1.40% to 1.40%   3,062 15.75 to 15.75    48    1.98%    (9.78)% to  (9.78)%
   2017................................. 1.40% to 1.40%   1,619 17.46 to 17.46    28    3.86%     16.46% to   16.46%
   2016................................. 1.40% to 1.40%   1,627 14.99 to 14.99    24    4.79%      6.18% to    6.18%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2020................................. 1.40% to 1.40%   4,816 24.44 to 24.44   118    1.49%     13.26% to   13.26%
   2019................................. 1.40% to 1.40%   4,854 21.58 to 21.58   105    1.65%     16.60% to   16.60%
   2018................................. 1.40% to 1.40%   5,454 18.50 to 18.50   101    1.70%    (6.68)% to  (6.68)%
   2017................................. 1.40% to 1.40%   5,644 19.83 to 19.83   112    1.89%     12.51% to   12.51%
   2016................................. 1.40% to 1.40%   5,695 17.62 to 17.62   100    1.50%      1.63% to    1.63%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2020................................. 1.45% to 1.85%   2,302 21.70 to 19.64    48    1.28%     12.88% to   12.42%
   2019................................. 1.45% to 1.85%   2,487 19.23 to 17.47    46    1.57%     16.30% to   15.83%
   2018................................. 1.45% to 1.85%   2,627 16.53 to 15.09    42    1.45%    (6.99)% to  (7.37)%
   2017................................. 1.45% to 1.85%   2,774 17.77 to 16.29    48    1.85%     12.10% to   11.64%
   2016................................. 1.45% to 1.85%   2,613 15.86 to 14.59    40    1.21%      1.35% to    0.94%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                          Expense as a                            Net   Investment
                                          % of Average                           Assets   Income
                                         Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                         -------------- --------- -------------- ------ ---------- -------------------
 VIP Balanced Portfolio -- Service
   Class 2
   2020................................. 1.45% to 2.95%   312,324 25.94 to 12.58  6,800   1.26%     20.36% to   18.53%
   2019................................. 1.45% to 2.95%   366,408 21.55 to 10.61  6,849   1.54%     22.32% to   13.09%
   2018................................. 1.45% to 2.55%   408,703 17.62 to 14.00  6,473   1.22%    (5.83)% to  (6.89)%
   2017................................. 1.45% to 2.55%   511,138 18.71 to 15.04  8,620   1.24%     14.44% to   13.16%
   2016................................. 1.45% to 2.55%   618,331 16.35 to 13.29  9,177   1.21%      5.43% to    4.26%
 VIP Contrafund(R) Portfolio -- Initial
   Class
   2020................................. 1.40% to 1.40%    15,378 54.19 to 54.19    833   0.25%     28.74% to   28.74%
   2019................................. 1.40% to 1.40%    17,982 42.10 to 42.10    757   0.45%     29.74% to   29.74%
   2018................................. 1.40% to 1.40%    20,569 32.45 to 32.45    667   0.69%    (7.69)% to  (7.69)%
   2017................................. 1.40% to 1.40%    22,077 35.15 to 35.15    776   0.99%     20.18% to   20.18%
   2016................................. 1.40% to 1.40%    23,586 29.25 to 29.25    690   0.76%      6.50% to    6.50%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2020................................. 1.15% to 2.25%   317,824 26.53 to 26.81 11,462   0.09%     28.73% to   27.31%
   2019................................. 1.15% to 2.95%   557,036 20.61 to 10.60 14,283   0.21%     29.77% to   12.83%
   2018................................. 1.15% to 2.55%   650,844 15.88 to 15.19 13,120   0.41%    (7.72)% to  (9.03)%
   2017................................. 1.15% to 2.55%   919,674 17.21 to 16.70 19,648   0.76%     20.19% to   18.50%
   2016................................. 1.15% to 2.55%   882,772 14.32 to 14.09 16,392   0.41%      6.49% to    4.99%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2020................................. 1.45% to 1.70%     1,294 49.29 to 42.70     58   0.05%     31.41% to   31.08%
   2019................................. 1.45% to 1.70%     1,455 37.51 to 32.58     50   0.38%     27.94% to   27.62%
   2018................................. 1.45% to 1.70%     1,547 29.32 to 25.53     41   0.34%    (6.55)% to  (6.79)%
   2017................................. 1.45% to 1.70%     1,968 31.37 to 27.39     57   0.60%     21.72% to   21.41%
   2016................................. 1.45% to 1.70%     2,732 25.77 to 22.56     66   0.67%      1.18% to    0.92%
 VIP Equity-Income Portfolio --
   Initial Class
   2020................................. 1.40% to 1.40%     8,357 28.67 to 28.67    240   1.78%      5.20% to    5.20%
   2019................................. 1.40% to 1.40%     8,761 27.25 to 27.25    239   1.99%     25.66% to   25.66%
   2018................................. 1.40% to 1.40%    10,394 21.69 to 21.69    225   2.21%    (9.58)% to  (9.58)%
   2017................................. 1.40% to 1.40%    11,613 23.98 to 23.98    278   1.72%     11.32% to   11.32%
   2016................................. 1.40% to 1.40%    11,826 21.54 to 21.54    255   2.11%     16.37% to   16.37%
 VIP Equity-Income Portfolio --
   Service Class 2
   2020................................. 1.15% to 2.95% 1,065,482 18.18 to 11.06 18,844   2.07%      5.21% to    3.30%
   2019................................. 1.15% to 2.95%   360,184 17.28 to 10.71  6,499   1.77%     25.65% to   15.21%
   2018................................. 1.15% to 2.55%   417,220 13.75 to 11.43  6,058   1.97%    (9.60)% to (10.88)%
   2017................................. 1.15% to 2.55%   474,326 15.21 to 12.83  7,658   1.64%     11.36% to    9.79%
   2016................................. 1.45% to 2.25%   220,982 17.93 to 12.70  3,546   1.00%     16.01% to   15.07%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                    Expense as a                          Net   Investment
                                    % of Average                         Assets   Income
                                   Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ------- -------------- ------ ---------- --------------------
 VIP Growth & Income Portfolio --
   Initial Class
   2020........................... 1.40% to 1.40%   9,024 29.26 to 29.26    264   2.06%       6.34% to    6.34%
   2019........................... 1.40% to 1.40%   9,118 27.52 to 27.52    251   3.57%      28.23% to   28.23%
   2018........................... 1.40% to 1.40%   9,918 21.46 to 21.46    213   0.35%    (10.26)% to (10.26)%
   2017........................... 1.40% to 1.40%  10,791 23.92 to 23.92    258   1.28%      15.27% to   15.27%
   2016........................... 1.40% to 1.40%  10,961 20.75 to 20.75    227   1.74%      14.46% to   14.46%
 VIP Growth & Income Portfolio --
   Service Class 2
   2020........................... 1.45% to 1.80%  29,228 26.19 to 25.70    678   1.95%       6.03% to    5.66%
   2019........................... 1.45% to 1.80%  33,896 24.70 to 24.33    751   3.41%      27.80% to   27.35%
   2018........................... 1.45% to 1.80%  40,681 19.33 to 19.10    714   0.20%    (10.52)% to (10.84)%
   2017........................... 1.45% to 1.80%  49,072 21.60 to 21.42    970   1.10%      14.93% to   14.52%
   2016........................... 1.45% to 1.80%  51,399 18.80 to 18.71    880   1.39%      14.13% to   13.73%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2020........................... 1.40% to 1.40%   2,832 53.61 to 53.61    152   0.01%      66.30% to   66.30%
   2019........................... 1.40% to 1.40%   3,268 32.23 to 32.23    105   0.16%      38.87% to   38.87%
   2018........................... 1.40% to 1.40%   3,293 23.21 to 23.21     76   0.12%      10.88% to   10.88%
   2017........................... 1.40% to 1.40%   3,321 20.93 to 20.93     70   0.31%      32.64% to   32.64%
   2016........................... 1.40% to 1.40%   3,343 15.78 to 15.78     53   0.23%     (1.07)% to  (1.07)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2020........................... 1.15% to 2.95% 221,092 56.65 to 17.74 11,235   0.00%      66.29% to   63.27%
   2019........................... 1.45% to 2.35%  13,078 33.26 to 30.93    434   0.00%      38.46% to   37.20%
   2018........................... 1.45% to 1.70%   9,613 24.02 to 23.60    230   0.09%      10.58% to   10.29%
   2017........................... 1.45% to 1.70%  12,366 21.72 to 21.40    267   0.10%      32.24% to   31.91%
   2016........................... 1.45% to 2.05%  13,470 16.43 to 15.94    220   0.05%     (1.38)% to  (1.98)%
 VIP Growth Portfolio -- Initial
   Class
   2020........................... 1.40% to 1.40%  12,369 46.97 to 46.97    581   0.08%      41.88% to   41.88%
   2019........................... 1.40% to 1.40%  12,648 33.11 to 33.11    419   0.26%      32.44% to   32.44%
   2018........................... 1.40% to 1.40%  12,794 25.00 to 25.00    320   0.23%     (1.57)% to  (1.57)%
   2017........................... 1.40% to 1.40%  15,251 25.40 to 25.40    387   0.22%      33.25% to   33.25%
   2016........................... 1.40% to 1.40%  15,527 19.06 to 19.06    296   0.04%     (0.61)% to  (0.61)%
 VIP Growth Portfolio -- Service
   Class 2
   2020........................... 1.45% to 1.85%  22,996 36.56 to 42.36    885   0.05%      41.47% to   40.90%
   2019........................... 1.45% to 1.85%  24,252 25.84 to 30.06    660   0.05%      32.03% to   31.50%
   2018........................... 1.45% to 1.85%  25,326 19.57 to 22.86    522   0.04%     (1.88)% to  (2.28)%
   2017........................... 1.45% to 1.85%  30,325 19.95 to 23.40    633   0.08%      32.87% to   32.33%
   2016........................... 1.45% to 2.10%  33,020 15.01 to 17.17    521   0.00%     (0.90)% to  (1.56)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2020............................ 1.15% to 2.95%   737,089 15.53 to 10.73 10,578   2.07%       7.90% to    5.94%
   2019............................ 1.15% to 2.95%   810,723 14.39 to 10.13 10,863   2.45%       8.15% to    2.60%
   2018............................ 1.15% to 2.55%   895,280 13.31 to 11.32 11,231   1.92%     (1.93)% to  (3.33)%
   2017............................ 1.15% to 2.55% 1,426,677 13.57 to 11.71 18,334   2.15%       2.80% to    1.35%
   2016............................ 1.15% to 2.55% 1,743,922 13.20 to 11.55 21,924   2.28%       3.28% to    1.82%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2020............................ 1.40% to 2.70%   114,302 54.84 to 11.87  4,386   0.36%      16.22% to   14.69%
   2019............................ 1.15% to 2.95%   455,111 18.94 to 10.34 10,580   0.65%      21.76% to    7.14%
   2018............................ 1.15% to 2.55%   521,189 15.55 to 14.33 10,298   0.40%    (15.76)% to (16.96)%
   2017............................ 1.15% to 2.55%   556,193 18.46 to 17.26 13,060   0.48%      19.15% to   17.47%
   2016............................ 1.15% to 2.55%   671,666 15.49 to 14.69 13,212   0.31%      10.64% to    9.08%
 VIP Overseas Portfolio -- Initial
   Class
   2020............................ 1.40% to 1.40%     5,577 21.26 to 21.26    119   0.44%      13.99% to   13.99%
   2019............................ 1.40% to 1.40%     5,588 18.65 to 18.65    104   1.65%      25.98% to   25.98%
   2018............................ 1.40% to 1.40%     6,507 14.80 to 14.80     96   1.30%    (16.01)% to (16.01)%
   2017............................ 1.40% to 1.40%     8,231 17.62 to 17.62    145   1.45%      28.47% to   28.47%
   2016............................ 1.40% to 1.40%     8,640 13.72 to 13.72    119   1.15%     (6.39)% to  (6.39)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2020............................ 1.45% to 1.70%     1,929 26.09 to 17.95     44   1.05%       6.45% to    6.18%
   2019............................ 1.45% to 1.70%     1,961 24.51 to 16.91     42   1.34%      32.15% to   31.82%
   2018............................ 1.45% to 1.70%     2,303 18.55 to 12.82     38   0.71%    (18.70)% to (18.91)%
   2017............................ 1.45% to 1.70%     2,344 22.81 to 15.82     48   1.12%      17.36% to   17.07%
   2016............................ 1.45% to 1.70%     2,980 19.44 to 13.51     53   0.76%       7.69% to    7.42%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Allocation VIP Fund --
   Class 2 Shares
   2020............................ 1.45% to 2.95%   603,768 15.71 to 11.30  8,989   1.49%      10.12% to    8.45%
   2019............................ 1.45% to 2.95%   668,734 14.26 to 10.42  9,110   3.49%      18.12% to    8.92%
   2018............................ 1.45% to 2.55%   778,517 12.07 to 10.63  9,035   3.03%    (10.97)% to (11.97)%
   2017............................ 1.45% to 2.55%   915,424 13.56 to 12.08 11,996   2.69%      10.36% to    9.13%
   2016............................ 1.45% to 2.55% 1,052,601 12.29 to 11.07 12,531   3.92%      11.54% to   10.30%
 Franklin Income VIP Fund --
   Class 2 Shares
   2020............................ 1.15% to 2.95% 2,118,364 16.30 to 10.05 32,949   5.89%     (0.47)% to  (2.28)%
   2019............................ 1.15% to 2.95% 2,356,154 16.38 to 10.28 37,597   5.36%      14.72% to    5.93%
   2018............................ 1.15% to 2.55% 2,726,655 14.28 to 11.91 38,894   4.83%     (5.41)% to  (6.76)%
   2017............................ 1.15% to 2.55% 3,205,259 15.10 to 12.77 48,777   4.18%       8.42% to    6.88%
   2016............................ 1.15% to 2.55% 3,762,373 13.92 to 11.95 53,378   5.00%      12.71% to   11.12%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                   Expense as a                            Net   Investment
                                   % of Average                           Assets   Income
                                  Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2020.......................... 1.45% to 2.70%    14,196 47.77 to 14.55    571   0.00%      42.54% to   40.73%
   2019.......................... 1.45% to 1.60%     8,797 33.52 to 32.65    289   0.00%      32.63% to   32.43%
   2018.......................... 1.45% to 1.60%    10,796 25.27 to 24.65    269   0.00%     (2.90)% to  (3.05)%
   2017.......................... 1.45% to 1.60%     9,512 26.03 to 25.43    245   0.63%      26.26% to   26.06%
   2016.......................... 1.45% to 1.60%     9,980 20.61 to 20.17    204   0.00%     (3.21)% to  (3.36)%
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2020.......................... 1.45% to 1.70%    68,500 24.90 to 14.00  1,387   2.88%     (6.42)% to  (6.66)%
   2019.......................... 1.45% to 1.70%    73,587 26.61 to 15.00  1,638   1.84%      20.80% to   20.49%
   2018.......................... 1.45% to 1.70%    90,452 22.03 to 12.45  1,670   2.26%    (10.39)% to (10.62)%
   2017.......................... 1.45% to 1.70%   103,502 24.58 to 13.92  2,152   2.23%       6.78% to    6.51%
   2016.......................... 1.45% to 2.05%   119,901 23.02 to 13.82  2,340   1.89%      14.38% to   13.69%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2020.......................... 1.45% to 1.60%    10,272 20.04 to 19.49    202   4.05%     (2.59)% to  (2.74)%
   2019.......................... 1.45% to 2.70%    41,759 20.57 to 10.53    583   1.72%      10.90% to   11.16%
   2018.......................... 1.45% to 2.20%    44,317 18.55 to  9.65    569   2.61%    (16.68)% to (17.31)%
   2017.......................... 1.45% to 2.20%    47,220 22.26 to 11.67    745   2.24%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%    86,342 19.36 to 10.22  1,092   2.00%       5.63% to    4.82%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2020.......................... 1.40% to 1.40%     2,581 17.18 to 17.18     44   8.41%     (6.40)% to  (6.40)%
   2019.......................... 1.40% to 1.40%     2,810 18.36 to 18.36     52   6.99%       0.83% to    0.83%
   2018.......................... 1.40% to 1.40%     2,902 18.20 to 18.20     53   0.00%       0.78% to    0.78%
   2017.......................... 1.40% to 1.40%     2,979 18.06 to 18.06     54   0.00%       0.73% to    0.73%
   2016.......................... 1.40% to 1.40%     3,000 17.93 to 17.93     54   0.00%       1.77% to    1.77%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2020.......................... 1.45% to 1.70%    41,560 13.51 to 11.95    529   3.03%       4.27% to    4.00%
   2019.......................... 1.45% to 2.70%    61,500 12.96 to 10.63    746   2.87%      13.48% to   13.42%
   2018.......................... 1.45% to 2.20%    72,156 11.42 to 10.37    768   2.03%    (16.09)% to (16.73)%
   2017.......................... 1.45% to 2.20%    83,137 13.61 to 12.45  1,058   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%   113,160 11.65 to 10.74  1,229   2.29%       8.03% to    7.21%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund -- Service
   Shares
   2020.......................... 1.40% to 2.95%   777,279  9.26 to  9.67  7,111   0.25%     (1.14)% to  (2.69)%
   2019.......................... 1.40% to 2.45%   639,501  9.37 to  8.65  5,927   1.85%       0.43% to  (0.64)%
   2018.......................... 1.40% to 2.45%   817,885  9.33 to  8.71  7,551   1.45%       0.06% to  (1.02)%
   2017.......................... 1.40% to 2.45% 1,109,083  9.32 to  8.80 10,262   0.53%     (0.89)% to  (1.95)%
   2016.......................... 1.40% to 2.45%   817,605  9.40 to  8.97  7,637   0.04%     (1.36)% to  (2.40)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                      Expense as a                          Net   Investment
                                      % of Average                         Assets   Income
                                     Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- ------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2020............................. 1.40% to 1.40%   6,166 21.77 to 21.77   134    1.42%       2.52% to    2.52%
   2019............................. 1.40% to 1.40%   6,167 21.23 to 21.23   131    1.55%      24.17% to   24.17%
   2018............................. 1.40% to 1.40%   6,166 17.10 to 17.10   105    1.32%     (9.74)% to  (9.74)%
   2017............................. 1.40% to 1.40%   6,167 18.95 to 18.95   117    1.70%       8.32% to    8.32%
   2016............................. 1.40% to 1.40%   6,168 17.49 to 17.49   108    2.25%      10.02% to   10.02%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2020............................. 1.40% to 1.85%   7,557 54.82 to 23.84   315    0.63%       6.88% to    6.40%
   2019............................. 1.40% to 1.85%   7,696 51.29 to 22.40   302    0.77%      29.69% to   29.10%
   2018............................. 1.40% to 1.85%   8,712 39.55 to 17.35   266    1.28%    (11.72)% to (12.13)%
   2017............................. 1.40% to 1.85%   9,858 44.80 to 19.75   335    0.68%       9.52% to    9.02%
   2016............................. 1.40% to 2.10%  12,563 40.90 to 17.59   364    1.37%      11.94% to   11.15%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond
   Portfolio -- Class 1
   2020............................. 1.45% to 2.70% 175,216 16.03 to 10.59 2,528    1.89%       6.28% to    4.93%
   2019............................. 1.45% to 2.70% 189,693 15.08 to 10.09 2,656    2.54%       6.61% to    1.94%
   2018............................. 1.45% to 2.20% 194,682 14.15 to 12.84 2,588    2.56%     (1.41)% to  (2.16)%
   2017............................. 1.45% to 2.20% 246,951 14.35 to 13.13 3,340    2.51%       2.07% to    1.30%
   2016............................. 1.45% to 2.20% 286,779 14.06 to 12.96 3,803    2.65%       0.64% to  (0.12)%
 JPMorgan Insurance Trust Mid Cap
   Value Portfolio -- Class 1
   2020............................. 1.45% to 2.70%  29,277 36.16 to 10.21   761    1.63%     (1.09)% to  (2.34)%
   2019............................. 1.45% to 2.70%  37,281 36.56 to 10.45   919    1.60%      24.92% to    9.57%
   2018............................. 1.45% to 2.20%  41,069 29.26 to  9.31   803    0.94%    (13.12)% to (13.79)%
   2017............................. 1.45% to 2.20%  36,829 33.68 to 10.80   914    0.84%      12.12% to   11.74%
   2016............................. 1.45% to 1.60%  28,108 30.04 to 29.69   837    0.87%      13.04% to   12.87%
 JPMorgan Insurance Trust Small Cap
   Core Portfolio -- Class 1
   2020............................. 1.45% to 2.70%  13,581 40.71 to 11.69   323    0.83%      12.04% to   10.62%
   2019............................. 1.45% to 2.70%   9,392 36.33 to 10.57   230    0.40%      22.77% to   12.02%
   2018............................. 1.45% to 2.20%  10,012 29.59 to 11.34   197    0.42%    (13.21)% to (13.88)%
   2017............................. 1.45% to 2.20%  16,724 34.10 to 13.17   330    0.32%      13.56% to   12.70%
   2016............................. 1.45% to 2.20%  20,845 30.03 to 11.69   361    0.22%      18.48% to   38.30%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2020............................. 1.45% to 2.70%  41,822 37.26 to 13.27 1,238    0.83%      23.45% to   21.88%
   2019............................. 1.45% to 2.70%  52,689 30.18 to 10.88 1,400    0.84%      29.84% to   19.09%
   2018............................. 1.45% to 2.20%  58,926 23.24 to 21.10 1,250    0.72%     (7.53)% to  (8.24)%
   2017............................. 1.45% to 2.20%  47,840 25.14 to 23.00 1,105    0.89%      20.56% to   19.65%
   2016............................. 1.45% to 2.20%  63,639 20.85 to 19.22 1,223    0.97%       9.33% to    8.50%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                       Expense as a                          Net   Investment
                                       % of Average                         Assets   Income
                                      Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- ------- -------------- ------ ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2020.............................. 1.40% to 1.40%  16,921 45.09 to 45.09    763   2.41%     12.71% to   12.71%
   2019.............................. 1.40% to 1.40%  19,894 40.01 to 40.01    796   1.90%     20.88% to   20.88%
   2018.............................. 1.40% to 1.40%  21,068 33.10 to 33.10    697   2.16%    (0.73)% to  (0.73)%
   2017.............................. 1.40% to 1.40%  22,517 33.34 to 33.34    751   1.61%     16.78% to   16.78%
   2016.............................. 1.40% to 1.40%  24,379 28.55 to 28.55    696   2.20%      3.14% to    3.14%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2020.............................. 1.15% to 2.95% 405,056 24.93 to 11.74  9,849   2.06%     12.71% to   10.67%
   2019.............................. 1.15% to 2.95% 446,439 22.11 to 10.61  9,884   1.61%     20.87% to   12.94%
   2018.............................. 1.15% to 2.55% 483,534 18.30 to 16.36  9,185   1.74%    (0.73)% to  (2.14)%
   2017.............................. 1.15% to 2.55% 597,843 18.43 to 16.72 11,478   1.36%     16.78% to   15.13%
   2016.............................. 1.15% to 2.55% 698,912 15.78 to 14.52 11,622   1.94%      3.12% to    1.67%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2020.............................. 1.40% to 1.40%  13,532 61.14 to 61.14    827   0.11%     17.80% to   17.80%
   2019.............................. 1.40% to 1.40%  15,187 51.90 to 51.90    788   0.19%     33.59% to   33.59%
   2018.............................. 1.40% to 1.40%  18,311 38.85 to 38.85    711   0.26%    (1.82)% to  (1.82)%
   2017.............................. 1.40% to 1.40%  20,248 39.57 to 39.57    801   0.63%     25.64% to   25.64%
   2016.............................. 1.40% to 1.40%  22,644 31.49 to 31.49    713   0.15%     10.79% to   10.79%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2020.............................. 1.45% to 1.60%   2,006 44.16 to 59.66     93   0.04%     17.46% to   17.28%
   2019.............................. 1.45% to 1.60%   2,168 37.60 to 50.87     85   0.05%     33.20% to   32.99%
   2018.............................. 1.45% to 1.60%   2,369 28.23 to 38.25     70   0.13%    (2.11)% to  (2.26)%
   2017.............................. 1.45% to 1.60%   2,289 28.84 to 39.14     69   0.53%     25.25% to   25.06%
   2016.............................. 1.45% to 1.60%   2,685 23.02 to 31.29     64   0.02%     10.48% to   10.32%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2020.............................. 1.40% to 1.40%     194 24.31 to 24.31      5   2.89%      8.93% to    8.93%
   2019.............................. 1.40% to 1.40%     206 22.31 to 22.31      5   3.58%      8.04% to    8.04%
   2018.............................. 1.40% to 1.40%   1,000 20.65 to 20.65     21   3.15%    (2.39)% to  (2.39)%
   2017.............................. 1.40% to 1.40%   1,012 21.16 to 21.16     21   2.75%      2.17% to    2.17%
   2016.............................. 1.40% to 1.40%   1,559 20.71 to 20.71     32   2.82%      1.03% to    1.03%
 Janus Henderson Forty Portfolio --
   Institutional Shares
   2020.............................. 1.40% to 1.40%  14,898 76.86 to 76.86  1,145   0.71%     37.45% to   37.45%
   2019.............................. 1.40% to 1.40%  15,969 55.92 to 55.92    893   0.14%     35.24% to   35.24%
   2018.............................. 1.40% to 1.40%  19,066 41.35 to 41.35    788   1.17%      0.55% to    0.55%
   2017.............................. 1.40% to 1.40%  20,008 41.12 to 41.12    823   0.00%     28.50% to   28.50%
   2016.............................. 1.40% to 1.40%  23,152 32.00 to 32.00    741   0.00%      0.77% to    0.77%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Janus Henderson Forty Portfolio --
   Service Shares
   2020................................ 1.45% to 1.80%  34,073 52.90 to 58.75 1,583    0.63%      37.02% to   36.53%
   2019................................ 1.45% to 2.35%  44,104 38.61 to 29.51 1,480    0.02%      34.87% to   33.64%
   2018................................ 1.45% to 2.35%  60,130 28.63 to 22.08 1,520    1.19%       0.24% to  (0.69)%
   2017................................ 1.45% to 2.35%  78,660 28.56 to 22.23 2,011    0.00%      28.12% to   26.95%
   2016................................ 1.15% to 2.55% 348,563 14.47 to 16.09 6,002    0.00%       0.77% to  (0.65)%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2020................................ 1.40% to 1.40%  11,924 23.95 to 23.95   286    0.82%      18.38% to   18.38%
   2019................................ 1.40% to 1.40%  13,130 20.24 to 20.24   266    0.98%      27.24% to   27.24%
   2018................................ 1.40% to 1.40%  14,963 15.90 to 15.90   238    1.11%     (8.18)% to  (8.18)%
   2017................................ 1.40% to 1.40%  16,797 17.32 to 17.32   291    0.81%      25.26% to   25.26%
   2016................................ 1.40% to 1.40%  19,120 13.83 to 13.83   264    1.13%       0.64% to    0.64%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2020................................ 1.45% to 1.65%   7,930 18.89 to 18.15   162    0.64%      18.03% to   17.79%
   2019................................ 1.45% to 1.80%   8,565 16.00 to 17.66   149    0.86%      26.85% to   26.40%
   2018................................ 1.45% to 1.80%   8,949 12.61 to 13.97   123    0.95%     (8.44)% to  (8.77)%
   2017................................ 1.45% to 1.80%   9,589 13.78 to 15.31   145    0.68%      24.85% to   24.41%
   2016................................ 1.45% to 1.80%  10,063 11.04 to 12.31   122    0.95%       0.35% to  (0.01)%
 Janus Henderson Global Technology
   and Innovation Portfolio -- Service
   Shares
   2020................................ 1.60% to 1.60%     215 64.42 to 64.42    14    0.00%      48.32% to   48.32%
   2019................................ 1.60% to 1.60%     215 43.44 to 43.44     9    0.41%      42.50% to   42.50%
   2018................................ 1.60% to 1.60%     227 30.48 to 30.48     7    1.06%     (0.72)% to  (0.72)%
   2017................................ 1.60% to 1.60%     256 30.70 to 30.70     8    0.45%      42.60% to   42.60%
   2016................................ 1.60% to 1.60%     318 21.53 to 21.53     7    0.09%      12.04% to   12.04%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2020................................ 1.40% to 1.40%   4,642 28.20 to 28.20   131    1.35%      14.67% to   14.67%
   2019................................ 1.40% to 1.40%   4,697 24.59 to 24.59   116    1.86%      25.24% to   25.24%
   2018................................ 1.40% to 1.40%   5,446 19.64 to 19.64   107    1.76%    (16.14)% to (16.14)%
   2017................................ 1.40% to 1.40%   5,624 23.42 to 23.42   132    1.67%      29.29% to   29.29%
   2016................................ 1.40% to 1.40%   5,937 18.11 to 18.11   108    4.67%     (7.76)% to  (7.76)%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2020................................ 1.45% to 1.80%   3,390 21.74 to 23.85    80    1.22%      14.34% to   13.93%
   2019................................ 1.45% to 1.80%   3,748 19.01 to 20.93    78    1.80%      24.87% to   24.43%
   2018................................ 1.45% to 1.80%   5,454 15.22 to 16.82    89    1.62%    (16.37)% to (16.67)%
   2017................................ 1.45% to 1.80%   7,260 18.20 to 20.19   140    1.55%      28.91% to   28.46%
   2016................................ 1.45% to 1.80%   8,635 14.12 to 15.71   130    4.92%     (8.06)% to  (8.38)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                            Expense as a                         Net   Investment
                                            % of Average                        Assets   Income
                                           Net Assets (1) Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                           -------------- ------ -------------- ------ ---------- --------------------
 Janus Henderson Research Portfolio --
   Institutional Shares
   2020................................... 1.40% to 1.40% 13,231 37.94 to 37.94  502     0.54%      31.09% to   31.09%
   2019................................... 1.40% to 1.40% 15,533 28.94 to 28.94  450     0.46%      33.63% to   33.63%
   2018................................... 1.40% to 1.40% 15,891 21.66 to 21.66  344     0.55%     (3.95)% to  (3.95)%
   2017................................... 1.40% to 1.40% 17,226 22.55 to 22.55  388     0.39%      26.10% to   26.10%
   2016................................... 1.40% to 1.40% 19,776 17.88 to 17.88  354     0.54%     (0.90)% to  (0.90)%
 Janus Henderson Research Portfolio --
   Service Shares
   2020................................... 1.45% to 1.45%  1,531 29.34 to 29.34   45     0.36%      30.65% to   30.65%
   2019................................... 1.45% to 1.60%  1,944 22.45 to 26.43   44     0.30%      33.26% to   33.06%
   2018................................... 1.45% to 1.60%  2,353 16.85 to 19.86   40     0.36%     (4.26)% to  (4.40)%
   2017................................... 1.45% to 1.60%  2,590 17.60 to 20.78   46     0.24%      25.71% to   25.52%
   2016................................... 1.45% to 1.60%  2,776 14.00 to 16.55   40     0.38%     (1.18)% to  (1.33)%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2020................................... 1.45% to 1.80%  5,914 42.69 to 40.09  251     0.58%      16.02% to   15.61%
   2019................................... 1.45% to 1.80%  6,093 36.80 to 34.68  223     0.76%      22.94% to   22.50%
   2018................................... 1.45% to 1.80%  6,619 29.93 to 28.31  197     0.37%     (9.90)% to (10.22)%
   2017................................... 1.45% to 1.80%  7,018 33.22 to 31.53  231     0.21%      14.31% to   13.91%
   2016................................... 1.45% to 2.10% 10,981 29.06 to 19.93  312     0.41%     (0.52)% to  (1.18)%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2020................................... 1.45% to 2.70% 12,268 22.71 to 11.18  241     1.16%       5.94% to    4.59%
   2019................................... 1.45% to 2.30% 17,694 21.44 to 19.21  357     1.27%      29.51% to   28.39%
   2018................................... 1.45% to 2.30% 21,258 16.55 to 14.96  331     1.23%     (6.38)% to  (7.19)%
   2017................................... 1.45% to 2.30% 27,458 17.68 to 16.12  459     1.44%      17.29% to   16.28%
   2016................................... 1.45% to 2.30% 26,841 15.08 to 13.86  386     1.37%      13.12% to   12.15%
 ClearBridge Variable Large Cap Value
   Portfolio -- Class I
   2020................................... 1.45% to 1.85% 13,807 14.16 to 13.82  194     1.38%       3.72% to    3.30%
   2019................................... 1.45% to 1.85% 13,965 13.65 to 13.37  189     1.71%      27.01% to   26.50%
   2018................................... 1.45% to 1.85% 16,619 10.75 to 10.57  178     1.53%    (10.20)% to (10.57)%
   2017................................... 1.45% to 1.85% 16,902 11.97 to 11.82  202     1.41%      13.18% to   12.72%
   2016................................... 1.45% to 1.85% 15,612 10.58 to 10.49  165     1.52%      11.37% to   10.92%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series -- Service
   Class Shares
   2020................................... 1.45% to 1.70% 12,504 28.65 to 34.90  374     0.43%      11.95% to   11.67%
   2019................................... 1.45% to 1.70% 17,354 25.59 to 31.25  464     0.48%      29.34% to   29.02%
   2018................................... 1.45% to 1.70% 19,595 19.78 to 24.22  404     0.45%     (7.08)% to  (7.32)%
   2017................................... 1.45% to 1.70% 20,531 21.29 to 26.14  455     0.55%      21.25% to   20.94%
   2016................................... 1.45% to 1.70% 23,225 17.56 to 21.61  424     0.60%       6.75% to    6.48%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)   Total Return (3)
                                        -------------- ------- -------------- ------ ---------- -------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2020................................ 1.40% to 1.85%  12,101 66.49 to 47.14   552    0.00%     43.55% to   42.89%
   2019................................ 1.40% to 1.85%  13,320 46.32 to 32.99   424    0.00%     39.30% to   38.66%
   2018................................ 1.40% to 1.85%  15,232 33.25 to 23.79   348    0.00%    (3.10)% to  (3.55)%
   2017................................ 1.40% to 1.85%  16,747 34.31 to 24.66   395    0.00%     24.57% to   24.00%
   2016................................ 1.40% to 1.85%  17,156 27.55 to 19.89   326    0.00%      7.28% to    6.79%
 MFS(R) Total Return Series -- Service
   Class Shares
   2020................................ 1.45% to 2.95% 333,849 25.75 to 11.11 6,085    2.07%      7.93% to    6.29%
   2019................................ 1.45% to 2.95% 375,067 23.86 to 10.45 6,381    2.03%     18.38% to    9.53%
   2018................................ 1.45% to 2.55% 460,352 20.16 to 12.14 6,714    1.94%    (7.24)% to  (8.29)%
   2017................................ 1.45% to 2.55% 553,796 21.73 to 13.23 8,758    2.11%     10.41% to    9.18%
   2016................................ 1.45% to 2.55% 643,209 19.68 to 12.12 9,215    2.65%      7.24% to    6.05%
 MFS(R) Utilities Series -- Service
   Class Shares
   2020................................ 1.45% to 1.80%  45,027 34.94 to 43.48 1,362    2.20%      4.09% to    3.72%
   2019................................ 1.45% to 1.80%  49,945 33.57 to 41.92 1,478    3.79%     22.99% to   22.56%
   2018................................ 1.45% to 1.80%  54,333 27.29 to 34.20 1,290    0.83%    (0.66)% to  (1.01)%
   2017................................ 1.45% to 1.80%  67,306 27.47 to 34.55 1,596    4.12%     12.84% to   12.44%
   2016................................ 1.45% to 1.80%  72,703 24.35 to 30.73 1,522    3.53%      9.63% to    9.24%
MFS(R) Variable Insurance Trust II
 MFS(R) Income Portfolio -- Service
   Class Shares
   2020................................ 1.45% to 1.80%   6,798 12.62 to 12.29    85    3.51%      7.53% to    7.15%
   2019................................ 1.45% to 1.80%   6,941 11.74 to 11.47    81    3.33%      9.68% to    9.29%
   2018................................ 1.45% to 1.80%   7,290 10.70 to 10.50    77    3.72%    (3.53)% to  (3.88)%
   2017................................ 1.45% to 1.80%   8,000 11.09 to 10.92    88    4.49%      4.35% to    3.98%
   2016................................ 1.45% to 1.80%  10,315 10.63 to 10.50   109    3.06%      6.44% to    6.06%
 MFS(R) Massachusetts Investors Growth
   Stock Portfolio -- Service
   Class Shares
   2020................................ 1.45% to 1.85%  21,779 21.03 to 20.55   454    0.22%     20.43% to   19.94%
   2019................................ 1.45% to 2.70%  40,756 17.47 to 10.95   699    0.33%     37.56% to   20.63%
   2018................................ 1.45% to 2.20%  55,651 12.70 to 12.34   699    0.29%    (0.89)% to  (1.65)%
   2017................................ 1.45% to 2.20%  79,578 12.81 to 12.54 1,010    0.43%     26.25% to   25.29%
   2016................................ 1.45% to 2.20%  84,263 10.15 to 10.01   851    0.40%      4.31% to    3.52%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2020................................ 1.45% to 1.70%  14,945 17.03 to 14.38   236    4.87%      6.34% to    6.07%
   2019................................ 1.45% to 1.70%  14,847 16.01 to 13.56   220    2.76%     10.12% to    9.84%
   2018................................ 1.45% to 1.70%  22,563 14.54 to 12.34   313    3.03%    (6.83)% to  (7.06)%
   2017................................ 1.45% to 1.70%  26,309 15.61 to 13.28   393    4.50%     11.74% to   11.46%
   2016................................ 1.45% to 1.70%  27,771 13.97 to 11.92   371    2.44%     11.27% to   10.99%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                -------------- --------- -------------- ------ ---------- -------------------
 High Yield Portfolio --
   Administrative Class Shares
   2020........................ 1.15% to 2.95%   181,682 19.04 to 10.50  3,616   4.87%      4.52% to    2.62%
   2019........................ 1.15% to 2.95%   319,659 18.22 to 10.23  5,926   4.90%     13.41% to    4.79%
   2018........................ 1.15% to 2.55%   286,929 16.06 to 13.46  4,848   5.09%    (3.77)% to  (5.14)%
   2017........................ 1.15% to 2.55%   302,568 16.69 to 14.19  5,422   4.87%      5.39% to    3.90%
   2016........................ 1.15% to 2.55%   327,906 15.84 to 13.66  5,674   5.26%     11.15% to    9.59%
 International Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2020........................ 1.45% to 1.80%     1,556 20.89 to 18.88     30   6.10%      4.03% to    3.66%
   2019........................ 1.45% to 1.80%     1,613 20.08 to 18.21     30   1.77%      5.46% to    5.08%
   2018........................ 1.45% to 1.80%     1,965 19.04 to 17.33     34   1.31%      0.63% to    0.27%
   2017........................ 1.45% to 1.80%     2,130 18.92 to 17.28     37   4.21%      1.28% to    0.92%
   2016........................ 1.45% to 1.80%     2,585 18.68 to 17.13     45   1.35%      4.94% to    4.56%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2020........................ 1.15% to 2.95%   321,402 22.31 to 11.56  6,994   1.67%     16.04% to   13.93%
   2019........................ 1.15% to 2.95%   268,022 19.22 to 10.14  5,188   2.04%     12.02% to    2.96%
   2018........................ 1.15% to 2.55%   270,563 17.16 to 15.17  4,894   2.40%    (3.51)% to  (4.88)%
   2017........................ 1.15% to 2.55%   255,466 17.79 to 15.95  4,883   2.17%      7.71% to    6.18%
   2016........................ 1.15% to 2.55%   271,390 16.51 to 15.02  4,881   1.79%    (0.48)% to  (1.89)%
 Low Duration Portfolio --
   Administrative Class Shares
   2020........................ 1.15% to 2.95% 1,050,777 12.30 to  9.99 12,278   1.04%      1.80% to  (0.05)%
   2019........................ 1.15% to 2.95%   517,963 12.08 to  9.99  6,015   2.76%      2.83% to  (0.13)%
   2018........................ 1.15% to 2.55%   508,107 11.75 to 10.36  5,786   1.92%    (0.82)% to  (2.23)%
   2017........................ 1.15% to 2.55%   527,699 11.84 to 10.59  6,094   1.33%      0.19% to  (1.23)%
   2016........................ 1.15% to 2.55%   522,616 11.82 to 10.73  6,070   1.52%      0.24% to  (1.17)%
 Total Return Portfolio --
   Administrative Class Shares
   2020........................ 1.15% to 2.95%   930,974 16.56 to 10.63 15,435   2.14%      7.40% to    5.44%
   2019........................ 1.15% to 2.95% 1,145,742 15.42 to 10.08 17,726   3.01%      7.11% to    1.71%
   2018........................ 1.15% to 2.55% 1,305,664 14.39 to 12.77 19,167   2.51%    (1.68)% to  (3.08)%
   2017........................ 1.15% to 2.55% 1,868,335 14.64 to 13.18 27,977   2.02%      3.71% to    2.25%
   2016........................ 1.15% to 2.55% 2,212,538 14.12 to 12.89 32,164   2.09%      1.50% to    0.07%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2020........................ 1.45% to 1.70%     4,939 46.11 to 63.42    236   0.29%     42.86% to   42.50%
   2019........................ 1.45% to 1.70%    15,785 32.28 to 44.50    571   0.13%     34.88% to   34.54%
   2018........................ 1.45% to 1.70%    16,230 23.93 to 33.08    438   0.00%    (3.24)% to  (3.49)%
   2017........................ 1.45% to 1.70%    16,783 24.73 to 34.27    468   0.00%     29.23% to   28.90%
   2016........................ 1.45% to 1.70%    25,568 19.14 to 26.59    532   0.00%      4.45% to    4.18%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                         Expense as a                          Net   Investment
                                         % of Average                         Assets   Income
                                        Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
State Street Variable Insurance Series
  Funds, Inc.
 Income V.I.S. Fund -- Class 1 Shares
   2020................................ 1.40% to 1.80%  33,760 18.29 to 14.38   488    2.43%       5.53% to    5.10%
   2019................................ 1.40% to 1.80%  40,931 17.33 to 13.69   563    0.16%       7.10% to    6.67%
   2018................................ 1.40% to 1.80%  70,521 16.18 to 12.83   929    1.99%     (2.81)% to  (3.21)%
   2017................................ 1.40% to 1.80%  87,758 16.65 to 13.26 1,189    1.96%       1.81% to    1.39%
   2016................................ 1.40% to 1.80%  91,068 16.35 to 13.07 1,214    1.67%       1.54% to    1.14%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2020................................ 1.40% to 1.80%  15,453 37.79 to 39.06   624    0.03%      31.74% to   31.21%
   2019................................ 1.40% to 1.80%  16,927 28.69 to 29.77   520    0.00%      35.41% to   34.86%
   2018................................ 1.40% to 1.80%  22,647 21.18 to 22.08   513    0.13%     (4.03)% to  (4.42)%
   2017................................ 1.40% to 1.80%  26,124 22.07 to 23.10   615    0.31%      26.55% to   26.04%
   2016................................ 1.40% to 1.80%  45,381 17.44 to 18.33   877    0.49%       1.03% to    0.63%
 Real Estate Securities V.I.S. Fund --
   Class 1 Shares
   2020................................ 1.15% to 2.95% 160,606 20.31 to  9.41 3,623    0.51%     (6.33)% to  (8.03)%
   2019................................ 1.15% to 2.95% 153,560 21.68 to 10.23 3,813    1.32%      24.70% to    4.81%
   2018................................ 1.15% to 2.55% 174,075 17.38 to 13.38 3,553    2.43%     (6.80)% to  (8.13)%
   2017................................ 1.15% to 2.55% 186,398 18.65 to 14.57 4,129    1.53%       4.63% to    3.15%
   2016................................ 1.15% to 2.55% 224,384 17.83 to 14.12 5,034    2.42%       6.76% to    5.26%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2020................................ 1.40% to 1.80% 225,362 33.84 to 31.42 7,259    1.74%      16.27% to   15.80%
   2019................................ 1.40% to 1.80% 259,623 29.10 to 27.13 7,183    1.27%      29.21% to   28.69%
   2018................................ 1.40% to 1.80% 316,565 22.52 to 21.08 6,765    1.64%     (6.07)% to  (6.46)%
   2017................................ 1.40% to 1.80% 359,344 23.98 to 22.54 8,177    1.69%      19.81% to   19.32%
   2016................................ 1.40% to 1.80% 420,254 20.01 to 18.89 7,971    1.79%      10.05% to    9.61%
 Small-Cap Equity V.I.S. Fund --
   Class 1 Shares
   2020................................ 1.40% to 1.80%  47,188 45.04 to 33.51 1,662    0.00%      12.93% to   12.47%
   2019................................ 1.40% to 1.80%  50,347 39.88 to 29.80 1,554    0.00%      24.36% to   23.85%
   2018................................ 1.40% to 1.80%  58,538 32.07 to 24.06 1,464    0.00%    (10.97)% to (11.33)%
   2017................................ 1.40% to 1.80%  67,144 36.02 to 27.13 1,903    0.00%      11.14% to   10.69%
   2016................................ 1.40% to 1.80%  69,505 32.41 to 24.51 1,803    0.00%      22.04% to   21.55%
 Total Return V.I.S. Fund -- Class 1
   Shares
   2020................................ 1.40% to 2.10% 428,249 23.75 to 16.50 8,649    1.92%       4.95% to    4.21%
   2019................................ 1.40% to 2.10% 450,823 22.63 to 15.83 8,700    2.35%      14.19% to   13.38%
   2018................................ 1.40% to 2.10% 467,586 19.82 to 13.97 7,916    2.12%     (7.66)% to  (8.32)%
   2017................................ 1.40% to 2.10% 520,386 21.46 to 15.23 9,529    2.02%      13.97% to   13.16%
   2016................................ 1.40% to 2.10% 576,571 18.83 to 13.46 9,282    1.87%       4.86% to    4.12%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 Total Return V.I.S. Fund -- Class 3
   Shares
   2020.............................. 1.35% to 2.95% 3,566,001 13.87 to 10.54 49,828   1.61%      4.71% to    3.01%
   2019.............................. 1.35% to 2.95% 4,020,796 13.25 to 10.23 54,217   1.98%     14.01% to    4.80%
   2018.............................. 1.35% to 2.55% 4,662,379 11.62 to 10.79 55,832   1.84%    (7.88)% to  (9.00)%
   2017.............................. 1.35% to 2.55% 5,301,484 12.61 to 11.85 69,389   1.66%     13.71% to   12.33%
   2016.............................. 1.35% to 2.55% 6,303,132 11.09 to 10.55 73,084   1.54%      4.65% to    3.38%
 U.S. Equity V.I.S. Fund -- Class 1
   Shares
   2020.............................. 1.40% to 1.70%    30,264 37.01 to 24.63    958   0.52%     20.92% to   20.55%
   2019.............................. 1.40% to 1.70%    31,654 30.61 to 20.43    826   0.70%     29.93% to   29.53%
   2018.............................. 1.40% to 1.70%    32,139 23.56 to 15.77    645   0.84%    (4.76)% to  (5.05)%
   2017.............................. 1.40% to 1.70%    34,555 24.73 to 16.61    730   0.80%     18.24% to   17.88%
   2016.............................. 1.40% to 1.70%    35,165 20.92 to 14.09    628   1.20%      7.78% to    7.46%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2020.............................. 1.40% to 1.40%     9,410 45.94 to 45.94    432   0.18%     64.69% to   64.69%
   2019.............................. 1.40% to 1.40%     9,636 27.90 to 27.90    269   0.00%     25.65% to   25.65%
   2018.............................. 1.40% to 1.40%     9,874 22.20 to 22.20    219   0.00%      0.77% to    0.77%
   2017.............................. 1.40% to 1.40%     9,974 22.03 to 22.03    220   0.00%     26.67% to   26.67%
   2016.............................. 1.40% to 1.40%    10,034 17.39 to 17.39    175   0.00%    (2.21)% to  (2.21)%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2020.............................. 1.40% to 1.40%     2,939 46.58 to 46.58    137   1.04%     64.81% to   64.81%
   2019.............................. 1.40% to 1.40%     3,030 28.26 to 28.26     86   0.00%     27.53% to   27.53%
   2018.............................. 1.40% to 1.40%     3,683 22.16 to 22.16     82   0.00%      0.01% to    0.01%
   2017.............................. 1.40% to 1.40%     3,854 22.16 to 22.16     85   0.00%     26.94% to   26.94%
   2016.............................. 1.40% to 1.40%     3,951 17.46 to 17.46     69   0.00%      4.75% to    4.75%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2020.............................. 1.45% to 1.70%     7,357 55.20 to 27.58    286   0.00%     28.52% to   28.20%
   2019.............................. 1.45% to 1.70%     9,624 42.95 to 21.51    304   0.00%     26.54% to   26.22%
   2018.............................. 1.45% to 1.70%    11,265 33.94 to 17.04    285   0.00%    (7.10)% to  (7.34)%
   2017.............................. 1.45% to 1.80%    12,295 36.54 to 34.68    337   0.00%     27.87% to   27.42%
   2016.............................. 1.45% to 1.80%    14,426 28.57 to 27.22    310   0.00%    (0.23)% to  (0.59)%
 Jennison Portfolio -- Class II
   Shares
   2020.............................. 1.45% to 1.60%     7,185 69.82 to 67.97    489   0.00%     53.32% to   53.08%
   2019.............................. 1.45% to 1.60%     7,215 45.54 to 44.40    321   0.00%     30.90% to   30.70%
   2018.............................. 1.45% to 1.60%     7,249 34.79 to 33.97    246   0.00%    (2.62)% to  (2.77)%
   2017.............................. 1.45% to 1.80%     2,695 35.73 to 33.91     94   0.00%     34.16% to   33.69%
   2016.............................. 1.45% to 1.80%     3,824 26.63 to 25.37    100   0.00%    (2.72)% to  (3.06)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2020

                                  Expense as a                          Net   Investment
                                  % of Average                         Assets   Income
                                 Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                 -------------- ------- -------------- ------ ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2020......................... 1.15% to 2.95% 456,696  5.62 to 10.53 2,871    0.00%      10.53% to    8.52%
   2019......................... 1.15% to 2.95% 871,420  5.08 to  9.71 4,969    0.00%       8.99% to  (5.94)%
   2018......................... 1.15% to 2.55% 914,737  4.67 to  5.08 4,850    0.00%    (19.36)% to (20.51)%
   2017......................... 1.15% to 2.55% 755,907  5.79 to  6.39 5,081    0.00%     (1.67)% to  (3.06)%
   2016......................... 1.15% to 2.55% 500,632  5.88 to  6.59 3,600    0.00%      23.39% to   21.65%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2020......................... 1.45% to 1.65%  11,305 48.56 to 47.54   542    0.00%      41.11% to   40.82%
   2019......................... 1.45% to 1.65%  12,090 34.41 to 33.76   411    0.00%      35.06% to   34.78%
   2018......................... 1.45% to 1.70%  12,848 25.48 to 24.94   324    0.00%     (1.19)% to  (1.44)%
   2017......................... 1.45% to 1.65%   8,744 25.79 to 25.40   224    0.01%      32.65% to   32.38%
   2016......................... 1.45% to 1.65%  11,893 19.44 to 19.19   230    0.00%     (0.94)% to  (1.14)%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016.